UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22132

Aberdeen Funds

Exact name of registrant as specified in charter:

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

Address of principal executive offices:

Ms. Lucia Sitar, Esquire

Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

Name and address of agent for service:

With Copies to:

Rose F. DiMartino, Esquire

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Registrant’s telephone number, including area code: 866-667-9231

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. The schedule of investments for the three-month period ended July 31, 2014 is filed herewith.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (93.2%)
AUSTRALIA (12.3%)
Consumer Staples (2.0%)
Woolworths Ltd. (a)	523,056	$17,828,007

Financials (2.9%)
QBE Insurance Group Ltd. (a)	2,527,150	25,543,508

Materials (7.4%)
BHP Billiton - London Listing (a)	928,073	31,658,421
Rio Tinto - London Listing (a)	571,740	32,677,236

		64,335,657

		107,707,172

CHINA (6.1%)
Energy (3.1%)
PetroChina Co. Ltd., H Shares (a)	20,846,000	27,017,872

Telecommunication Services (3.0%)
China Mobile Ltd. (a)	2,451,000	26,781,200

		53,799,072

HONG KONG (23.0%)
Consumer Discretionary (1.7%)
Global Brands Group Holding Ltd. (b)	9,218,000	2,402,612
Li & Fung Ltd. (a)	9,218,000	12,255,880

		14,658,492

Consumer Staples (1.6%)
Dairy Farm International Holdings Ltd.	1,299,600	13,892,724

Financials (14.2%)
AIA Group Ltd. (a)	5,435,800	29,156,533
Hang Lung Group Ltd. (a)	1,427,000	7,652,709
Hang Lung Properties Ltd. (a)	4,354,000	13,446,706
HSBC Holdings PLC (a)	3,108,476	33,300,341
Swire Pacific Ltd., Class A (a)	2,445,500	31,470,437
Swire Pacific Ltd., Class B (a)	2,465,000	5,887,466
Swire Properties Ltd. (a)	1,073,900	3,514,833

		124,429,025

Industrials (4.4%)
Jardine Strategic Holdings Ltd. (a)	1,069,000	38,207,398

Information Technology (1.1%)
ASM Pacific Technology Ltd.	923,200	9,809,681

		200,997,320

INDIA (11.6%)
Consumer Discretionary (1.3%)
Hero MotoCorp Ltd. (a)	257,000	11,030,579

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Consumer Staples (0.5%)
ITC Ltd. (a)	783,968	$4,605,100

Financials (4.5%)
Housing Development Finance Corp. Ltd. (a)	1,824,799	31,870,199
ICICI Bank Ltd. (a)	246,200	5,941,713
ICICI Bank Ltd., ADR	26,800	1,340,536

		39,152,448

Health Care (0.0%)
GlaxoSmithKline Pharmaceuticals Ltd.	5,752	237,122

Information Technology (2.7%)
Infosys Ltd. (a)	432,250	23,882,099

Materials (2.6%)
Grasim Industries Ltd. (a)	42,024	2,226,349
Grasim Industries Ltd., GDR (c)	20,080	1,068,055
UltraTech Cement Ltd. (a)	488,142	19,464,143
UltraTech Cement Ltd., GDR (c)	330	13,227

		22,771,774

		101,679,122

INDONESIA (0.8%)
Consumer Staples (0.8%)
Unilever Indonesia Tbk PT (a)	2,699,500	7,063,443

MALAYSIA (3.4%)
Consumer Staples (1.1%)
British American Tobacco Bhd (a)	429,500	9,446,136

Financials (2.3%)
CIMB Group Holdings Bhd (a)	6,020,999	13,148,596
Public Bank Bhd (a)	1,174,500	7,259,405

		20,408,001

		29,854,137

PHILIPPINES (3.0%)
Financials (3.0%)
Ayala Corp. (a)	1,104,780	16,639,121
Ayala Land, Inc. (a)	4,812,700	3,424,741
Bank of Philippine Islands (a)	3,008,225	6,552,346

		26,616,208

REPUBLIC OF SOUTH KOREA (1.0%)
Consumer Staples (1.0%)
E-Mart Co. Ltd. (a)	37,772	8,481,539

SINGAPORE (19.3%)
Financials (11.2%)
City Developments Ltd. (a)	2,977,000	25,143,246
DBS Group Holdings Ltd. (a)	661,627	9,639,459
Oversea-Chinese Banking Corp. Ltd. (a)	5,098,355	40,689,479
United Overseas Bank Ltd. (a)	1,173,235	22,641,839

		98,114,023

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Industrials (5.0%)
Keppel Corp. Ltd. (a)	2,542,000	$22,280,594
Singapore Technologies Engineering Ltd. (a)	7,190,000	21,835,699

		44,116,293

Information Technology (0.6%)
Venture Corp. Ltd. (a)	738,000	4,791,286

Telecommunication Services (2.5%)
Singapore Telecommunications Ltd. (a)	6,753,000	21,950,333

		168,971,935

TAIWAN (4.6%)
Information Technology (3.0%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	6,548,000	26,252,780

Telecommunication Services (1.6%)
Taiwan Mobile Co. Ltd. (a)	4,499,100	13,769,650

		40,022,430

THAILAND (3.8%)
Energy (1.2%)
PTT Exploration & Production PCL, Foreign Shares (a)	2,197,000	11,068,463

Materials (2.6%)
Siam Cement PCL, Foreign Shares (a)	1,693,200	22,544,915

		33,613,378

UNITED KINGDOM (2.8%)
Financials (2.8%)
Standard Chartered PLC (a)	1,192,176	24,723,059

UNITED STATES (1.5%)
Consumer Discretionary (1.5%)
Yum! Brands, Inc.	185,000	12,839,000

Total Common Stocks		816,367,815

PREFERRED STOCKS (4.6%)
REPUBLIC OF SOUTH KOREA (4.6%)
Information Technology (4.6%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	38,781	40,107,487

Total Preferred Stocks		40,107,487

REPURCHASE AGREEMENT (2.4%)
UNITED STATES (2.4%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $21,387,000, collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $21,820,013	$21,387,000	21,387,000

Total Repurchase Agreement		21,387,000

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Total Investments (Cost $809,906,634) (d)—100.2%	877,862,302

Liabilities in excess of other assets—(0.2)%	(1,949,604)

Net Assets—100.0%	$875,912,698

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (95.4%)
AUSTRALIA (3.9%)
Consumer Discretionary (1.1%)
ARB Corp. Ltd. (a)	28,845	$325,525

Financials (1.4%)
Shopping Centres Australasia Property Group, REIT (a)	271,000	445,289

Industrials (1.4%)
Cabcharge Australia Ltd. (a)	102,416	435,353

		1,206,167

CHINA (3.7%)
Energy (0.6%)
Green Dragon Gas Ltd. (b)	22,576	184,858
Greka Engineering & Technology Ltd. (b)	121,761	6,681

		191,539

Financials (1.4%)
Yanlord Land Group Ltd. (a)	460,000	444,057

Materials (1.7%)
Yingde Gases Group Co. Ltd. (a)	485,000	529,349

		1,164,945

HONG KONG (11.1%)
Consumer Discretionary (4.2%)
Cafe de Coral Holdings Ltd. (a)	22,000	78,397
Giordano International Ltd. (a)	800,000	468,026
Hongkong & Shanghai Hotels Ltd. (The) (a)	355,520	506,800
Texwinca Holdings Ltd. (a)	260,000	244,459

		1,297,682

Consumer Staples (0.5%)
Convenience Retail Asia Ltd.	224,000	158,967

Financials (3.1%)
AEON Credit Service (Asia) Co. Ltd. (a)	82,000	66,685
Dah Sing Financial Holdings Ltd.	141,738	807,444
Public Financial Holdings Ltd.	214,000	102,167

		976,296

Industrials (2.6%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	12,400	143,420
Pacific Basin Shipping Ltd. (a)	1,135,000	683,683

		827,103

Telecommunication Services (0.7%)
Asia Satellite Telecommunications Holdings Ltd.	63,000	219,889

		3,479,937

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

INDIA (10.9%)
Consumer Staples (1.4%)
Godrej Consumer Products Ltd. (a)	31,887	$440,310

Health Care (2.1%)
Piramal Enterprises Ltd.	15,500	166,160
Sanofi India Ltd.	9,993	487,824

		653,984

Industrials (1.5%)
Container Corp. of India (a)	22,203	474,875

Information Technology (2.5%)
CMC Ltd.	14,834	469,377
MphasiS Ltd.	39,526	297,477

		766,854

Materials (3.1%)
Castrol (India) Ltd. (a)	57,485	316,831
Kansai Nerolac Paints Ltd.	9,668	252,888
Ramco Cements Ltd. (The)	82,732	390,336

		960,055

Utilities (0.3%)
Gujarat Gas Co. Ltd.	14,500	104,385

		3,400,463

INDONESIA (7.8%)
Consumer Discretionary (1.0%)
Astra Otoparts Tbk PT (a)	926,900	312,451

Consumer Staples (2.8%)
Multi Bintang Indonesia Tbk PT (a)	3,000	260,166
Petra Foods Ltd.	197,000	622,189

		882,355

Financials (1.3%)
Bank OCBC NISP Tbk PT (a)(b)	1,496,895	168,568
Bank Permata Tbk PT	2,152,561	256,578

		425,146

Industrials (1.3%)
AKR Corporindo Tbk PT (a)	1,070,300	403,655

Materials (1.4%)
Holcim Indonesia Tbk PT (a)	1,654,200	428,025

		2,451,632

MALAYSIA (16.6%)
Consumer Discretionary (6.8%)
Aeon Co. (M) Bhd	815,200	1,027,928
Oriental Holdings Bhd	272,000	665,532
Panasonic Manufacturing Malaysia Bhd	23,600	155,364
Shangri-La Hotels Malaysia Bhd	123,400	287,650

		2,136,474

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Consumer Staples (4.0%)
Carlsberg Brewery Malaysia Bhd	40,000	$149,687
Guinness Anchor Bhd (a)	34,300	144,883
United Malacca Bhd	114,000	267,522
United Plantations Bhd	75,000	678,191

		1,240,283

Financials (3.4%)
Alliance Financial Group Bhd (a)	321,600	490,490
Bursa Malaysia Bhd	59,600	155,154
SP Setia Bhd (a)	250,051	274,401
YNH Property Bhd (a)	233,200	151,305

		1,071,350

Industrials (1.2%)
Pos Malaysia Bhd (a)	217,700	356,444

Materials (1.2%)
Batu Kawan Bhd	14,900	92,309
Tasek Corp. Bhd	60,400	281,968

		374,277

		5,178,828

NETHERLANDS (0.5%)
Information Technology (0.5%)
ASM International NV (a)	4,300	163,509

PHILIPPINES (2.3%)
Consumer Discretionary (0.8%)
Jollibee Foods Corp. (a)	59,420	240,886

Financials (0.3%)
Cebu Holdings, Inc.	829,500	98,250

Industrials (0.2%)
Asian Terminals, Inc. (a)	314,200	75,241

Utilities (1.0%)
Manila Water Co., Inc. (a)	505,400	310,540

		724,917

REPUBLIC OF SOUTH KOREA (6.6%)
Consumer Discretionary (2.4%)
Shinsegae Co. Ltd. (a)	3,240	733,001

Financials (4.2%)
BS Financial Group, Inc. (a)	40,144	641,127
DGB Financial Group, Inc. (a)	41,400	672,071

		1,313,198

		2,046,199

SINGAPORE (15.6%)
Financials (6.2%)
Ascendas Hospitality Trust, REIT	405,000	248,357
Bukit Sembawang Estates Ltd. (a)	110,000	554,184
CDL Hospitality Trusts, REIT (a)	240,000	335,454

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Far East Hospitality Trust, REIT (a)	650,000	$454,498
Hong Leong Finance Ltd.	25,000	55,912
Wheelock Properties (Singapore) Ltd. (a)	205,000	310,871

		1,959,276

Health Care (2.0%)
Eu Yan Sang International Ltd.	170,000	111,743
Raffles Medical Group Ltd. (a)	165,315	517,182

		628,925

Industrials (4.4%)
ComfortDelGro Corp. Ltd. (a)	230,000	475,349
SATS Ltd. (a)	144,000	346,277
SBS Transit Ltd.	9,500	12,946
Singapore Post Ltd.	241,000	340,008
Yoma Strategic Holdings Ltd. (a)	346,000	190,812

		1,365,392

Information Technology (2.3%)
Venture Corp. Ltd. (a)	110,000	714,148

Materials (0.7%)
Straits Trading Co. Ltd.	90,500	214,008

		4,881,749

SRI LANKA (2.7%)
Financials (0.4%)
Commercial Bank of Ceylon PLC	109,646	122,086

Industrials (2.3%)
Aitken Spence & Co. PLC (a)	234,381	196,529
John Keells Holdings PLC (a)	292,192	530,950

		727,479

		849,565

THAILAND (9.7%)
Consumer Discretionary (2.4%)
BEC World PCL, Foreign Shares (a)	281,200	431,405
Minor International PCL, Foreign Shares (a)	330,000	330,209

		761,614

Financials (3.7%)
AEON Thana Sinsap Thailand PCL, Foreign Shares	119,000	385,425
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (a)(c)	390,000	167,183
Tisco Financial Group PCL, Foreign Shares (a)	250,000	321,598
Tisco Financial Group PCL, NVDR (a)	220,000	283,007

		1,157,213

Health Care (1.0%)
Bumrungrad Hospital PCL, Foreign Shares (a)	85,700	320,037

Information Technology (1.2%)
Hana Microelectronics PCL, Foreign Shares	330,900	381,293

Materials (1.4%)
Siam City Cement PCL, Foreign Shares (a)	31,000	425,169

		3,045,326

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

UNITED KINGDOM (4.0%)
Consumer Discretionary (3.0%)
Millennium & Copthorne Hotels PLC (a)	96,182	$949,430

Consumer Staples (1.0%)
M.P. Evans Group PLC	37,345	305,475

		1,254,905

Total Common Stocks		29,848,142

WARRANTS (0.0%)
SRI LANKA (0.0%)
Industrials (0.0%)
John Keells Holdings PLC, expires 11/11/16 (b)	7,564	4,194
John Keells Holdings PLC, expires 11/12/15 (b)	7,564	3,717

		7,911

Total Warrants		7,911

REPURCHASE AGREEMENT (6.0%)
UNITED STATES (6.0%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $1,884,000, collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $1,926,600	$1,884,000	1,884,000

Total Repurchase Agreement		1,884,000

Total Investments (Cost $30,694,311) (d)—101.4%		31,740,053

Liabilities in excess of other assets—(1.4)%		(441,249)

Net Assets—100.0%		$31,298,804

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	As of July 31, 2014, security is a Closed End Mutual Fund.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (98.1%)
CHINA (25.6%)
Consumer Discretionary (0.6%)
Charm Communications, Inc., ADR (a)	44,470	$199,226

Consumer Staples (3.3%)
China Resources Enterprise Ltd. (b)	360,000	1,093,181

Energy (9.7%)
CNOOC Ltd. (b)	758,000	1,338,870
Green Dragon Gas Ltd. (a)	58,000	474,919
Greka Drilling Ltd. (a)	225,000	38,937
Greka Engineering & Technology Ltd. (a)	174,000	9,547
PetroChina Co. Ltd., H Shares (b)	1,064,000	1,379,018

		3,241,291

Financials (5.5%)
China Merchants Bank Co. Ltd., A Shares (b)(c)	415,000	743,223
China Vanke Co. Ltd., A Shares (c)	350,000	561,161
Yanlord Land Group Ltd. (b)	550,000	530,937

		1,835,321

Materials (2.5%)
Huaxin Cement Co. Ltd., B Shares	298,240	279,749
Yingde Gases Group Co. Ltd. (b)	497,000	542,447

		822,196

Telecommunication Services (4.0%)
China Mobile Ltd. (b)	120,500	1,316,660

		8,507,875

HONG KONG (70.2%)
Consumer Discretionary (14.1%)
AEON Stores (Hong Kong) Co. Ltd.	286,500	371,893
Giordano International Ltd. (b)	1,074,000	628,325
Global Brands Group Holding Ltd. (a)	554,380	144,495
Hongkong & Shanghai Hotels Ltd. (The) (b)	572,757	816,475
Li & Fung Ltd. (b)	614,380	816,855
Samsonite International SA (b)	257,300	797,354
Shangri-La Asia Ltd. (b)	474,000	748,924
Texwinca Holdings Ltd. (b)	386,000	362,927

		4,687,248

Consumer Staples (2.7%)
Convenience Retail Asia Ltd.	122,000	86,580
Dairy Farm International Holdings Ltd.	76,500	817,785

		904,365

Financials (31.3%)
AIA Group Ltd. (b)	352,400	1,890,202
Dah Sing Banking Group Ltd. (b)	289,440	517,519
Hang Lung Group Ltd. (b)	252,000	1,351,424

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen China Opportunities Fund

Hang Lung Properties Ltd. (b)	36,000	$111,181
Hong Kong Exchanges and Clearing Ltd. (b)	31,900	715,819
HSBC Holdings PLC (b)	162,272	1,738,380
Standard Chartered PLC (HK Listing) (b)	55,240	1,142,667
Swire Pacific Ltd., Class A (b)	5,000	64,344
Swire Pacific Ltd., Class B (b)	850,000	2,030,161
Swire Properties Ltd. (b)	260,400	852,279

		10,413,976

Industrials (16.6%)
Hong Kong Aircraft Engineering Co. Ltd. (b)	43,200	499,659
Jardine Strategic Holdings Ltd. (b)	72,500	2,591,241
Kerry Logistics Network Ltd. (b)	104,500	170,578
MTR Corp. Ltd. (b)	413,844	1,625,806
Pacific Basin Shipping Ltd. (b)	1,026,000	618,025

		5,505,309

Information Technology (2.6%)
ASM Pacific Technology Ltd.	81,200	862,810

Materials (0.5%)
Hung Hing Printing Group Ltd.	1,288,000	184,473

Telecommunication Services (0.8%)
Asia Satellite Telecommunications Holdings Ltd.	75,500	263,517

Utilities (1.6%)
Hong Kong & China Gas Co. Ltd.	241,900	529,992

		23,351,690

UNITED STATES (2.3%)
Consumer Discretionary (2.3%)
Yum! Brands, Inc.	10,974	761,596

Total Common Stocks		32,621,161

Total Investments (Cost $31,290,047) (d)—98.1%		32,621,161

Other assets in excess of liabilities—1.9%		632,386

Net Assets—100.0%		$33,253,547

(a)	Non-income producing security.
(b)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(c)	China A shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (88.6%)
BRAZIL (8.8%)
Consumer Discretionary (1.1%)
Lojas Renner SA	3,887,710	$117,380,996

Consumer Staples (1.1%)
Souza Cruz SA	12,070,988	112,050,692

Energy (2.5%)
Petroleo Brasileiro SA, ADR	1,619,000	25,806,860
Ultrapar Participacoes SA	10,099,000	232,583,030

		258,389,890

Financials (1.1%)
Banco Bradesco SA	595,600	9,288,079
Multiplan Empreendimentos Imobiliarios SA	4,625,629	109,893,731

		119,181,810

Materials (3.0%)
Vale SA, ADR	21,620,901	310,259,929

		917,263,317

CHILE (1.4%)
Financials (1.4%)
Banco Santander Chile, ADR	5,840,846	148,532,714

CHINA (5.6%)
Energy (2.3%)
PetroChina Co. Ltd., H Shares (a)	186,602,200	241,849,482

Telecommunication Services (3.3%)
China Mobile Ltd. (a)	31,037,100	339,131,285

		580,980,767

HONG KONG (7.9%)
Financials (7.9%)
AIA Group Ltd. (a)	52,060,000	279,239,319
Hang Lung Group Ltd. (a)	25,049,000	134,332,657
Hang Lung Properties Ltd. (a)	38,882,000	120,081,491
Swire Pacific Ltd., Class A (a)	16,401,000	211,059,757
Swire Pacific Ltd., Class B (a)	15,945,000	38,083,430
Swire Properties Ltd. (a)	13,957,100	45,681,051

		828,477,705

HUNGARY (1.1%)
Consumer Discretionary (0.0%)
Danubius Hotel and Spa PLC (b)	2,039	47,668

Health Care (1.1%)
Richter Gedeon Nyrt (a)	7,155,840	117,416,491

		117,464,159

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Emerging Markets Fund

INDIA (13.7%)
Consumer Discretionary (1.2%)
Hero MotoCorp Ltd. (a)	2,931,597	$125,825,728

Consumer Staples (3.6%)
Hindustan Unilever Ltd. (a)	15,700,443	176,847,643
ITC Ltd. (a)	33,274,565	195,457,854

		372,305,497

Financials (4.3%)
Housing Development Finance Corp. Ltd. (a)	18,398,000	321,321,920
ICICI Bank Ltd. (a)	5,146,900	124,213,659
ICICI Bank Ltd., ADR	32,100	1,605,642

		447,141,221

Health Care (0.0%)
GlaxoSmithKline Pharmaceuticals Ltd.	83,341	3,435,677

Information Technology (2.7%)
Infosys Ltd. (a)	5,034,515	278,160,286

Materials (1.9%)
Grasim Industries Ltd. (a)	846,892	44,866,682
Grasim Industries Ltd., GDR (c)	13,359	710,565
UltraTech Cement Ltd. (a)	3,937,601	157,007,649
UltraTech Cement Ltd., GDR	13,918	557,834

		203,142,730

		1,430,011,139

INDONESIA (2.9%)
Consumer Discretionary (2.9%)
Astra International Tbk PT (a)	458,020,400	302,451,272

ITALY (2.2%)
Energy (2.2%)
Tenaris SA, ADR	5,262,000	226,108,140

MALAYSIA (2.3%)
Financials (2.3%)
CIMB Group Holdings Bhd (a)	46,713,542	102,012,554
Public Bank Bhd (a)	22,182,200	137,104,798

		239,117,352

MEXICO (6.9%)
Consumer Discretionary (0.0%)
Consorcio ARA SAB de CV (b)	3,467,000	1,584,015

Consumer Staples (3.4%)
Fomento Economico Mexicano SAB de CV, ADR	3,194,501	299,931,699
Organizacion Soriana SAB de CV, Class B	15,206,779	49,542,812

		349,474,511

Financials (2.4%)
Grupo Financiero Banorte SAB de CV	38,072,148	253,286,340

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Emerging Markets Fund

Industrials (1.1%)
Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	951,715	$118,469,483

		722,814,349

PHILIPPINES (3.3%)
Financials (3.3%)
Ayala Corp. (a)	3,958,000	59,611,544
Ayala Land, Inc. (a)	195,247,800	138,939,278
Bank of Philippine Islands (a)	64,725,894	140,982,301

		339,533,123

POLAND (2.5%)
Consumer Staples (0.9%)
Jeronimo Martins SGPS SA (a)	6,903,976	90,243,186

Financials (1.6%)
Bank Pekao SA (a)	3,269,062	173,243,180

		263,486,366

REPUBLIC OF SOUTH KOREA (1.3%)
Consumer Staples (1.3%)
E-Mart Co. Ltd. (a)	603,019	135,405,303

RUSSIA (4.4%)
Consumer Staples (1.7%)
Magnit OJSC (a)	692,928	177,221,615

Energy (2.7%)
Lukoil OAO, ADR	5,115,000	285,417,000

		462,638,615

SOUTH AFRICA (6.0%)
Consumer Discretionary (1.7%)
Truworths International Ltd. (a)	25,651,395	179,602,071

Consumer Staples (3.0%)
Massmart Holdings Ltd. (a)	8,464,282	110,604,124
SABMiller PLC (a)	3,652,100	198,835,819

		309,439,943

Materials (1.3%)
BHP Billiton PLC (a)	4,145,549	141,623,417

		630,665,431

TAIWAN (4.6%)
Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	90,968,117	364,716,854

Telecommunication Services (1.1%)
Taiwan Mobile Co. Ltd. (a)	37,660,255	115,260,500

		479,977,354

THAILAND (4.9%)
Energy (0.8%)
PTT Exploration & Production PCL, Foreign Shares (a)	15,703,800	79,115,578

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Emerging Markets Fund

Financials (2.4%)
Siam Commercial Bank PCL, Foreign Shares (a)	44,670,100	$245,881,070

Materials (1.7%)
Siam Cement PCL, Foreign Shares (a)	11,254,200	149,849,389
Siam Cement PCL, NVDR (a)	2,365,300	31,801,231

		181,650,620

		506,647,268

TURKEY (5.4%)
Consumer Staples (1.6%)
BIM Birlesik Magazalar A.S. (a)	7,056,088	167,087,242

Financials (3.8%)
Akbank T.A.S. (a)	51,647,608	204,829,067
Turkiye Garanti Bankasi A.S. (a)	46,635,599	192,055,813

		396,884,880

		563,972,122

UNITED KINGDOM (2.3%)
Financials (2.3%)
Standard Chartered PLC (a)	11,427,766	236,986,267

UNITED STATES (1.1%)
Consumer Discretionary (1.1%)
Yum! Brands, Inc.	1,625,000	112,775,000

Total Common Stocks		9,245,307,763

PREFERRED STOCKS (9.9%)
BRAZIL (5.4%)
Energy (2.0%)
Petroleo Brasileiro SA, ADR, Preferred Shares	12,631,900	212,468,558

Financials (2.9%)
Banco Bradesco SA, ADR, Preferred Shares	19,877,586	303,729,514

Materials (0.5%)
Vale SA, ADR, Preferred Shares	3,716,416	47,570,125

		563,768,197

REPUBLIC OF SOUTH KOREA (4.5%)
Information Technology (4.5%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	450,791	466,210,105

Total Preferred Stocks		1,029,978,302

REPURCHASE AGREEMENT (0.9%)
UNITED STATES (0.9%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $95,295,000, collateralized by a U.S. Treasury Bond, maturing 02/15/2040; total market value of $97,204,575.	$95,295,000	95,295,000

Total Repurchase Agreement		95,295,000

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Emerging Markets Fund

Total Investments (Cost $9,274,155,959) (d)—99.4%	10,370,581,065

Other assets in excess of liabilities—0.6%	66,100,249

Net Assets—100.0%	$10,436,681,314

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS—LONG POSITIONS (87.0%)
Consumer Discretionary (11.8%)
Ascena Retail Group, Inc. (a)	349,900	$5,619,394
BorgWarner, Inc.	197,600	12,300,600
Comcast Corp., Class A	309,500	16,629,435
PVH Corp.	89,800	9,894,164
Target Corp.	197,100	11,745,189
TJX Cos., Inc.	206,600	11,009,714

		67,198,496

Consumer Staples (10.8%)
Costco Wholesale Corp.	127,000	14,927,580
CVS Caremark Corp.	218,500	16,684,660
Kraft Foods Group, Inc.	118,766	6,364,076
PepsiCo, Inc.	140,600	12,386,860
Philip Morris International, Inc.	142,200	11,661,822

		62,024,998

Energy (10.7%)
Apache Corp.	146,900	15,080,754
Chevron Corp.	42,600	5,505,624
ConocoPhillips	70,600	5,824,500
National Oilwell Varco, Inc.	154,800	12,544,992
Schlumberger Ltd.	98,100	10,633,059
TransCanada Corp.	228,600	11,468,862

		61,057,791

Financials (9.1%)
American Express Co.	125,700	11,061,600
BlackRock, Inc.	31,900	9,720,887
Intercontinental Exchange, Inc.	66,200	12,724,964
Jones Lang LaSalle, Inc.	57,700	7,137,490
Wells Fargo & Co.	228,326	11,621,794

		52,266,735

Health Care (11.8%)
Aetna, Inc.	171,000	13,257,630
Baxter International, Inc.	96,200	7,185,178
Gilead Sciences, Inc. (a)	134,200	12,286,010
Johnson & Johnson	93,600	9,368,424
PAREXEL International Corp. (a)	110,000	5,891,600
Pfizer, Inc.	416,900	11,965,030
Waters Corp. (a)	71,400	7,385,616

		67,339,488

Industrials (10.4%)
Canadian National Railway Co.	170,600	11,402,904
Deere & Co.	83,000	7,064,130
Emerson Electric Co.	223,800	14,244,870
Equifax, Inc.	112,000	8,522,080
Lockheed Martin Corp.	57,100	9,533,987
Precision Castparts Corp.	38,600	8,831,680

		59,599,651

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Equity Long-Short Fund

Information Technology (14.2%)
Alliance Data Systems Corp. (a)	33,000	$8,655,570
Cognizant Technology Solutions Corp., Class A (a)	268,700	13,179,735
EMC Corp.	396,700	11,623,310
FEI Co.	134,100	10,272,060
Oracle Corp.	337,900	13,647,781
QUALCOMM, Inc.	169,997	12,528,779
Visa, Inc., Class A	53,120	11,208,851

		81,116,086

Materials (6.6%)
International Flavors & Fragrances, Inc.	93,500	9,442,565
Nucor Corp.	273,000	13,710,060
Potash Corp. of Saskatchewan, Inc.	252,200	8,950,578
Praxair, Inc.	45,500	5,830,370

		37,933,573

Telecommunication Services (1.6%)
Verizon Communications, Inc.	181,700	9,161,314

Total Common Stocks—Long Positions		497,698,132

REPURCHASE AGREEMENT (10.9%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $62,547,000 collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $63,799,613	$62,547,000	62,547,000

Total Repurchase Agreement		62,547,000

Total Investments (Cost $458,314,708) (b)—97.9%		560,245,132

Other assets in excess of liabilities—2.1%		11,794,685

Net Assets—100.0%		$572,039,817

(a) Non-income producing security.
(b) See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

COMMON STOCKS—SHORT POSITIONS (37.9%)
Consumer Discretionary (5.8%)
Apollo Education Group, Inc.(a)	150,200	4,195,086
Carnival Corp.	191,900	6,950,618
Darden Restaurants, Inc.	124,600	5,825,050
Garmin Ltd.	84,800	4,667,392
iRobot Corp.(a)	127,500	4,127,175
Leggett & Platt, Inc.	223,300	7,324,240

		33,089,561

Consumer Staples (4.0%)
B&G Foods, Inc.	242,400	6,804,168
Campbell Soup Co.	118,800	4,940,892
United Natural Foods, Inc.(a)	98,100	5,750,622
Whole Foods Market, Inc.	139,200	5,320,224

		22,815,906

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Equity Long-Short Fund

Energy (3.2%)
Denbury Resources, Inc.	508,000	$8,610,600
Patterson-UTI Energy, Inc.	276,200	9,487,470

		18,098,070

Financials (4.6%)
Allstate Corp. (The)	132,500	7,744,625
Comerica, Inc.	119,100	5,985,966
Legg Mason, Inc.	145,300	6,894,485
Northern Trust Corp.	90,000	6,020,100

		26,645,176

Health Care (4.6%)
Agilent Technologies, Inc.	205,600	11,532,104
Boston Scientific Corp.(a)	622,300	7,952,994
Cardinal Health, Inc.	93,700	6,713,605

		26,198,703

Industrials (7.6%)
Con-way, Inc.	164,500	8,118,075
Fastenal Co.	243,400	10,794,790
Illinois Tool Works, Inc.	68,900	5,675,293
Northrop Grumman Corp.	78,500	9,676,695
PACCAR, Inc.	148,900	9,272,003

		43,536,856

Information Technology (7.4%)
CA, Inc.	209,000	6,035,920
FactSet Research Systems, Inc.	101,700	12,217,221
International Business Machines Corp.	65,400	12,535,218
NetApp, Inc.	136,000	5,282,240
VeriFone Systems, Inc.(a)	186,400	6,246,264

		42,316,863

Materials (0.7%)
United States Steel Corp.	125,000	4,186,250

Total Common Stocks—Short Positions		216,887,385

EXCHANGE TRADED FUNDS—SHORT POSITIONS (2.6%)
Equity Funds (2.6%)
Powershares QQQ Trust, Series 1	96,200	9,141,886
Utilities Select Sector SPDR Fund	140,000	5,775,000

		14,916,886

Total Exchange Traded Funds—Short Positions		14,916,886

Total Securities Sold Short (Proceeds $189,247,450)—40.5%		$231,804,271

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen European Equity Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (97.3%)
DENMARK (3.6%)
Health Care (3.6%)
Novo Nordisk AS, Class B (a)	5,250	$241,669

FRANCE (10.7%)
Consumer Staples (5.2%)
Casino Guichard-Perrachon SA (a)	1,780	214,535
L’Oreal SA (a)	800	135,088

		349,623

Industrials (3.5%)
Schneider Electric SE (a)	2,720	230,538

Utilities (2.0%)
GDF Suez (a)	5,200	134,079

		714,240

GERMANY (3.9%)
Materials (3.9%)
Linde AG (a)	1,270	259,028

ITALY (2.0%)
Energy (2.0%)
Eni SpA (a)	5,100	129,774

NORWAY (1.9%)
Industrials (1.9%)
Kongsberg Gruppen AS	5,660	129,202

SWEDEN (10.5%)
Financials (3.5%)
Nordea Bank AB (a)	17,090	229,190

Industrials (5.0%)
Assa Abloy AB, Class B (a)	3,450	169,517
Atlas Copco AB, B Shares (a)	6,130	165,429

		334,946

Information Technology (2.0%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	10,600	131,990

		696,126

SWITZERLAND (16.1%)
Consumer Discretionary (1.6%)
Swatch Group AG (a)	1,050	105,144

Consumer Staples (3.4%)
Nestle SA (a)	3,090	228,784

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen European Equity Fund

Financials (1.5%)
Zurich Insurance Group AG (a)(b)	340	$98,773

Health Care (4.2%)
Roche Holding AG (a)	950	275,695

Industrials (3.1%)
Schindler Holding AG (a)	1,380	206,238

Materials (2.3%)
Holcim Ltd. (a)(b)	1,940	155,232

		1,069,866

UNITED KINGDOM (48.6%)
Consumer Discretionary (2.7%)
Pearson PLC	9,420	181,462

Consumer Staples (9.8%)
Associated British Foods PLC (a)	2,000	93,624
British American Tobacco PLC (a)	4,000	234,329
Tesco PLC (a)	30,000	130,162
Unilever PLC (a)	4,500	194,429

		652,544

Energy (5.4%)
BG Group PLC (a)	8,600	169,586
Royal Dutch Shell PLC, A Shares (a)	4,651	191,259

		360,845

Financials (9.7%)
Prudential PLC (a)	12,000	275,806
Schroders PLC, Non-Voting Shares (a)	4,350	135,785
Standard Chartered PLC (a)	11,177	231,786

		643,377

Health Care (1.8%)
GlaxoSmithKline PLC (a)	4,930	118,807

Industrials (10.9%)
Cobham PLC (a)	29,616	146,126
Experian PLC (a)	8,000	136,886
Rolls-Royce Holdings PLC (a)(b)	15,700	274,064
Weir Group PLC (The) (a)	3,800	164,011

		721,087

Materials (5.2%)
BHP Billiton PLC (a)	5,030	171,583
Croda International PLC	4,800	170,262

		341,845

Utilities (3.1%)
Centrica PLC (a)	40,000	208,418

		3,228,385

Total Common Stocks		6,468,290

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen European Equity Fund

REPURCHASE AGREEMENT (2.3%)
UNITED STATES (2.3%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $154,000, collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $158,438	$154,000	$154,000

Total Repurchase Agreement		154,000

Total Investments (Cost $6,086,840) (c)—99.6%		6,622,290

Other assets in excess of liabilities—0.4%		25,027

Net Assets—100.0%		$6,647,317

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (94.1%)
CANADA (4.3%)
Industrials (2.2%)
Canadian National Railway Co.	53,100	$3,549,740

Materials (2.1%)
Potash Corp. of Saskatchewan, Inc.	96,200	3,415,327

		6,965,067

CHINA (1.6%)
Energy (1.6%)
PetroChina Co. Ltd., H Shares (a)	2,047,300	2,653,444

FRANCE (1.5%)
Industrials (1.5%)
Schneider Electric SE (a)	28,900	2,449,463

HONG KONG (2.8%)
Financials (2.8%)
AIA Group Ltd. (a)	516,400	2,769,865
Swire Pacific Ltd., Class A (a)	139,800	1,799,046

		4,568,911

ITALY (5.0%)
Energy (5.0%)
Eni SpA (a)	134,701	3,427,589
Tenaris SA, ADR	109,700	4,713,809

		8,141,398

JAPAN (6.7%)
Consumer Staples (1.1%)
Japan Tobacco, Inc. (a)	51,000	1,793,544

Financials (1.1%)
Daito Trust Construction Co. Ltd. (a)	14,900	1,795,837

Industrials (1.6%)
FANUC Corp. (a)	15,300	2,644,303

Materials (2.9%)
Shin-Etsu Chemical Co. Ltd. (a)	72,800	4,617,570

		10,851,254

MEXICO (2.2%)
Consumer Staples (2.2%)
Fomento Economico Mexicano SAB de CV, ADR	37,500	3,520,875

SINGAPORE (1.1%)
Financials (1.1%)
City Developments Ltd. (a)	212,800	1,797,273

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global Equity Fund

SOUTH AFRICA (1.6%)
Telecommunication Services (1.6%)
MTN Group Ltd. (a)	125,800	$2,603,982

SWEDEN (4.9%)
Financials (1.6%)
Nordea Bank AB (a)	190,400	2,553,411

Industrials (2.2%)
Atlas Copco AB, A Shares (a)	121,843	3,635,169

Information Technology (1.1%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	150,800	1,877,743

		8,066,323

SWITZERLAND (12.0%)
Consumer Staples (2.1%)
Nestle SA (a)	45,500	3,368,820

Financials (2.6%)
Zurich Insurance Group AG (a)(b)	14,500	4,212,390

Health Care (7.3%)
Novartis AG (a)	58,700	5,106,818
Roche Holding AG (a)	23,700	6,877,872

		11,984,690

		19,565,900

TAIWAN (2.8%)
Information Technology (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	229,500	4,590,000

UNITED KINGDOM (17.9%)
Consumer Staples (3.2%)
British American Tobacco PLC (a)	89,500	5,243,122

Energy (3.2%)
Royal Dutch Shell PLC, B Shares (a)	121,000	5,210,476

Financials (5.0%)
HSBC Holdings PLC (a)	344,600	3,694,427
Standard Chartered PLC (a)	213,667	4,430,975

		8,125,402

Industrials (0.5%)
Rolls-Royce Holdings PLC(b) (a)(b)	47,372	826,942

Materials (2.2%)
BHP Billiton PLC (a)	104,100	3,551,059

Telecommunication Services (2.2%)
Vodafone Group PLC (a)	1,077,409	3,587,870

Utilities (1.6%)
Centrica PLC (a)	502,700	2,619,297

		29,164,168

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global Equity Fund

UNITED STATES (29.7%)
Consumer Discretionary (1.6%)
Comcast Corp., Class A	48,000	$2,579,040

Consumer Staples (8.9%)
CVS Caremark Corp.	68,100	5,200,116
PepsiCo, Inc.	48,600	4,281,660
Philip Morris International, Inc.	61,300	5,027,213

		14,508,989

Energy (7.3%)
Chevron Corp.	20,400	2,636,496
EOG Resources, Inc.	46,100	5,045,184
Schlumberger Ltd.	38,000	4,118,820

		11,800,500

Health Care (5.2%)
Baxter International, Inc.	45,600	3,405,864
Johnson & Johnson	49,800	4,984,482

		8,390,346

Industrials (2.0%)
United Technologies Corp.	30,600	3,217,590

Information Technology (3.7%)
Oracle Corp.	108,700	4,390,393
Visa, Inc., Class A	8,000	1,688,080

		6,078,473

Materials (1.0%)
Praxair, Inc.	13,300	1,704,262

		48,279,200

Total Common Stocks		153,217,258

PREFERRED STOCKS (9.9%)
BRAZIL (7.2%)
Energy (1.7%)
Petroleo Brasileiro SA, ADR, Preferred Shares	159,800	2,687,836

Financials (3.3%)
Banco Bradesco SA, ADR, Preferred Shares	351,900	5,377,032

Materials (2.2%)
Vale SA, ADR, Preferred Shares	280,600	3,591,680

		11,656,548

REPUBLIC OF SOUTH KOREA (2.7%)
Information Technology (2.7%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)(c)	7,800	4,011,797
Samsung Electronics Co. Ltd., GDR, Preferred Shares (c)	723	374,152

		4,385,949

Total Preferred Stocks		16,042,497

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Global Equity Fund

REPURCHASE AGREEMENT (1.7%)
UNITED STATES (1.7%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $2,841,000, collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $2,902,575	$2,841,000	$2,841,000

Total Repurchase Agreement		2,841,000

Total Investments (Cost $146,147,420) (d)—105.7%		172,100,755

Liabilities in excess of other assets—(5.7)%		(9,319,447)

Net Assets—100.0%		$162,781,308

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Global Natural Resources Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (100.1%)
BRAZIL (13.3%)
Energy (2.5%)
Petroleo Brasileiro SA, ADR	43,400	$691,796

Industrials (3.2%)
Wilson Sons Ltd., BDR	57,000	886,373

Materials (7.6%)
Vale SA, ADR	148,900	2,136,715

		3,714,884

CANADA (11.2%)
Industrials (2.5%)
Canadian National Railway Co.	10,500	701,820

Materials (8.7%)
Goldcorp, Inc.	43,100	1,180,324
Potash Corp. of Saskatchewan, Inc.	35,400	1,256,346

		2,436,670

		3,138,490

CHILE (2.6%)
Materials (2.6%)
Sociedad Quimica y Minera de Chile SA, ADR	25,700	712,661

FRANCE (6.2%)
Energy (2.3%)
Total SA (a)	10,100	651,396

Materials (3.9%)
Air Liquide SA (a)	8,580	1,091,840

		1,743,236

GERMANY (3.4%)
Materials (3.4%)
Linde AG (a)	4,700	958,606

ITALY (10.4%)
Energy (10.4%)
Eni SpA (a)	49,100	1,249,394
Tenaris SA, ADR	38,400	1,650,048

		2,899,442

JAPAN (5.1%)
Materials (5.1%)
Shin-Etsu Chemical Co. Ltd. (a)	22,400	1,420,791

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Global Natural Resources Fund

NETHERLANDS (0.8%)
Energy (0.8%)
Koninklijke Vopak NV (a)	5,100	$236,079

UNITED KINGDOM (24.2%)
Energy (12.2%)
BG Group PLC (a)	40,100	790,742
John Wood Group PLC (a)	55,700	702,090
Royal Dutch Shell PLC, B Shares (a)	44,500	1,916,249

		3,409,081

Materials (12.0%)
BHP Billiton PLC (a)	60,300	2,056,953
Rio Tinto PLC (a)	22,500	1,285,965

		3,342,918

		6,751,999

UNITED STATES (22.9%)
Energy (15.0%)
Chevron Corp.	7,100	917,604
EOG Resources, Inc.	12,100	1,324,224
National Oilwell Varco, Inc.	7,300	591,592
Schlumberger Ltd.	12,400	1,344,036

		4,177,456

Materials (7.9%)
Monsanto Co.	7,500	848,175
Praxair, Inc.	10,700	1,371,098

		2,219,273

		6,396,729

Total Common Stocks		27,972,917

REPURCHASE AGREEMENT (0.4%)
UNITED STATES (0.4%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $117,000 collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $120,413	$117,000	117,000

Total Repurchase Agreement		117,000

Total Investments (Cost $25,969,038) (b)—100.5%		28,089,917

Liabilities in excess of other assets—(0.5)%		(131,943)

Net Assets—100.0%		$27,957,974

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (96.3%)
AUSTRALIA (1.5%)
Consumer Discretionary (1.5%)
ARB Corp. Ltd. (a)	350,000	$3,949,861

BRAZIL (10.0%)
Consumer Discretionary (3.6%)
Arezzo Industria e Comercio SA	398,900	5,032,074
Cia Hering	489,400	4,555,869

		9,587,943

Financials (2.1%)
Iguatemi Empresa de Shopping Centers SA	502,400	5,370,006

Health Care (2.7%)
OdontoPrev SA	1,720,400	7,059,801

Industrials (1.6%)
Wilson Sons Ltd., BDR	271,100	4,215,717

		26,233,467

CANADA (1.6%)
Financials (1.6%)
Canadian Western Bank	111,900	4,271,361

CHILE (0.9%)
Consumer Staples (0.9%)
Vina Concha y Toro SA	1,206,800	2,362,841

FRANCE (1.3%)
Health Care (1.3%)
Virbac SA (a)	16,500	3,533,756

GERMANY (6.6%)
Consumer Discretionary (0.9%)
Fielmann AG (a)	18,500	2,335,558

Consumer Staples (1.0%)
KWS Saat AG (a)	7,300	2,568,436

Materials (4.7%)
Fuchs Petrolub SE (a)	148,000	5,920,555
Symrise AG	123,500	6,484,263

		12,404,818

		17,308,812

HONG KONG (5.2%)
Consumer Discretionary (2.2%)
Cafe de Coral Holdings Ltd. (a)	1,612,000	5,744,405

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global Small Cap Fund

Information Technology (0.9%)
ASM Pacific Technology Ltd.	234,500	$2,491,736

Telecommunication Services (2.1%)
Asia Satellite Telecommunications Holdings Ltd.	1,560,000	5,444,868

		13,681,009

INDIA (3.6%)
Health Care (1.4%)
Sanofi India Ltd.	77,200	3,768,638

Materials (2.2%)
Castrol (India) Ltd. (a)	1,048,100	5,776,654

		9,545,292

ISRAEL (3.0%)
Consumer Staples (3.0%)
Osem Investments Ltd. (a)	161,100	3,781,369
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (a)	85,300	4,215,476

		7,996,845

JAPAN (7.6%)
Consumer Staples (2.2%)
Calbee, Inc. (a)	195,700	5,811,736

Health Care (4.4%)
Asahi Intecc Co. Ltd. (a)	133,900	5,553,293
Sysmex Corp. (a)	153,100	5,943,416

		11,496,709

Industrials (1.0%)
Nabtesco Corp. (a)	119,200	2,693,100

		20,001,545

MALAYSIA (1.4%)
Consumer Staples (1.4%)
Carlsberg Brewery Malaysia Bhd	998,600	3,736,939

MEXICO (0.9%)
Industrials (0.9%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	198,900	2,473,461

SINGAPORE (3.9%)
Financials (1.2%)
Wheelock Properties (Singapore) Ltd. (a)	2,068,000	3,136,008

Health Care (2.7%)
Raffles Medical Group Ltd. (a)	2,258,000	7,064,070

		10,200,078

SOUTH AFRICA (3.7%)
Consumer Staples (2.4%)
Clicks Group Ltd.	1,016,000	6,223,154

Financials (1.3%)
JSE Ltd.	385,200	3,567,132

		9,790,286

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global Small Cap Fund

SPAIN (1.9%)
Consumer Staples (1.9%)
Viscofan SA (a)	89,100	$4,992,547

SWITZERLAND (5.0%)
Consumer Staples (3.1%)
Barry Callebaut AG (a)(b)	6,600	8,115,517

Industrials (1.9%)
Kaba Holding AG, Class B (a)(b)	10,700	5,177,044

		13,292,561

THAILAND (2.2%)
Utilities (2.2%)
Electricity Generating PCL, Foreign Shares (a)	1,254,700	5,690,089

UNITED KINGDOM (24.2%)
Consumer Discretionary (2.0%)
Millennium & Copthorne Hotels PLC (a)	534,600	5,277,132

Consumer Staples (1.4%)
PZ Cussons PLC (a)	612,400	3,642,483

Energy (3.4%)
John Wood Group PLC (a)	704,700	8,882,636

Financials (3.9%)
Close Brothers Group PLC (a)	237,700	5,079,773
Rathbone Brothers PLC	154,400	5,283,850

		10,363,623

Health Care (1.9%)
Dechra Pharmaceuticals PLC	431,300	5,053,455

Industrials (5.9%)
Rotork PLC (a)	115,600	5,380,115
Spirax-Sarco Engineering PLC (a)	107,400	4,920,163
Weir Group PLC (The) (a)	119,500	5,157,709

		15,457,987

Information Technology (3.9%)
Anite PLC	3,230,332	4,894,756
Oxford Instruments PLC (a)	252,500	5,354,550

		10,249,306

Materials (1.8%)
Victrex PLC (a)	179,900	4,852,126

		63,778,748

UNITED STATES (11.8%)
Consumer Staples (1.4%)
Casey’s General Stores, Inc.	56,700	3,751,839

Financials (3.0%)
Jones Lang LaSalle, Inc.	64,000	7,916,800

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Global Small Cap Fund

Health Care (1.4%)
Covance, Inc. (b)	44,800	$3,759,616

Industrials (1.8%)
RBC Bearings, Inc.	85,600	4,749,088

Materials (4.2%)
Compass Minerals International, Inc.	54,300	4,670,886
Silgan Holdings, Inc.	129,400	6,369,068

		11,039,954

		31,217,297

Total Common Stocks		254,056,795

PREFERRED STOCKS (2.6%)
CHILE (2.6%)
Consumer Staples (2.6%)
Embotelladora Andina SA, Class B, Preferred Shares	1,882,900	6,698,428

Total Preferred Stocks		6,698,428

REPURCHASE AGREEMENT (1.2%)
UNITED STATES (1.2%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $3,126,000, collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $3,194,100	$3,126,000	3,126,000

Total Repurchase Agreement		3,126,000

Total Investments (Cost $240,976,832) (c)—100.1%		263,881,223

Liabilities in excess of other assets—(0.1)%		(165,558)

Net Assets—100.0%		$263,715,665

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

BDR	Brazilian Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (87.5%)
CANADA (5.1%)
Industrials (2.0%)
Canadian National Railway Co.	277,500	$18,550,901

Materials (2.1%)
Potash Corp. of Saskatchewan, Inc.	540,100	19,174,826

Telecommunication Services (1.0%)
TELUS Corp.	277,100	9,672,514

		47,398,241

CHINA (1.4%)
Energy (1.4%)
PetroChina Co. Ltd., H Shares (a)	10,331,900	13,390,864

FRANCE (4.1%)
Consumer Staples (2.0%)
Casino Guichard-Perrachon SA (a)	153,300	18,476,497

Industrials (1.1%)
Schneider Electric SE (a)	121,500	10,297,916

Utilities (1.0%)
GDF Suez (a)	386,900	9,976,023

		38,750,436

GERMANY (1.5%)
Materials (1.5%)
Linde AG (a)	70,600	14,399,482

HONG KONG (5.0%)
Financials (3.4%)
AIA Group Ltd. (a)	4,020,700	21,566,222
Swire Pacific Ltd., Class A (a)	818,500	10,533,042

		32,099,264

Industrials (1.6%)
Jardine Matheson Holdings Ltd. (a)	240,900	14,379,104

		46,478,368

ITALY (5.6%)
Energy (5.6%)
Eni SpA (a)	882,341	22,451,968
Tenaris SA, ADR	686,900	29,516,093

		51,968,061

JAPAN (8.2%)
Consumer Staples (2.0%)
Japan Tobacco, Inc. (a)	532,100	18,712,637

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen International Equity Fund

Financials (1.2%)
Daito Trust Construction Co. Ltd. (a)	95,900	$11,558,441

Industrials (2.2%)
FANUC Corp. (a)	115,800	20,013,745

Materials (2.8%)
Shin-Etsu Chemical Co. Ltd. (a)	415,099	26,328,964

		76,613,787

MEXICO (2.7%)
Consumer Staples (2.7%)
Fomento Economico Mexicano SAB de CV, ADR	268,500	25,209,465

SINGAPORE (5.6%)
Financials (3.5%)
City Developments Ltd. (a)	1,695,000	14,315,687
Oversea-Chinese Banking Corp. Ltd. (a)	2,359,184	18,828,420

		33,144,107

Telecommunication Services (2.1%)
Singapore Telecommunications Ltd. (a)	5,956,000	19,371,901

		52,516,008

SOUTH AFRICA (1.6%)
Telecommunication Services (1.6%)
MTN Group Ltd. (a)	730,600	15,122,965

SWEDEN (4.6%)
Financials (1.4%)
Nordea Bank AB (a)	1,012,600	13,579,747

Industrials (2.1%)
Atlas Copco AB, A Shares (a)	644,706	19,234,716

Information Technology (1.1%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	809,400	10,078,549

		42,893,012

SWITZERLAND (16.1%)
Consumer Staples (3.5%)
Nestle SA (a)	442,200	32,740,489

Financials (2.9%)
Zurich Insurance Group AG (a)(b)	93,900	27,278,858

Health Care (8.7%)
Novartis AG (a)	450,000	39,149,367
Roche Holding AG (a)	146,200	42,428,055

		81,577,422

Industrials (1.0%)
Schindler Holding AG (a)	63,000	9,415,228

		151,011,997

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen International Equity Fund

TAIWAN (3.3%)
Information Technology (3.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	7,635,000	$30,610,870

UNITED KINGDOM (22.7%)
Consumer Staples (3.4%)
British American Tobacco PLC (a)	544,700	31,909,815

Energy (4.7%)
John Wood Group PLC (a)	1,105,400	13,933,397
Royal Dutch Shell PLC, B Shares (a)	687,400	29,600,670

		43,534,067

Financials (4.7%)
HSBC Holdings PLC (a)	1,905,800	20,431,918
Standard Chartered PLC (a)	1,132,885	23,493,497

		43,925,415

Industrials (4.0%)
Experian PLC (a)	823,100	14,083,830
Rolls-Royce Holdings PLC (a)(b)	259,313	4,526,659
Weir Group PLC (The) (a)	429,300	18,528,905

		37,139,394

Materials (2.7%)
BHP Billiton PLC (a)	752,200	25,659,043

Telecommunication Services (1.7%)
Vodafone Group PLC (a)	4,845,981	16,137,559

Utilities (1.5%)
Centrica PLC (a)	2,653,100	13,823,867

		212,129,160

Total Common Stocks		818,492,716

PREFERRED STOCKS (11.2%)
BRAZIL (7.4%)
Energy (1.4%)
Petroleo Brasileiro SA, ADR, Preferred Shares	787,600	13,247,432

Financials (3.2%)
Banco Bradesco SA, ADR, Preferred Shares	1,967,000	30,055,760

Materials (2.8%)
Vale SA, ADR, Preferred Shares	2,018,400	25,835,520

		69,138,712

REPUBLIC OF SOUTH KOREA (3.8%)
Information Technology (3.8%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (c)	109	56,407
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)(c)	69,591	35,792,941

		35,849,348

Total Preferred Stocks		104,988,060

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen International Equity Fund

REPURCHASE AGREEMENT (1.7%)
UNITED STATES (1.7%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $15,606,000 collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $15,919,800	$15,606,000	$15,606,000

Total Repurchase Agreement		15,606,000

Total Investments (Cost $787,491,535) (d)—100.4%		939,086,776

Liabilities in excess of other assets—(0.4)%		(3,795,513)

Net Assets—100.0%		$935,291,263

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Latin American Equity Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (93.4%)
BRAZIL (63.0%)
Consumer Discretionary (7.5%)
Arezzo Industria e Comercio SA	8,501	$107,239
Cia Hering	6,800	63,302
Lojas Renner SA	5,600	169,080

		339,621

Consumer Staples (8.4%)
AMBEV SA	23,028	159,052
BRF SA	2,900	70,942
Natura Cosmeticos SA	5,900	91,877
Souza Cruz SA	6,300	58,481

		380,352

Energy (10.2%)
Petroleo Brasileiro SA	38,400	304,492
Ultrapar Participacoes SA	6,800	156,606

		461,098

Financials (20.2%)
Banco Bradesco SA	24,510	382,221
BM&F Bovespa SA	13,000	69,390
Itau Unibanco Holding SA	20,427	299,101
Multiplan Empreendimentos Imobiliarios SA	7,000	166,303

		917,015

Health Care (1.5%)
OdontoPrev SA	16,400	67,299

Industrials (5.6%)
Localiza Rent a Car SA	4,305	68,539
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,600	42,631
WEG SA	4,940	59,226
Wilson Sons Ltd., BDR	5,300	82,417

		252,813

Information Technology (1.1%)
Totvs SA	3,000	51,822

Materials (8.5%)
Vale SA	26,800	384,502

		2,854,522

CHILE (5.4%)
Consumer Discretionary (1.6%)
S.A.C.I. Falabella	8,990	71,272

Financials (3.8%)
Banco Santander Chile, ADR	4,700	119,521
Parque Arauco SA	28,551	53,405

		172,926

		244,198

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Latin American Equity Fund

COLOMBIA (3.4%)
Consumer Staples (1.6%)
Almacenes Exito SA	4,600	$74,267

Financials (1.8%)
Bancolombia SA	5,300	79,920

		154,187

ITALY (2.9%)
Energy (2.9%)
Tenaris SA, ADR	3,000	128,910

MEXICO (17.3%)
Consumer Staples (9.3%)
Fomento Economico Mexicano SAB de CV, ADR	2,100	197,169
Kimberly-Clark de Mexico SAB de CV, Class A	25,100	63,680
Organizacion Soriana SAB de CV, Class B	22,200	72,326
Wal-Mart de Mexico SAB de CV, Series V	35,300	87,663

		420,838

Financials (3.8%)
Grupo Financiero Banorte SAB de CV	25,916	172,414

Industrials (4.2%)
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (a)	3,300	103,983
Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	700	87,136

		191,119

		784,371

PERU (1.4%)
Industrials (1.4%)
Grana y Montero SA, ADR	3,822	63,827

Total Common Stocks		4,230,015

PREFERRED STOCKS (4.4%)
BRAZIL (2.3%)
Materials (2.3%)
Bradespar SA, Preferred Shares	7,500	76,033
Vale SA, ADR, Preferred Shares	2,300	29,440

		105,473

CHILE (2.1%)
Consumer Staples (2.1%)
Embotelladora Andina SA, Preferred Shares, Class A	32,000	96,219

Total Preferred Stocks		201,692

Total Investments (Cost $5,053,019) (b)—97.8%		4,431,707

Other assets in excess of liabilities—2.2%		97,503

Net Assets—100.0%		$4,529,210

(a)	Non-income producing security.
(b)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (98.6%)
Consumer Discretionary (8.2%)
Ascena Retail Group, Inc. (a)	101,784	$1,634,651
Drew Industries, Inc.	39,755	1,788,975
Ethan Allen Interiors, Inc.	56,100	1,285,812
G-III Apparel Group Ltd. (a)	37,600	2,920,392
Hibbett Sports, Inc. (a)	56,500	2,819,915

		10,449,745

Consumer Staples (9.1%)
Casey’s General Stores, Inc.	65,800	4,353,986
J&J Snack Foods Corp.	24,400	2,198,196
TreeHouse Foods, Inc. (a)	36,700	2,697,450
WD-40 Co.	36,200	2,416,712

		11,666,344

Energy (1.2%)
Approach Resources, Inc. (a)	75,300	1,584,312

Financials (20.3%)
AMERISAFE, Inc.	80,460	2,944,836
Bank of the Ozarks, Inc.	112,520	3,462,241
Boston Private Financial Holdings, Inc.	258,300	3,223,584
Canadian Western Bank	93,700	3,576,644
CBOE Holdings, Inc.	77,800	3,770,966
Healthcare Realty Trust, Inc.	84,308	2,082,408
MarketAxess Holdings, Inc.	36,901	2,074,943
Sabra Healthcare REIT, Inc.	97,204	2,692,551
Univest Corp. of Pennsylvania	118,120	2,234,830

		26,063,003

Health Care (7.1%)
Emergent Biosolutions, Inc. (a)	75,800	1,667,600
IPC The Hospitalist Co., Inc. (a)	54,840	2,697,031
PAREXEL International Corp. (a)	25,400	1,360,424
Teleflex, Inc.	31,720	3,417,513

		9,142,568

Industrials (18.3%)
Actuant Corp., Class A	112,700	3,637,956
Beacon Roofing Supply, Inc. (a)	81,030	2,239,669
Curtiss-Wright Corp.	53,200	3,378,732
Gibraltar Industries, Inc. (a)	117,051	1,719,479
Multi-Color Corp.	92,700	3,649,599
Progressive Waste Solutions Ltd.	106,000	2,660,600
RBC Bearings, Inc.	65,342	3,625,174
US Ecology, Inc.	55,600	2,516,456

		23,427,665

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Small Cap Fund

Information Technology (18.7%)
Advent Software, Inc.	93,230	$3,026,246
Fair Isaac Corp.	38,900	2,223,135
FEI Co.	34,400	2,635,040
Heartland Payment Systems, Inc.	87,200	4,142,000
Littelfuse, Inc.	44,474	3,865,680
Solera Holdings, Inc.	30,060	1,923,840
Syntel, Inc. (a)	38,400	3,316,608
Teradyne, Inc.	154,200	2,809,524

		23,942,073

Materials (11.3%)
Compass Minerals International, Inc.	21,500	1,849,430
Kaiser Aluminum Corp.	44,000	3,397,680
Quaker Chemical Corp.	50,800	3,586,988
Silgan Holdings, Inc.	39,286	1,933,657
Worthington Industries, Inc.	95,900	3,668,175

		14,435,930

Telecommunication Services (2.3%)
Shenandoah Telecommunications Co.	104,446	2,894,199

Utilities (2.1%)
Cleco Corp.	48,800	2,720,112

Total Common Stocks		126,325,951

REPURCHASE AGREEMENT (1.8%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $2,251,000, collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $2,300,513	$2,251,000	2,251,000

Total Repurchase Agreement		2,251,000

Total Investments (Cost $101,522,683) (b)—100.4%		128,576,951

Liabilities in excess of other assets—(0.4)%		(455,976)

Net Assets—100.0%		$128,120,975

(a)	Non-income producing security.
(b)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (99.2%)
Consumer Discretionary (13.0%)
BorgWarner, Inc.	136,600	$8,503,350
Comcast Corp., Class A	212,600	11,422,998
PVH Corp.	65,100	7,172,718
Starwood Hotels & Resorts Worldwide, Inc.	95,134	7,310,097
Target Corp.	175,100	10,434,209
TJX Cos., Inc.	189,500	10,098,455

		54,941,827

Consumer Staples (13.4%)
Costco Wholesale Corp.	102,200	12,012,588
CVS Caremark Corp.	162,500	12,408,500
Kraft Foods Group, Inc.	187,900	10,068,622
PepsiCo, Inc.	124,063	10,929,950
Philip Morris International, Inc.	137,879	11,307,457

		56,727,117

Energy (12.0%)
Apache Corp.	95,509	9,804,954
Chevron Corp.	85,000	10,985,400
ConocoPhillips	102,600	8,464,500
EOG Resources, Inc.	50,628	5,540,728
National Oilwell Varco, Inc.	112,900	9,149,416
Schlumberger Ltd.	61,012	6,613,091

		50,558,089

Financials (11.5%)
Aflac, Inc.	104,500	6,242,830
American Express Co.	68,300	6,010,400
Charles Schwab Corp. (The)	224,900	6,240,975
Intercontinental Exchange, Inc.	47,227	9,077,974
Royal Bank of Canada	157,611	11,632,005
Wells Fargo & Co.	188,561	9,597,755

		48,801,939

Health Care (14.3%)
Aetna, Inc.	119,400	9,257,082
Baxter International, Inc.	173,100	12,928,839
Gilead Sciences, Inc. (a)	103,800	9,502,890
Johnson & Johnson	116,500	11,660,485
Pfizer, Inc.	380,700	10,926,090
Quest Diagnostics, Inc.	100,600	6,146,660

		60,422,046

Industrials (9.7%)
Canadian National Railway Co.	141,600	9,464,544
Deere & Co.	67,963	5,784,331
Emerson Electric Co.	160,902	10,241,412
Equifax, Inc.	87,900	6,688,311
United Technologies Corp.	82,700	8,695,905

		40,874,503

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen U.S. Equity Fund

Information Technology (15.8%)
Alliance Data Systems Corp. (a)	23,922	$6,274,501
Cisco Systems, Inc.	193,800	4,889,574
Cognizant Technology Solutions Corp., Class A (a)	170,100	8,343,405
EMC Corp.	410,800	12,036,440
Oracle Corp.	273,000	11,026,470
QUALCOMM, Inc.	132,400	9,757,880
Solera Holdings, Inc.	98,154	6,281,856
Visa, Inc., Class A	39,700	8,377,097

		66,987,223

Materials (7.6%)
International Flavors & Fragrances, Inc.	67,400	6,806,726
Monsanto Co.	55,725	6,301,940
Potash Corp. of Saskatchewan, Inc.	242,100	8,592,129
Praxair, Inc.	80,305	10,290,283

		31,991,078

Telecommunication Services (1.9%)
TELUS Corp.	226,468	7,904,774

Total Common Stocks		419,208,596

REPURCHASE AGREEMENT (0.8%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $3,575,000, collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $3,650,400	$3,575,000	3,575,000

Total Repurchase Agreement		3,575,000

Total Investments (Cost $311,514,527) (b)—100.0%		422,783,596

Liabilities in excess of other assets—0.0%		(50,283)

Net Assets—100.0%		$422,733,313

(a)	Non-income producing security.
(b)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (30.3%)
CHINA (5.2%)
Gas Utilities (1.2%)
ENN Energy Holdings Ltd. (USD), 6.00%, 05/13/2021 (a)	$1,400,000	$1,559,656
Talent Yield Investments Ltd. (USD), 4.50%, 04/25/2022 (a)	900,000	931,500

		2,491,156

Oil & Gas Services (1.0%)
Anton Oilfield Services Group (USD), 7.50%, 11/06/2018 (a)	400,000	427,000
COSL Finance BVI Ltd., 144A (USD), 3.25%, 09/06/2022 (a)	1,800,000	1,712,741

		2,139,741

Oil, Gas & Consumable Fuels (0.1%)
MIE Holdings Corp. (USD), 7.50%, 04/25/2019 (a)	219,000	231,319

Real Estate (2.0%)
CIFI Holdings Group Co. Ltd. (USD), 12.25%, 04/15/2016 (a)(b)	800,000	893,600
Country Garden Holdings Co. Ltd. (USD), 7.25%, 04/04/2021 (a)	800,000	795,000
Franshion Brilliant Ltd. (USD), 5.75%, 03/19/2019 (a)	1,000,000	1,033,750
Trillion Chance Ltd. (USD), 8.50%, 01/10/2019 (a)	356,000	363,294
Wanda Properties Overseas Ltd. (USD), 4.88%, 11/21/2018 (a)	1,000,000	1,006,676

		4,092,320

Real Estate Management & Development (0.9%)
China Overseas Finance Cayman Island II Ltd. (USD), 5.50%, 11/10/2020 (a)	1,200,000	1,271,851
KWG Property Holding Ltd. (USD), 8.98%, 01/14/2019 (a)	600,000	619,500

		1,891,351

		10,845,887

HONG KONG (3.5%)
Diversified Holding Companies (0.6%)
Hutchison Whampoa International Ltd.
(USD), 7.63%, 04/09/2019 (a)	200,000	243,921
(USD), 4.63%, 01/13/2022 (a)	500,000	538,042
(USD), 7.45%, 11/24/2033 (a)	300,000	424,910

		1,206,873

Electrical Components & Equipment (0.5%)
Metropolitan Light International Ltd. (USD), EMTN, 5.25%, 01/17/2018 (a)	1,100,000	1,121,975

Real Estate (0.1%)
Hong Kong Land Finance Cayman Islands Co. Ltd. (USD), EMTN, 4.50%, 06/01/2022	200,000	211,387

Real Estate Investment Trust (REIT) Funds (0.4%)
Champion MTN Ltd. (USD), EMTN, 3.75%, 01/17/2023 (a)	878,000	799,915

Real Estate Management & Development (1.9%)
HLP Finance Ltd. (USD), EMTN, 4.75%, 06/25/2022 (a)	1,811,000	1,854,478
Swire Properties MTN Financing Ltd.
(USD), EMTN, 2.75%, 03/07/2020 (a)	200,000	194,958
(USD), EMTN, 4.38%, 06/18/2022 (a)	1,800,000	1,883,979

		3,933,415

		7,273,565

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Asia Bond Fund

INDIA (6.3%)
Commercial Banks (6.3%)
Axis Bank Ltd., Series 21 (INR), 9.15%, 12/31/2022	$390,000,000	$6,490,083
Bank of Baroda
(USD), 5.00%, 08/24/2016 (a)	550,000	577,814
(USD), 4.88%, 07/23/2019 (a)	200,000	209,585
HDFC Bank Ltd. (USD), EMTN, 3.00%, 03/06/2018 (a)	900,000	899,145
ICICI Bank Ltd.
(USD), 4.80%, 05/22/2019 (a)	335,000	352,753
(INR), 9.15%, 12/31/2022	250,000,000	4,120,047
State Bank of India (USD), 3.62%, 04/17/2019 (a)	400,000	401,625

		13,051,052

INDONESIA (2.8%)
Coal (0.5%)
Indo Energy Finance BV (USD), 7.00%, 05/07/2018 (a)	600,000	603,000
Indo Energy Finance II BV (USD), 6.38%, 01/24/2023 (a)	400,000	333,000

		936,000

Commercial Banks (1.3%)
Bank OCBC Nisp Tbk PT, Series OB (IDR), 6.90%, 02/19/2015	32,000,000,000	2,744,634

Diversified Telecommunication Services (0.3%)
TBG Global Pte Ltd. (USD), 4.63%, 04/03/2018 (a)	600,000	609,000

Electric Utilities (0.7%)
Majapahit Holding BV (USD), 7.88%, 06/29/2037 (a)	1,200,000	1,449,000

		5,738,634

MALAYSIA (2.3%)
Commercial Banks (1.9%)
AmBank M Bhd (MYR), MTN, 4.95%, 03/25/2015	5,000,000	1,575,085
AMBB Capital (L) Ltd. (USD), 6.77%, 01/27/2016 (b)(c)	1,000,000	1,025,996
Public Bank Bhd (USD), 6.84%, 08/22/2036 (b)	400,000	419,733
SBB Capital Corp. (USD), 6.62%, 11/02/2015 (a)(b)(c)	1,000,000	1,022,339

		4,043,153

Oil, Gas & Consumable Fuels (0.4%)
PETRONAS Global Sukuk Ltd. (USD), 4.25%, 08/12/2014 (a)	50,000	50,033
PETRONAS Capital Ltd. (USD), 7.88%, 05/22/2022 (a)	600,000	785,578

		835,611

		4,878,764

PHILIPPINES (0.5%)
Diversified Telecommunication Services (0.5%)
Philippine Long Distance Telephone Co. (USD), EMTN, 8.35%, 03/06/2017	1,000,000	1,160,000

REPUBLIC OF SOUTH KOREA (4.1%)
Commercial Banks (2.1%)
Busan Bank (USD), EMTN, 4.13%, 02/09/2017 (a)	1,300,000	1,373,612
Korea Exchange Bank (USD), 2.50%, 06/12/2019 (a)	338,000	335,248

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Asia Bond Fund

Shinhan Bank
(USD), 1.88%, 07/30/2018 (a)	$600,000	$588,170
(USD), 5.66%, 03/02/2035 (a)(b)	1,300,000	1,325,350
Woori Bank Co. Ltd. (USD), 4.75%, 04/30/2024 (a)	676,000	682,993

		4,305,373

Electric Utilities (1.5%)
Korea Hydro & Nuclear Power Co. Ltd., 144A (USD), 3.00%, 09/19/2022 (a)	800,000	781,551
Korea Hydro & Nuclear Power Co. Ltd., REG S (USD), 3.00%, 09/19/2022 (a)	1,200,000	1,172,327
Korea South-East Power Co. Ltd.
(USD), 6.00%, 05/25/2016 (a)	700,000	758,006
(USD), EMTN, 3.63%, 01/29/2017 (a)	450,000	471,108

		3,182,992

Gas Utilities (0.5%)
Korea Gas Corp.
(USD), 2.25%, 07/25/2017 (a)	200,000	203,027
(USD), 2.88%, 07/29/2018 (a)	200,000	204,686
(USD), 3.50%, 07/02/2026 (a)	617,000	619,617

		1,027,330

		8,515,695

SINGAPORE (3.7%)
Commercial Banks (1.5%)
Oversea-Chinese Banking Corp. Ltd.
(USD), EMTN, 3.75%, 11/15/2022 (a)(b)	50,000	51,505
(USD), 3.15%, 03/11/2023 (a)(b)	1,300,000	1,304,086
United Overseas Bank Ltd.
(USD), EMTN, 2.88%, 10/17/2022 (a)(b)	1,300,000	1,307,150
(USD), EMTN, 3.75%, 09/19/2024 (a)(b)	353,000	353,353

		3,016,094

Real Estate (0.7%)
CapitaMalls Asia Treasury Ltd. (SGD), EMTN, 3.95%, 08/24/2017	1,750,000	1,479,254

Real Estate Investment Trust (REIT) Funds (1.5%)
CMT MTN Pte. Ltd.
(SGD), MTN, 2.85%, 09/01/2014	2,000,000	1,605,762
(USD), EMTN, 4.32%, 04/08/2015 (a)	1,500,000	1,532,124

		3,137,886

		7,633,234

SRI LANKA (0.2%)
Commercial Banks (0.2%)
Bank of Ceylon (USD), 5.33%, 04/16/2018 (a)	400,000	406,000

THAILAND (1.7%)
Chemicals (0.6%)
PTT Global Chemical PCL, REG S (USD), 4.25%, 09/19/2022 (a)	1,200,000	1,210,130

Commercial Banks (0.7%)
Bangkok Bank PCL
(USD), MTN, 5.00%, 10/03/2023 (a)	400,000	430,852
(USD), 9.03%, 03/15/2029 (a)	50,000	68,532
Siam Commercial Bank PCL (USD), MTN, 3.50%, 04/07/2019 (a)	1,032,000	1,050,401

		1,549,785

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Asia Bond Fund

Oil, Gas & Consumable Fuels (0.4%)
PTTEP Canada International Finance Ltd. (USD), EMTN, 5.69%, 04/05/2021 (a)	$700,000	$786,247

		3,546,162

Total Corporate Bonds		63,048,993

GOVERNMENT BONDS (43.7%)
CHINA (5.6%)
China Government Bond
Series 1317 (CNY), 3.77%, 08/15/2016 (d)	1,000,000	161,391
Series 1313 (CNY), 3.09%, 05/30/2018 (d)	10,000,000	1,567,624
Series 1216 (CNY), 3.25%, 09/06/2019 (d)	11,000,000	1,715,748
Series 1019 (CNY), 3.41%, 06/24/2020 (d)	20,000,000	3,118,266
Series 1124 (CNY), 3.57%, 11/17/2021 (d)	22,000,000	3,417,110
Series 1318 (CNY), 4.08%, 08/22/2023 (d)	10,000,000	1,593,817

		11,573,956

INDIA (0.8%)
India Government Bond
(INR), 7.28%, 06/03/2019	80,000,000	1,262,873
(INR), 8.12%, 12/10/2020	25,000,000	403,794

		1,666,667

INDONESIA (6.9%)
Indonesia Government International Bond
(USD), 5.88%, 03/13/2020 (a)	1,200,000	1,341,000
(USD), EMTN, 3.38%, 04/15/2023 (a)	1,006,000	953,185
(USD), EMTN, 4.63%, 04/15/2043 (a)	1,800,000	1,633,500
Indonesia Treasury Bond
Series FR71 (IDR), 9.00%, 03/15/2029	32,100,000,000	2,889,069
Series FR54 (IDR), 9.50%, 07/15/2031	9,000,000,000	837,616
Series FR58 (IDR), 8.25%, 06/15/2032	24,800,000,000	2,064,971
Series FR68 (IDR), 8.38%, 03/15/2034	56,000,000,000	4,708,789

		14,428,130

MALAYSIA (5.8%)
Malaysia Government Bond
Series 0214 (MYR), 3.39%, 03/15/2017	2,970,000	927,652
Series 0210 (MYR), 4.01%, 09/15/2017	2,700,000	857,747
Series 0512 (MYR), 3.31%, 10/31/2017	17,993,000	5,589,461
Series 0511 (MYR), 3.58%, 09/28/2018	15,200,000	4,755,855

		12,130,715

PHILIPPINES (0.8%)
Philippine Government International Bond
(USD), 8.38%, 06/17/2019	700,000	885,500
(USD), 6.50%, 01/20/2020	700,000	831,250

		1,716,750

REPUBLIC OF SOUTH KOREA (16.4%)
Korea Treasury Bond
Series 1506 (KRW), 3.25%, 06/10/2015	4,400,000,000	4,311,161
Series 1703 (KRW), 3.50%, 03/10/2017	8,250,000,000	8,223,304
Series 1803 (KRW), 2.75%, 03/10/2018	4,500,000,000	4,394,646

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Asia Bond Fund

Series 1809 (KRW), 3.25%, 09/10/2018	$3,600,000,000	$3,575,343
Series 2106 (KRW), 1.50%, 06/10/2021 (e)	5,606,234,000	5,580,833
Series 2206 (KRW), 3.75%, 06/10/2022	900,000,000	922,721
Series 2303 (KRW), 3.00%, 03/10/2023	5,600,000,000	5,435,926
Series 2309 (KRW), 3.38%, 09/10/2023	1,700,000,000	1,697,704

		34,141,638

SRI LANKA (2.0%)
Sri Lanka Government Bonds
Series A (LKR), 8.50%, 11/01/2015	180,000,000	1,408,150
Series B (LKR), 8.50%, 07/15/2018	273,000,000	2,131,234
Series A (LKR), 8.00%, 11/15/2018	24,000,000	184,179
Sri Lanka Government International Bond (USD), 6.25%, 07/27/2021 (a)	350,000	371,000

		4,094,563

THAILAND (5.4%)
Thailand Government Bond
(THB), 3.45%, 03/08/2019	19,000,000	599,375
Series ILB (THB), 1.20%, 07/14/2021 (a)(e)	296,627,072	8,966,467
(THB), 3.63%, 06/16/2023	50,000,000	1,562,218

		11,128,060

Total Government Bonds		90,880,479

GOVERNMENT AGENCIES (16.9%)
CHINA (4.7%)
China Development Bank (CNY), 5.80%, 01/03/2016	10,000,000	1,652,064
China Railway Resources Huitung Ltd. (USD), 3.85%, 02/05/2023 (a)	1,101,000	1,080,917
China Resources Gas Group Ltd. (USD), 4.50%, 04/05/2022 (a)	2,000,000	2,084,690
CNOOC Finance 2012 Ltd. (USD), 3.88%, 05/02/2022 (a)	1,230,000	1,241,423
CNOOC Finance 2013 Ltd. (USD), 3.00%, 05/09/2023	248,000	231,105
CRCC Yuxiang Ltd. (USD), 3.50%, 05/16/2023 (a)	652,000	619,848
Export-Import Bank of China (USD), 3.63%, 07/31/2024 (a)	469,000	463,956
Sinopec Capital 2013 Ltd. (USD), 3.13%, 04/24/2023 (a)	1,600,000	1,502,688
Sinopec Group Overseas Development 2012 Ltd. (USD), 4.88%, 05/17/2042 (a)	200,000	203,758
Sinopec Group Overseas Development 2013 Ltd. (USD), 4.38%, 10/17/2023 (a)	400,000	412,799
Sinopec Group Overseas Development 2014 Ltd. (USD), 4.38%, 04/10/2024 (a)	303,000	314,596

		9,807,844

HONG KONG (0.3%)
CNPC General Capital Ltd.
(USD), 2.75%, 05/14/2019 (a)	200,000	199,050
(USD), 3.40%, 04/16/2023 (a)	518,000	496,958

		696,008

INDIA (4.3%)
NTPC Ltd. (USD), EMTN, 5.63%, 07/14/2021 (a)	1,000,000	1,073,229
Power Grid Corp. of India Ltd., Series B (INR), 9.25%, 12/26/2016	216,250,000	3,537,560
Rural Electrification Corp. Ltd., Series 103 (INR), 9.35%, 10/19/2016	258,000,000	4,240,029

		8,850,818

INDONESIA (0.9%)
Pertamina Persero PT (USD), MTN, 4.30%, 05/20/2023 (a)	900,000	864,000
Perusahaan Listrik Negara PT, 144A (USD), EMTN, 5.25%, 10/24/2042 (a)	400,000	360,000
Perusahaan Listrik Negara PT, REG S (USD), EMTN, 5.25%, 10/24/2042 (a)	731,000	657,900

		1,881,900

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Asia Bond Fund

MALAYSIA (1.2%)
Bank Pembangunan Malaysia Bhd MTN (MYR), 4.15%, 04/10/2015	$5,000,000	$1,571,017
Danga Capital Bhd (CNH), 2.90%, 10/20/2014 (a)	5,000,000	808,297

		2,379,314

PHILIPPINES (1.2%)
Power Sector Assets & Liabilities Management Corp.
(USD), 7.25%, 05/27/2019 (a)(f)	1,000,000	1,197,500
(USD), 7.39%, 12/02/2024 (a)	1,080,000	1,385,100

		2,582,600

REPUBLIC OF SOUTH KOREA (1.3%)
Export-Import Bank of Korea (USD), 4.00%, 01/11/2017	50,000	53,163
Korea Expressway Corp.
(USD), EMTN, 4.50%, 03/23/2015 (a)	1,350,000	1,380,887
(USD), 1.88%, 10/22/2017 (a)	250,000	250,205
Korea Land & Housing Corp. (USD), 1.88%, 08/02/2017 (a)	500,000	501,588
Minera y Metalergica del Boleo SA de CV (Korea Resources Corp.) (USD), 2.88%, 05/07/2019 (a)	561,000	564,178

		2,750,021

SINGAPORE (3.0%)
Housing & Development Board
(SGD), MTN, 2.02%, 02/22/2016	3,000,000	2,442,192
(SGD), MTN, 1.83%, 11/21/2018 (a)	2,750,000	2,176,241
(SGD), MTN, 3.14%, 03/18/2021	2,000,000	1,652,281

		6,270,714

Total Government Agencies		35,219,219

SOVEREIGN AGENCY (2.6%)
INDONESIA (1.7%)
Indonesia Government Bonds, Barclays Bank PLC Credit-Linked Notes (IDR), EMTN, 9.50%, 06/17/2015	41,000,000,000	3,601,555

REPUBLIC OF SOUTH KOREA (0.9%)
Korea Monetary Stabilization Bond, Series 1506 (KRW), 2.76%, 06/02/2015	2,000,000,000	1,951,249

Total Sovereign Agency		5,552,804

REPURCHASE AGREEMENT (4.8%)
UNITED STATES (4.8%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $9,961,000, collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $10,165,350	9,961,000	9,961,000

Total Repurchase Agreement		9,961,000

Total Investments (Cost $207,931,070) (g)—98.3%		204,662,495

Other assets in excess of liabilities—1.7%		3,434,633

Net Assets—100.0%		$208,097,128

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2014.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Asia Bond Fund

(d)	China A shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.
(e)	Inflation linked security.
(f)	This security is government guaranteed.
(g)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
EMTN	Euro Medium Term Note
EUR	Euro Currency
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
LKR	Sri Lanka Rupee
MTN	Medium Term Note
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

At July 31, 2014, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-2 year	UBS	2	09/30/2014	$(672)
United States Treasury Note 6%-5 year	UBS	(112)	09/30/2014	77,864
United States Treasury Note 6%-10 year	UBS	(272)	09/19/2014	96,994
United States Treasury Bond 6%-30 year	UBS	12	09/19/2014	1,432

				$175,618

At July 31, 2014, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi Offshore/United States Dollar
10/30/2014	Credit Suisse	CNH	66,144,750	USD	10,750,000	$10,633,364	$(116,636)
10/30/2014	UBS	CNH	6,739,426	USD	1,100,000	1,083,423	(16,577)
03/10/2015	Credit Suisse	CNY	43,491,000	USD	7,000,000	6,962,111	(37,889)
03/10/2015	Deutsche Bank	CNY	112,538,500	USD	18,200,000	18,015,348	(184,652)
07/14/2015	State Street	CNY	51,070,500	USD	8,100,000	8,147,455	47,455
Euro/United States Dollar
09/10/2014	UBS	EUR	3,131,867	USD	4,200,000	4,194,186	(5,815)
Indonesian Rupiah/United States Dollar
08/12/2014	Goldman Sachs	IDR	89,070,000,000	USD	7,500,000	7,684,079	184,079
08/12/2014	Standard Chartered Bank	IDR	16,632,000,000	USD	1,400,000	1,434,845	34,845
08/12/2014	UBS	IDR	12,468,150,000	USD	1,030,000	1,075,629	45,629

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Asia Bond Fund

Malaysian Ringgit/United States Dollar
08/18/2014	Credit Suisse	MYR	4,189,900	USD	1,300,000	$1,309,539	$9,539
08/18/2014	Deutsche Bank	MYR	23,553,450	USD	7,300,000	7,361,551	61,551
08/18/2014	Goldman Sachs	MYR	22,997,102	USD	7,130,000	7,187,667	57,667
Philippine Peso/United States Dollar
08/18/2014	Standard Chartered Bank	PHP	164,426,000	USD	3,800,000	3,780,723	(19,277)
08/18/2014	State Street	PHP	409,083,180	USD	9,330,000	9,406,238	76,238
Singapore Dollar/United States Dollar
08/18/2014	Credit Suisse	SGD	9,368,450	USD	7,495,000	7,509,834	14,834
South Korean Won/United States Dollar
08/04/2014	Credit Suisse	KRW	3,302,720,000	USD	3,200,000	3,213,232	13,232
08/04/2014	State Street	KRW	15,187,670,000	USD	14,900,000	14,776,154	(123,846)
08/04/2014	UBS	KRW	6,446,160,000	USD	6,300,000	6,271,499	(28,501)
09/05/2014	Credit Suisse	KRW	18,193,830,000	USD	17,700,000	17,687,713	(12,287)
Thai Baht/United States Dollar
09/09/2014	Standard Chartered Bank	THB	241,837,540	USD	7,420,000	7,518,907	98,907
09/09/2014	UBS	THB	168,064,000	USD	5,200,000	5,225,233	25,233

						$150,478,730	$123,729

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi Offshore
10/30/2014	Royal Bank of Canada	USD	4,400,000	CNH	27,652,698	$4,445,420	$(45,420)
03/10/2015	Goldman Sachs	USD	2,100,000	CNY	13,074,600	2,093,003	6,997
03/10/2015	HSBC	USD	410,000	CNY	2,565,370	410,669	(669)
07/14/2015	Deutsche Bank	USD	8,800,000	CNY	55,008,800	8,775,746	24,254
United States Dollar/Euro
09/10/2014	Credit Suisse	USD	2,100,000	EUR	1,548,758	2,074,092	25,908
09/10/2014	Standard Chartered Bank	USD	2,100,000	EUR	1,549,909	2,075,633	24,367
United States Dollar/Indonesian Rupiah
08/12/2014	Goldman Sachs	USD	1,950,000	IDR	23,158,200,000	1,997,861	(47,861)
08/12/2014	UBS	USD	4,600,000	IDR	53,015,000,000	4,573,610	26,390
United States Dollar/Malaysian Ringgit
08/18/2014	Goldman Sachs	USD	8,920,000	MYR	28,770,568	8,992,144	(72,144)
09/04/2014	Standard Chartered Bank	USD	1,900,000	MYR	6,080,000	1,897,746	2,254
United States Dollar/South Korean Won
08/04/2014	Credit Suisse	USD	3,218,398	KRW	3,302,720,000	3,213,232	5,166
08/04/2014	State Street	USD	9,150,000	KRW	9,326,595,000	9,073,887	76,113
08/04/2014	UBS	USD	6,281,583	KRW	6,446,160,000	6,271,499	10,084
09/05/2014	Credit Suisse	USD	4,150,000	KRW	4,270,205,000	4,151,416	(1,416)
United States Dollar/Thai Baht
09/09/2014	Goldman Sachs	USD	2,600,000	THB	85,384,000	2,654,651	(54,651)
09/09/2014	Standard Chartered Bank	USD	5,110,000	THB	166,417,370	5,174,039	(64,039)

						$67,874,648	$(84,667)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Core Fixed Income Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (6.7%)
AUSTRALIA (0.4%)
SMART Trust, Series 2012-4U.S., Class A4A (USD), 1.25%, 08/14/2018	$245,000	$244,743

UNITED STATES (6.3%)
American Express Issuance Trust II, Series 2013-1, Class B (USD), 0.60%, 02/15/2019 (a)	120,000	119,348
American Homes 4 Rent, Series 2014-SFR1, Class A (USD), 1.25%, 06/17/2031 (a)(b)	199,702	199,962
Capital One Multi-Asset Execution Trust
Series 2004-B3, Class B3 (USD), 0.88%, 01/18/2022 (a)	205,000	205,159
Series 2006-B1, Class B1 (USD), 0.43%, 01/15/2019 (a)	165,000	164,271
Chase Issuance Trust, Series 2007-B1, Class B1 (USD), 0.40%, 04/15/2019 (a)	520,000	517,069
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5 (USD), 2.68%, 06/07/2023	277,000	277,191
CPS Auto Trust, Series 2011-A, Class A (USD), 2.82%, 04/16/2018 (b)	36,075	36,403
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (USD), 5.22%, 01/25/2042 (b)	373,939	398,485
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class C (USD), 1.37%, 01/15/2018	230,000	230,926
Series 2013-3, Class C (USD), 1.29%, 06/15/2017	275,000	276,094
GE Capital Credit Card Master Note Trust, Series 2011-2, Class B (USD), 1.15%, 05/15/2019 (a)	490,000	492,302
Mid-State Trust, Series 2010-1, Class M (USD), 5.25%, 12/15/2045 (b)	402,578	417,426
Santander Drive Auto Receivables Trust, Series 2012-2, Class C (USD), 3.20%, 02/15/2018	254,000	259,350
World Financial Network Credit Card Master Trust, Series 2013-A, Class A (USD), 1.61%, 12/15/2021	310,000	306,832

		3,900,818

Total Asset-Backed Securities		4,145,561

COMMERCIAL MORTGAGE-BACKED SECURITIES (14.8%)
UNITED STATES (14.8%)
Alternative Loan Trust, Series 2003-20CB, Class 2A1 (USD), 5.75%, 10/25/2033	188,078	197,425
Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class AMFL (USD), 0.81%, 06/11/2050 (a)(b)	125,000	122,922
Series 2007-PW17, Class AM (USD), 5.89%, 06/11/2050 (a)	250,000	277,759
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class AM (USD), 5.46%, 10/15/2049	225,000	243,256
Series 2007-C6, Class AM (USD), 5.71%, 12/10/2049 (a)	300,000	328,689
Citigroup Mortgage Loan Trust, Series 2014-A, Class A (USD), 4.00%, 01/25/2035 (a)(b)	383,247	398,891
Commercial Mortgage Pass Through Certificates, Series 2014-SAVA, Class C (USD), 2.55%, 06/15/2034 (a)(b)	300,000	300,027
Commercial Mortgage Pass Through Certificates
Series 2013-THL, Class D (USD), 2.80%, 06/08/2030 (a)(b)	440,000	442,013
Series 2006-C7, Class AM (USD), 5.78%, 06/10/2046 (a)	90,000	96,639
Series 2007-C9, Class AJFL (USD), 0.84%, 12/10/2049 (a)(b)	130,000	123,818
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-27, Class 4A4 (USD), 5.75%, 11/25/2033	156,066	164,183
Series 2005-5, Class 3A2 (USD), 0.46%, 07/25/2035 (a)	168,410	157,190
Extended Stay America Trust
Series 2013-ESH7, Class B7 (USD), 3.60%, 12/05/2031 (b)	150,000	152,932
Series 2013-ESH7, Class C7 (USD), 3.90%, 12/05/2031 (b)	300,000	306,563

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Core Fixed Income Fund

Federal Home Loan Mortgage Association, Series 4363 (USD), 4.00%, 05/15/2033	$310,000	$334,119
Federal National Mortgage Association
Series 2014-C02, Class 2M1 (USD), 1.11%, 05/25/2024 (a)	242,890	241,219
Series 2014-C03, Class 2M1 (USD), 1.35%, 07/25/2024 (a)	283,000	281,917
FREMF Mortgage Trust
Series 2012-K501, Class B (USD), 3.49%, 11/25/2046 (a)(b)	214,000	219,924
Series 2011-K10, Class B (USD), 4.62%, 11/25/2049 (a)(b)	270,000	289,574
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM (USD), 5.82%, 07/10/2038 (a)	150,000	161,924
GS Mortgage Securities Trust, Series 2013-NYC5, Class E (USD), 3.65%, 01/10/2030 (a)(b)	300,000	300,535
Hilton USA Trust, Series 2013-HLT, Class DFX (USD), 4.41%, 11/05/2030 (b)	312,000	320,571
Jefferies & Co., Inc., Series 2009-R9, Class 1A1 (USD), 2.31%, 08/26/2046 (a)(b)	155,253	156,954
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2012-PHH, Class C (USD), 2.52%, 10/15/2025 (a)(b)	190,000	190,218
Series 2012-PHH, Class D (USD), 3.42%, 10/15/2025 (a)(b)	150,000	150,356
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM (USD), 5.46%, 01/15/2049 (a)	345,000	365,136
JP Morgan Mortgage Trust, Series 2013-3, Class A3 (USD), 3.48%, 07/25/2043 (a)(b)	506,893	506,173
MASTR Alternative Loans Trust
Series 2004-8, Class 1A1 (USD), 6.50%, 09/25/2034	401,635	427,398
Series 2004-11, Class 7A1 (USD), 6.50%, 10/25/2034	180,390	195,543
New Residential Mortgage Loan Trust, Series 2014-1A, Class A (USD), 3.75%, 01/25/2054 (a)(b)	97,261	100,153
Structured Asset Securities Co., Series 2003-A40, Class 3A1 (USD), 2.39%, 01/25/2034	211,218	207,448
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A (USD), 5.75%, 06/15/2049 (a)	117,535	128,585
WaMu Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2 (USD), 2.38%, 06/25/2034 (a)	299,761	306,040
Wells Fargo Mortgage Backed Securities, Series 2005-AR10, Class 1A1, (USD), 2.61%, 06/25/2035 (a)	373,704	380,796
Wells Fargo Mortgage Backed Securities 2003-H Trust, Series 2003-H, Class A1, CMO (USD), 2.62%, 09/25/2033 (a)	156,612	159,094
Wells Fargo Mortgage Backed Securities 2003-N Trust, Series 2003-N, Class 1A1 (USD), 2.48%, 12/25/2033 (a)	194,078	194,210
Wells Fargo Mortgage Backed Securities 2004-V Trust, Series 2004-V, Class 2A1 (USD), 2.63%, 10/25/2034 (a)	184,092	186,984

		9,117,178

Total Commercial Mortgage-Backed Securities		9,117,178

RESIDENTIAL MORTGAGE-BACKED SECURITIES (4.4%)
UNITED KINGDOM (0.4%)
Holmes Master Issuer PLC, Series 2011-3A, Class A6 (USD), 1.98%, 10/15/2054 (a)(b)	250,000	263,585
UNITED STATES (4.0%)
BCAP LLC Trust, Series 2009-RR6, Class 3A1 (USD), 2.70%, 12/26/2037 (a)(b)	366,972	367,682
Citigroup Mortgage Loan Trust, Inc.
Series 2009-6, Class 6A1 (USD), 0.41%, 07/25/2036 (a)(b)	370,870	363,705
Series 2009-5, Class 7A1 (USD), 0.51%, 07/25/2036 (a)(b)	192,599	186,469
Series 2009-6, Class 4A1 (USD), 2.70%, 04/25/2037 (a)(b)	143,600	144,593
Series 2009-6, Class 11A1 (USD), 0.51%, 05/25/2037 (a)(b)	115,544	113,746
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 6A1 (USD), 6.00%, 05/27/2037 (b)	216,596	217,802
Series 2009-2R, Class 2A5 (USD), 2.06%, 06/26/2037 (a)(b)	151,902	152,684
Series 2009-3R, Class 28A1 (USD), 2.63%, 08/27/2037 (a)(b)	58,556	58,516

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Core Fixed Income Fund

JP Morgan Re-Remic
Series 2009-7, Class 11A1 (USD), 2.72%, 09/27/2036 (a)(b)	$224,895	$224,378
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/2037 (a)(b)	55,498	56,939
Series 2009-7, Class 13A1 (USD), 2.34%, 06/27/2037 (a)(b)	134,728	134,800
Series 2009-7, Class 14A1 (USD), 2.12%, 07/27/2037 (a)(b)	387,495	389,390
MASTR Asset Securitization Trust, Series 2003-8, Class 3A13 (USD), 5.25%, 09/25/2033	50,491	51,662

		2,462,366

Total Residential Mortgage-Backed Securities		2,725,951

CORPORATE BONDS (28.2%)
AUSTRALIA (0.6%)
Insurance (0.3%)
QBE Insurance Group Ltd. (USD), 2.40%, 05/01/2018 (b)	200,000	199,028

Metals & Mining (0.3%)
BHP Billiton Finance USA Ltd. (USD), 5.00%, 09/30/2043	170,000	187,786

		386,814

CANADA (1.4%)
Chemicals (0.3%)
NOVA Chemicals Corp. (USD), 8.63%, 11/01/2019	185,000	194,250

Commercial Banks (0.6%)
Bank of Nova Scotia (USD), 2.80%, 07/21/2021	335,000	332,144

Electric Utilities (0.2%)
TransAlta Corp. (USD), 1.90%, 06/03/2017	125,000	125,122

Metals & Mining (0.3%)
Xstrata Finance Canada Ltd. (USD), 3.60%, 01/15/2017 (b)	185,000	193,633

		845,149

CHINA (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Sinopec Group Overseas Development 2014 Ltd. (USD), 2.75%, 04/10/2019 (b)	400,000	400,117

FRANCE (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Total Capital International SA
(USD), 2.70%, 01/25/2023	200,000	193,555
(USD), 3.75%, 04/10/2024	100,000	103,476

		297,031

NETHERLANDS (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Shell International Finance BV
(USD), 2.25%, 01/06/2023	130,000	122,457
(USD), 3.40%, 08/12/2023	75,000	76,190

		198,647

SWITZERLAND (0.4%)
Pharmaceutical (0.4%)
Novartis Capital Corp. (USD), 4.40%, 05/06/2044	216,000	224,336

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Core Fixed Income Fund

UNITED KINGDOM (2.2%)
Commercial Banks (1.4%)
Royal Bank of Scotland Group PLC (USD), 5.13%, 05/28/2024	$260,000	$259,960
Royal Bank of Scotland PLC (USD), 1.88%, 03/31/2017	400,000	401,969
Standard Chartered PLC (USD), 5.70%, 03/26/2044 (b)	200,000	210,975

		872,904

Electric Utilities (0.2%)
Western Power Distribution Holdings Ltd. (USD), 7.25%, 12/15/2017 (b)	100,000	114,512

Oil, Gas & Consumable Fuels (0.6%)
BG Energy Capital PLC (USD), 4.00%, 10/15/2021 (b)	200,000	209,857
BP Capital Markets PLC (USD), 2.75%, 05/10/2023	175,000	167,000

		376,857

		1,364,273

UNITED STATES (22.2%)
Agriculture (0.3%)
Philip Morris International, Inc.
(USD), 4.13%, 03/04/2043	125,000	118,230
(USD), 4.88%, 11/15/2043	35,000	37,228

		155,458

Auto Manufacturers (0.3%)
General Motors Co. (USD), 6.25%, 10/02/2043	135,000	152,888

Biotechnology (0.2%)
Gilead Sciences, Inc. (USD), 4.80%, 04/01/2044	110,000	117,142

Commercial Banks (2.8%)
Bank of America Corp.
(USD), 2.60%, 01/15/2019	150,000	150,773
(USD), MTN, 4.00%, 04/01/2024	75,000	76,042
(USD), MTN, 5.00%, 01/21/2044	170,000	178,589
Capital One Financial Corp. (USD), 3.75%, 04/24/2024	135,000	135,147
JPMorgan Chase & Co.
Series V (USD), 5.00%, 07/01/2019 (a)(c)	230,000	227,566
(USD), 3.63%, 05/13/2024	160,000	159,980
(USD), 4.85%, 02/01/2044	160,000	167,162
Morgan Stanley
Series H (USD), 5.45%, 07/15/2019 (a)(c)	310,000	310,387
Series F (USD), 3.88%, 04/29/2024	155,000	156,233
Wells Fargo & Co. (USD), MTN, 4.10%, 06/03/2026	175,000	176,365

		1,738,244

Computers & Peripherals (0.3%)
Apple, Inc. (USD), 3.85%, 05/04/2043	170,000	156,331

Diversified Financial Services (3.2%)
Apollo Management Holdings LP (USD), 4.00%, 05/30/2024 (b)	160,000	160,302
BlackRock, Inc. (USD), 3.50%, 03/18/2024	230,000	231,097
Ford Motor Credit Co. LLC (USD), 1.72%, 12/06/2017	400,000	398,577
Harley-Davidson Funding Corp. (USD), 6.80%, 06/15/2018 (b)	230,000	269,215
HSBC Finance Corp. (USD), 6.68%, 01/15/2021	225,000	268,249
KKR Group Finance Co. III LLC (USD), 5.13%, 06/01/2044 (b)	150,000	155,163
Legg Mason, Inc. (USD), 5.63%, 01/15/2044	110,000	120,497
National Rural Utilities Cooperative Finance Corp. (USD), 4.75%, 04/30/2043 (a)	190,000	189,164
Utility Contract Funding LLC (USD), 7.94%, 10/01/2016 (b)	159,051	170,724

		1,962,988

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Core Fixed Income Fund

Diversified Telecommunication Services (2.7%)
AT&T, Inc. (USD), 4.80%, 06/15/2044	$160,000	$162,104
Crown Castle Towers LLC (USD), 6.11%, 01/15/2020 (a)(b)	265,000	308,464
Qwest Corp. (USD), 6.88%, 09/15/2033	285,000	287,495
SBA Tower Trust
(USD), 2.93%, 12/15/2042 (b)	265,000	269,148
(USD), 3.72%, 04/15/2048 (b)	125,000	123,655
Verizon Communications, Inc.
(USD), 5.15%, 09/15/2023	175,000	193,668
(USD), 6.55%, 09/15/2043	240,000	301,404

		1,645,938

Electric Utilities (2.3%)
Appalachian Power Co., Series L (USD), 5.80%, 10/01/2035	70,000	84,464
CMS Energy Corp. (USD), 4.88%, 03/01/2044	185,000	194,651
Consolidated Edison Co. of New York, Inc. (USD), 4.45%, 03/15/2044	40,000	41,120
Entergy Gulf States, Inc. (USD), 6.20%, 07/01/2033	214,000	214,556
Exelon Corp. (USD), 5.63%, 06/15/2035	85,000	95,351
ITC Holdings Corp. (USD), 5.30%, 07/01/2043	100,000	110,919
PG&E Corp. (USD), 2.40%, 03/01/2019	135,000	135,427
Public Service Co. of New Mexico (USD), 7.95%, 05/15/2018	180,000	215,961
Puget Energy, Inc. (USD), 6.50%, 12/15/2020	250,000	297,344

		1,389,793

Energy Equipment & Services (2.1%)
El Paso Pipeline Partners Operating Co. LLC
(USD), 6.50%, 04/01/2020	100,000	116,157
(USD), 4.30%, 05/01/2024	255,000	254,985
Energy Transfer Partners LP (USD), 4.15%, 10/01/2020	220,000	230,860
Kinder Morgan Energy Partners LP
(USD), 5.30%, 09/15/2020	249,000	276,108
(USD), 3.50%, 03/01/2021	200,000	200,707
Williams Partners LP (USD), 3.90%, 01/15/2025	220,000	219,969

		1,298,786

Food Products (0.5%)
Kroger Co. (USD), 3.85%, 08/01/2023	55,000	56,290
WM Wrigley Jr Co. (USD), 3.38%, 10/21/2020 (b)	270,000	277,373

		333,663

Healthcare Products (0.3%)
Medtronic, Inc. (USD), 4.63%, 03/15/2044	165,000	170,720

Insurance (0.4%)
Farmers Exchange Capital II (USD), 6.15%, 11/01/2053 (a)(b)	230,000	258,417

Internet (0.4%)
Google, Inc. (USD), 3.38%, 02/25/2024	240,000	242,917

Investment Companies (0.3%)
FS Investment Corp. (USD), 4.00%, 07/15/2019	200,000	200,338

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Core Fixed Income Fund

Media (1.4%)
Comcast Cable Communications LLC (USD), 8.88%, 05/01/2017	$190,000	$228,515
Comcast Corp.
(USD), 7.05%, 03/15/2033	193,000	259,540
(USD), 4.50%, 01/15/2043	50,000	50,223
NBCUniversal Media LLC (USD), 4.45%, 01/15/2043	130,000	130,163
Walt Disney Co., MTN (USD), 4.13%, 06/01/2044	220,000	215,109

		883,550

Miscellaneous Manufacturing (0.2%)
General Electric Co. (USD), 4.50%, 03/11/2044	115,000	119,871

Office/Business Equipment (0.6%)
Xerox Corp. (USD), 2.80%, 05/15/2020	400,000	395,112

Oil & Gas Services (0.2%)
FMC Technologies, Inc. (USD), 3.45%, 10/01/2022	125,000	123,454

Oil, Gas & Consumable Fuels (0.7%)
Chevron Corp. (USD), 3.19%, 06/24/2023	165,000	166,554
Noble Energy, Inc. (USD), 5.25%, 11/15/2043	115,000	124,763
Rowan Cos., Inc. (USD), 5.85%, 01/15/2044	130,000	135,159

		426,476

Pharmaceutical (0.6%)
Express Scripts Holding Co. (USD), 6.13%, 11/15/2041	140,000	170,184
Perrigo Co. PLC (USD), 5.30%, 11/15/2043 (b)	200,000	213,803

		383,987

Real Estate (0.7%)
DDR Corp. (USD), 3.38%, 05/15/2023	300,000	288,461
Kimco Realty Corp. (USD), 3.13%, 06/01/2023	150,000	144,035

		432,496

Retail (0.6%)
Target Corp. (USD), 4.00%, 07/01/2042	170,000	160,117
Wal-Mart Stores, Inc. (USD), 4.30%, 04/22/2044	218,000	218,637

		378,754

Software (0.6%)
Oracle Corp.
(USD), 2.50%, 10/15/2022	150,000	143,569
(USD), 3.40%, 07/08/2024	225,000	224,038

		367,607

Transportation (0.5%)
Burlington Northern Santa Fe LLC (USD), 5.15%, 09/01/2043	145,000	160,390
FedEx Corp. (USD), 5.10%, 01/15/2044	140,000	152,611

		313,001

		13,647,931

Total Corporate Bonds		17,364,298

MUNICIPAL BONDS (4.9%)
UNITED STATES (4.9%)
ARIZONA (0.3%)
La Paz County Industrial Development Authority Revenue Bonds (USD), 7.00%, 03/01/2034	160,000	157,200

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Core Fixed Income Fund

CALIFORNIA (1.1%)
Bay Area Toll Authority Revenue Bonds (Build America Bonds), Series S1 (USD), 6.79%, 04/01/2030	$290,000	$366,926
San Diego County California Regional Transportation Commission Revenue Bonds (Build America Bonds) (USD), 5.91%, 04/01/2048	255,000	332,599

		699,525

GEORGIA (0.7%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/2057	370,000	459,326

ILLINOIS (0.6%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/2040	305,000	351,927

KENTUCKY (0.6%)
County of Carroll Pollution Control Revenue Bonds (Utilities Company Project), Series C (USD), 0.12%, 10/01/2032 (a)	400,000	369,678

NEW HAMPSHIRE (0.8%)
New Hampshire Business Finance Authority Pollution Control Refunding Revenue Bonds (United Illuminating Company Project), Series A (USD), 0.31%, 10/01/2033 (a)	550,000	495,624

NEW YORK (0.3%)
Port Authority of New York & New Jersey Revenue Bonds (USD), 6.04%, 12/01/2029	145,000	180,628

OHIO (0.5%)
JobsOhio Beverage System Revenue Bonds, Series B (USD), 4.53%, 01/01/2035	290,000	300,083

		3,013,991

Total Municipal Bonds		3,013,991

U.S. AGENCIES (32.0%)
UNITED STATES (32.0%)
Federal Home Loan Mortgage Corp.
Pool # G14583 (USD), 3.00%, 10/01/2027	137,789	142,014
Series 4301, Class U (USD), 3.50%, 07/15/2032	343,317	359,445
Pool # C91748 (USD), 3.50%, 01/01/2034	389,642	402,644
Pool # G06788 (USD), 5.50%, 10/01/2035	121,375	135,916
Series 4134, Class WA (USD), 3.50%, 04/15/2038	306,505	317,378
Series 3745, Class GP (USD), 4.00%, 06/15/2039	435,000	462,364
Series 3864, Class AB (USD), 4.00%, 06/15/2039	194,366	206,440
Series 3895, Class AM (USD), 5.00%, 08/15/2039	206,998	227,570
Series 4323, Class CA (USD), 4.00%, 03/15/2040	394,499	422,567
Series 4229, Class MA (USD), 3.50%, 05/15/2041	257,417	270,998
Pool # Q02410 (USD), 5.00%, 07/01/2041	210,677	233,849
Series 4315, Class KU (USD), 5.00%, 08/15/2041	322,761	359,499
Series 4268, Class BP (USD), 4.25%, 08/15/2042	435,000	472,645
Series 4247, Class AK (USD), 4.50%, 12/15/2042	465,000	510,255
Pool # 2B1384 (USD), 2.47%, 05/01/2043 (a)	236,084	236,038
Pool # G07425 (USD), 4.00%, 06/01/2043	218,295	229,508
Pool # G07626 (USD), 4.00%, 02/01/2044	553,914	585,477
Pool # G07683 (USD), 4.00%, 03/01/2044	341,915	359,494
Pool # 849278 (USD), 3.10%, 04/01/2044 (a)	298,528	309,447
Federal National Mortgage Association
Series 2013-117, Class V (USD), 3.50%, 11/25/2026	247,945	261,123
Pool # AK6972 (USD), 3.50%, 03/01/2027	214,516	226,614
Series 2013-74, Class DG (USD), 3.50%, 03/25/2028	367,871	386,207

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Core Fixed Income Fund

Series 2012-84, Class QG (USD), 3.00%, 09/25/2031	$178,834	$182,362
Pool # AP2109 (USD), 4.00%, 08/01/2032	130,714	138,386
Pool # AQ4861 (USD), 3.50%, 11/01/2032	313,820	323,278
Series 2013-31, Class ET (USD), 4.00%, 01/25/2033	134,152	142,031
Series 2012-147, Class WN (USD), 4.50%, 01/25/2033	390,094	421,738
Series 2013-17, Class YM (USD), 4.00%, 03/25/2033	175,026	184,557
Series 2013-20, Class DL (USD), 4.00%, 03/25/2033	334,119	349,909
Series 2013-20, Class MC (USD), 4.00%, 03/25/2033	354,259	372,475
Series 2013-31, Class NL (USD), 4.00%, 04/25/2033	266,563	279,771
Pool # 555424 (USD), 5.50%, 05/01/2033	193,010	216,044
Series 2013-43, Class MB (USD), 3.50%, 05/25/2033	169,196	173,262
Series 2013-57, Class DK (USD), 3.50%, 06/25/2033	171,824	175,547
Pool # AV9175 (USD), 4.00%, 03/01/2034	195,401	207,710
Pool # AL5119 (USD), 4.00%, 04/01/2034	345,484	367,675
Pool # 190354 (USD), 5.50%, 12/01/2034	204,680	229,263
Series 2013-110, Class QH (USD), 3.50%, 02/25/2037	518,417	541,845
Series 2013-74, Class HB (USD), 3.50%, 02/25/2037	255,316	267,479
Series 2012-92, Class EB (USD), 3.50%, 04/25/2037	280,000	289,998
Pool # 889050 (USD), 6.00%, 05/01/2037	363,958	411,104
Series 2014-9 Class A (USD), 4.00%, 05/25/2037	519,687	550,868
Series 2013-103, Class H, CMO (USD), 4.50%, 03/25/2038	504,251	547,418
Series 2013-100, Class CA (USD), 4.00%, 03/25/2039	332,071	354,684
Series 2014-36, Class EQ (USD), 4.00%, 06/25/2040	379,674	404,712
Pool # AL0038 (USD), 5.00%, 02/01/2041	302,464	333,884
Pool # AI0108 (USD), 5.00%, 04/01/2041	305,501	342,471
Series 2012-67, Class KA (USD), 3.50%, 05/25/2041	295,146	307,488
Pool # AI5595 (USD), 5.00%, 07/01/2041	214,579	237,607
Pool # AL0933 (USD), 5.00%, 10/01/2041	253,539	280,191
Series 2013-100, Class MP (USD), 4.50%, 11/25/2041	441,981	483,409
Series 2013-15, Class EP (USD), 3.50%, 08/25/2042	286,739	297,373
Series 2012-120, Class PA (USD), 3.50%, 10/25/2042	443,795	461,066
Pool # AB6935 (USD), 3.50%, 11/01/2042	216,949	222,013
Series 2013-22, Class JP (USD), 3.50%, 03/25/2043	252,077	259,904
Pool # AT2710 (USD), 2.27%, 06/01/2043 (a)	225,217	223,491
Pool # AL3845 (USD), 2.44%, 07/01/2043 (a)	236,047	236,779
Pool # AS0531 (USD), 4.00%, 09/01/2043	496,094	523,373
Series 2014-29, Class PA, CMO (USD), 3.75%, 01/25/2044	382,779	403,774
Pool # AL5376 (USD), 4.00%, 05/01/2044	351,685	371,040
Pool # AS2346 (USD), 4.00%, 05/01/2044	362,313	383,486
Government National Mortgage Association, Pool # 783356 (USD), 6.00%, 06/20/2041	69,025	77,505

		19,694,462

Total U.S. Agencies		19,694,462

U.S. TREASURIES (7.0%)
UNITED STATES (7.0%)
U.S. Treasury Bonds (USD), 3.63%, 02/15/2044	200,000	212,125
U.S. Treasury Note
(USD), 0.50%, 06/30/2016	482,000	481,925
(USD), 2.00%, 05/31/2021	1,653,000	1,630,142
(USD), 2.50%, 05/15/2024	1,572,000	1,564,385
U.S. Treasury Notes
(USD), 2.13%, 05/31/2015 (d)	50,000	50,830
(USD), 0.88%, 06/15/2017	86,000	85,731

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Core Fixed Income Fund

(USD), 1.50%, 05/31/2019	$272,000	$268,919

		4,294,057

Total U.S. Treasuries		4,294,057

REPURCHASE AGREEMENT (0.7%)
UNITED STATES (0.7%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $419,000, collateralized by U.S. Treasury Bond, maturing 02/15/2040; market value of $430,950	419,000	419,000

Total Repurchase Agreement		419,000

Total Investments (Cost $60,130,200) (e)—98.7%		60,774,498

Other assets in excess of liabilities—1.3%		797,529

Net Assets—100.0%		$61,572,027

(a)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2014.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	A security or a portion of the security was used to cover the margin requirement for futures contracts.
(e)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

MTN	Medium Term Note
USD	U.S. Dollar

At July 31, 2014, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-2 year	UBS	(1)	09/30/2014	$12
United States Treasury Note 6%-5 year	UBS	(14)	09/30/2014	5,419
United States Treasury Note 6%-10 year	UBS	13	09/19/2014	(2,385)

				$3,046

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (16.3%)
BRAZIL (5.7%)
Commercial Banks (1.8%)
Banco do Brasil SA (BRL), 9.75%, 07/18/2017 (a)	$420,000	$179,108
Caixa Economica Federal (USD), 4.50%, 10/03/2018 (a)	360,000	365,850

		544,958

Engineering & Construction (2.1%)
OAS Investments GmbH (USD), 8.25%, 10/19/2019 (a)	200,000	204,000
Odebrecht Finance Ltd.
(USD), 7.50%, 09/14/2015 (a)(b)(c)	240,000	245,040
(USD), 7.13%, 06/26/2042 (a)	200,000	212,500

		661,540

Oil, Gas & Consumable Fuels (1.8%)
Petrobras Global Finance BV (USD), 4.88%, 03/17/2020	50,000	50,940
Petrobras International Finance Co. - Pifco
(USD), 7.88%, 03/15/2019	194,000	224,239
(USD), 5.75%, 01/20/2020	17,000	18,096
(USD), 6.88%, 01/20/2040	260,000	270,738

		564,013

		1,770,511

CHILE (0.4%)
Electric Utilities (0.4%)
AES Gener SA (USD), 5.25%, 08/15/2021 (a)	128,000	135,498

CHINA (2.2%)
Commercial Banks (1.0%)
Export Import Bank of China (CNH), 3.00%, 05/14/2016	2,000,000	323,182

Holding Companies-Diversified Operations (0.3%)
Sinochem Overseas Capital Co. Ltd. (USD), 4.50%, 11/12/2020 (a)	100,000	106,470

Real Estate Management & Development (0.9%)
China Overseas Finance Cayman Island II Ltd. (USD), 5.50%, 11/10/2020 (a)	250,000	264,969

		694,621

COLOMBIA (1.1%)
Commercial Banks (0.2%)
Bancolombia SA (USD), 6.13%, 07/26/2020	60,000	65,100

Oil, Gas & Consumable Fuels (0.9%)
Pacific Rubiales Energy Corp. (USD), 5.38%, 01/26/2019 (a)	270,000	275,400

		340,500

INDIA (1.7%)
Commercial Banks (1.0%)
State Bank of India (USD), 3.25%, 04/18/2018 (a)	310,000	310,769

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Emerging Markets Debt Fund

Diversified Telecommunication Services (0.7%)
Bharti Airtel International Netherlands BV (USD), 5.13%, 03/11/2023 (a)	$200,000	$206,770

		517,539

INDONESIA (0.4%)
Coal (0.4%)
Adaro Indonesia PT (USD), 7.63%, 10/22/2019 (a)	120,000	124,800

KAZAKHSTAN (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
KazMunayGas National Co. JSC (USD), 7.00%, 05/05/2020 (a)	100,000	115,500

MEXICO (1.0%)
Holding Companies-Diversified Operations (0.7%)
Alfa SAB de CV (USD), 5.25%, 03/25/2024 (a)	200,000	210,500

Oil, Gas & Consumable Fuels (0.3%)
Petroleos Mexicanos (USD), 5.50%, 01/21/2021	100,000	110,530

		321,030

RUSSIA (2.1%)
Commercial Banks (0.3%)
Alfa Bank OJSC Via Alfa Bond Issuance PLC (USD), 7.88%, 09/25/2017 (a)	100,000	104,000

Diversified Telecommunication Services (0.6%)
VimpelCom Holdings BV (USD), 5.95%, 02/13/2023 (a)	200,000	185,500

Media (0.7%)
Myriad International Holdings BV (USD), 6.00%, 07/18/2020 (a)	200,000	220,500

Oil, Gas & Consumable Fuels (0.5%)
Gaz Capital SA for Gazprom (USD), 9.25%, 04/23/2019 (a)	140,000	162,750

		672,750

SUPRANATIONAL (0.7%)
Commercial Banks (0.7%)
African Export-Import Bank (USD), EMTN, 5.75%, 07/27/2016 (a)	200,000	208,174

UNITED ARAB EMIRATES (0.6%)
Transportation (0.6%)
DP World Sukuk Ltd. (USD), 6.25%, 07/02/2017 (a)	180,000	198,450

Total Corporate Bonds		5,099,373

GOVERNMENT BONDS (72.1%)
ARGENTINA (2.9%)
Argentina Bonar Bonds
(USD), 7.00%, 04/17/2017	680,000	619,157
(USD), 8.75%, 05/07/2024	295,000	276,492

		895,649

ARMENIA (1.6%)
Republic of Armenia, REG S (USD), 6.00%, 09/30/2020 (a)	490,000	514,500

BELARUS (1.0%)
Republic of Belarus (USD), 8.95%, 01/26/2018 (a)	290,000	310,300

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Emerging Markets Debt Fund

BRAZIL (8.8%)
Brazil Notas do Tesouro Nacional
Series F (BRL), 10.00%, 01/01/2017	$3,150,000	$1,344,075
Series B (BRL), 6.00%, 08/15/2020 (d)	760,000	831,147
Series F (BRL), 10.00%, 01/01/2023	600,000	239,469
Brazilian Government International Bond (USD), 7.13%, 01/20/2037	256,000	322,560

		2,737,251

COSTA RICA (0.6%)
Costa Rica Government International Bond (USD), 4.25%, 01/26/2023 (a)	200,000	188,500

CROATIA (3.4%)
Croatia Government International Bond
(USD), 6.63%, 07/14/2020 (a)	700,000	778,750
(USD), 6.00%, 01/26/2024 (a)	280,000	298,900

		1,077,650

DOMINICAN REPUBLIC (2.6%)
Dominican Republic International Bond
(USD), 7.50%, 05/06/2021 (a)	370,000	422,725
(USD), 7.45%, 04/30/2044 (a)	360,000	383,400

		806,125

EL SALVADOR (0.4%)
El Salvador Government International Bond (USD), 8.25%, 04/10/2032 (a)	120,000	140,110

GABON (0.7%)
Gabonese Republic (USD), 6.38%, 12/12/2024 (a)	200,000	217,540

GEORGIA (0.7%)
Georgia Government International Bond (USD), 6.88%, 04/12/2021 (a)	200,000	227,000

GUATEMALA (0.9%)
Guatemala Government Bond (USD), 5.75%, 06/06/2022 (a)	260,000	280,150

HONDURAS (1.6%)
Honduras Government International Bond (USD), 7.50%, 03/15/2024 (a)	490,000	501,025

INDONESIA (4.2%)
Indonesia Government International Bond
(USD), 6.88%, 01/17/2018 (a)	100,000	113,750
(USD), 5.88%, 03/13/2020 (a)	400,000	447,000
Indonesia Treasury Bond
Series FR71 (IDR), 9.00%, 03/15/2029	3,619,000,000	325,718
Series FR68 (IDR), 8.38%, 03/15/2034	5,050,000,000	424,632

		1,311,100

IRAQ (0.9%)
Republic of Iraq (USD), 5.80%, 01/15/2028 (a)	330,000	293,700

IVORY COAST (0.9%)
Ivory Coast Government International Bond (USD), 5.75%, 12/31/2032 (a)(c)	280,000	274,795

LATVIA (0.8%)
Republic of Latvia (USD), 2.75%, 01/12/2020 (a)	250,000	244,375

LITHUANIA (0.4%)
Lithuania Government International Bond (USD), 7.38%, 02/11/2020 (a)	100,000	122,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Emerging Markets Debt Fund

MEXICO (7.1%)
Mexican Udibonos, Series S (MXN), 4.50%, 11/22/2035 (d)	$2,086,124	$188,476
Mexico Fixed Rate Bonds
Series M10 (MXN), 8.50%, 12/13/2018	3,490,000	303,267
Series M (MXN), 8.00%, 06/11/2020	5,220,000	452,085
Series M (MXN), 7.75%, 11/13/2042	2,210,000	185,610
Mexico Government International Bond
(USD), 4.00%, 10/02/2023	136,000	141,576
(USD), 6.05%, 01/11/2040	780,000	942,045

		2,213,059

MONGOLIA (2.0%)
Development Bank of Mongolia LLC (USD), MTN, 5.75%, 03/21/2017 (a)	210,000	198,450
Mongolia Government International Bond (USD), 5.13%, 12/05/2022 (a)	490,000	421,400

		619,850

MOZAMBIQUE (1.0%)
Mozambique EMATUM Finance 2020 BV (USD), 6.31%, 09/11/2020 (a)	310,000	312,244

NIGERIA (0.7%)
Nigeria Government International Bond (USD), 5.13%, 07/12/2018 (a)	200,000	208,620

PERU (2.5%)
Peru Government Bond (PEN), 7.84%, 08/12/2020	350,000	144,746
Peruvian Government International Bond
(PEN), 7.84%, 08/12/2020 (a)	730,000	301,898
(PEN), 8.20%, 08/12/2026 (a)	430,000	189,332
(PEN), 6.95%, 08/12/2031 (a)	408,000	158,580

		794,556

QATAR (1.4%)
Qatar Government International Bond (USD), 6.40%, 01/20/2040 (a)	340,000	422,025

ROMANIA (3.1%)
Romanian Government International Bond
(USD), EMTN, 6.75%, 02/07/2022 (a)	690,000	822,825
(USD), 6.13%, 01/22/2044 (a)	140,000	159,250

		982,075

RUSSIA (1.1%)
Russian Foreign Bond - Eurobond
(USD), 1.00%, 03/31/2030 (a)(c)	156,950	177,667
(USD), 7.50%, 03/31/2030 (a)(c)	151,300	171,272

		348,939

RWANDA (0.8%)
Rwanda International Government Bond, REG S (USD), 6.63%, 05/02/2023 (a)	250,000	260,000

SENEGAL (1.0%)
Senegal Government International Bond (USD), 8.75%, 05/13/2021 (a)	270,000	314,604

SERBIA (0.7%)
Republic of Serbia (USD), 5.25%, 11/21/2017 (a)	200,000	208,500

SOUTH AFRICA (4.4%)
South Africa Government Bond
Series 204 (ZAR), 8.00%, 12/21/2018	3,960,000	376,985
Series 2030 (ZAR), 8.00%, 01/31/2030	4,440,000	388,308
South Africa Government International Bond (USD), 5.88%, 05/30/2022	550,000	612,975

		1,378,268

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Emerging Markets Debt Fund

TANZANIA (1.2%)
Tanzania Government International Bond (USD), 6.33%, 03/09/2020 (a)(c)	$340,000	$364,650

TURKEY (2.2%)
Turkey Government International Bond
(USD), 7.50%, 07/14/2017	130,000	147,868
(USD), 6.25%, 09/26/2022	480,000	546,576

		694,444

UNITED ARAB EMIRATES (2.9%)
Emirate of Dubai Government International Bonds (USD), EMTN, 7.75%, 10/05/2020 (a)	720,000	902,966

URUGUAY (3.8%)
Uruguay Government International Bond
(UYU), 5.00%, 09/14/2018 (d)	3,971,270	185,138
(UYU), 4.25%, 04/05/2027 (d)	9,303,594	437,734
PIK (USD), 7.88%, 01/15/2033	356,000	480,600
(USD), 7.63%, 03/21/2036	67,445	90,376

		1,193,848

VENEZUELA (3.0%)
Venezuela Government International Bond
(USD), 12.75%, 08/23/2022 (a)	850,000	862,750
(USD), 11.95%, 08/05/2031 (a)	85,000	80,537

		943,287

ZAMBIA (0.8%)
Zambia Government International Bond (USD), 8.50%, 04/14/2024 (a)	220,000	249,517

Total Government Bonds		22,553,222

GOVERNMENT AGENCIES (9.7%)
BRAZIL (1.3%)
Banco Nacional de Desenvolvimento Economico e Social
(USD), 6.50%, 06/10/2019 (a)	220,000	246,400
(USD), 5.50%, 07/12/2020 (a)	160,000	172,400

		418,800

INDONESIA (2.3%)
Pertamina Persero PT
(USD), 4.88%, 05/03/2022 (a)	220,000	221,100
(USD), 6.00%, 05/03/2042 (a)	490,000	482,037

		703,137

KAZAKHSTAN (2.7%)
Kazakhstan Temir Zholy Finance BV (USD), 6.95%, 07/10/2042 (a)	750,000	843,750

MEXICO (1.7%)
Petroleos Mexicanos
(USD), 6.63%, 06/15/2035	43,000	50,882
(USD), 6.63%, 06/15/2038	260,000	301,600
(USD), 6.50%, 06/02/2041	110,000	127,600
(USD), 6.38%, 01/23/2045 (a)	50,000	57,500

		537,582

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Emerging Markets Debt Fund

RUSSIA (0.4%)
Vnesheconombank Via VEB Finance PLC (USD), 6.90%, 07/09/2020 (a)	$120,000	$118,500

VENEZUELA (1.3%)
Petroleos de Venezuela SA
(USD), 8.50%, 11/02/2017 (a)	120,000	111,750
(USD), 12.75%, 02/17/2022 (a)	300,000	300,750

		412,500

Total Government Agencies		3,034,269

REPURCHASE AGREEMENT (0.9%)
UNITED STATES (0.9%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $267,000, collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $272,513	267,000	267,000

Total Repurchase Agreement		267,000

Total Investments (Cost $30,716,158) (e)—99.0%		30,953,864

Other assets in excess of liabilities—1.0%		323,974

Net Assets—100.0%		$31,277,838

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(c)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2014.
(d)	Inflation linked security.
(e)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
EMTN	Euro Medium Term Note
IDR	Indonesian Rupiah
INR	Indian Rupee
MTN	Medium Term Note
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PIK	Payment In Kind
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Emerging Markets Debt Fund

At July 31, 2014, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso/United States Dollar
05/08/2015	Barclays Bank	ARS	1,272,000	USD	118,134	$121,406	$3,272
05/08/2015	Citibank	ARS	1,274,000	USD	124,414	121,597	(2,817)
Brazilian Real/United States Dollar
08/28/2014	Barclays Bank	BRL	217,000	USD	93,615	94,983	1,368
08/28/2014	Deutsche Bank	BRL	62,000	USD	27,759	27,138	(621)
Chilean Peso/United States Dollar
08/28/2014	Deutsche Bank	CLP	17,205,000	USD	31,022	30,002	(1,020)
08/28/2014	JPMorgan Chase	CLP	155,012,000	USD	276,610	270,309	(6,301)
Indian Rupee/United States Dollar
08/28/2014	Barclays Bank	INR	29,656,000	USD	501,794	487,335	(14,459)
08/28/2014	Deutsche Bank	INR	11,101,000	USD	184,955	182,422	(2,533)
08/28/2014	JPMorgan Chase	INR	15,884,000	USD	261,357	261,020	(337)
Mexican Peso/United States Dollar
10/16/2014	JPMorgan Chase	MXN	4,409,000	USD	337,944	331,784	(6,160)
Peruvian Nouveau Sol/United States Dollar
08/28/2014	Deutsche Bank	PEN	281,000	USD	99,748	100,045	297
Philippine Peso/United States Dollar
08/28/2014	Deutsche Bank	PHP	5,626,000	USD	128,565	129,343	778
08/28/2014	UBS	PHP	21,822,000	USD	500,275	501,691	1,416

						$2,659,075	$(27,117)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
08/28/2014	Citibank	USD	399,807	BRL	912,000	$399,191	$616
08/28/2014	JPMorgan Chase	USD	1,770,090	BRL	4,032,000	1,764,844	5,246
United States Dollar/Chilean Peso
08/28/2014	Barclays Bank	USD	155,593	CLP	86,339,000	150,557	5,036
08/28/2014	UBS	USD	155,238	CLP	85,878,000	149,753	5,485
United States Dollar/Indonesian Rupiah
08/28/2014	UBS	USD	143,962	IDR	1,671,691,000	143,820	142
United States Dollar/Mexican Peso
10/16/2014	HSBC	USD	248,009	MXN	3,248,000	244,417	3,592
United States Dollar/Peruvian Nouveau Sol
08/28/2014	JPMorgan Chase	USD	396,457	PEN	1,119,000	398,399	(1,942)
United States Dollar/South African Rand
10/16/2014	Citibank	USD	520,406	ZAR	5,677,000	523,084	(2,678)

						$3,774,065	$15,497

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (10.1%)
BRAZIL (10.1%)
Commercial Banks (5.2%)
Banco do Brasil SA (BRL), 9.75%, 07/18/2017 (a)	$1,985,000	$846,496
Banco Votorantim SA (BRL), EMTN, 6.25%, 05/16/2016 (a)(b)	1,790,000	919,315

		1,765,811

Oil, Gas & Consumable Fuels (4.9%)
Petrobras Global Finance BV (USD), 1.85%, 05/20/2016 (c)	1,635,000	1,639,235

		3,405,046

Total Corporate Bonds		3,405,046

GOVERNMENT BONDS (74.7%)
BRAZIL (9.4%)
Brazil Notas do Tesouro Nacional
Series B (BRL), 6.00%, 08/15/2020 (b)	150,000	163,919
Series F (BRL), 10.00%, 01/01/2021	3,290,000	1,335,557
Series F (BRL), 10.00%, 01/01/2023	2,340,000	935,729
Series B (BRL), 6.00%, 08/15/2024 (b)	110,000	119,294
Series F (BRL), 10.00%, 01/01/2025	1,560,000	607,489

		3,161,988

COLOMBIA (4.9%)
Colombia Government International Bond
(COP), 7.75%, 04/14/2021	1,964,000,000	1,174,897
(COP), 4.38%, 03/21/2023	570,000,000	272,890
(COP), 9.85%, 06/28/2027	259,000,000	178,040

		1,625,827

HUNGARY (2.2%)
Hungary Government Bond
Series 16\C (HUF), 5.50%, 02/12/2016	114,500,000	511,233
Series 22\A (HUF), 7.00%, 06/24/2022	48,300,000	239,888

		751,121

INDONESIA (9.2%)
Indonesia Treasury Bond
Series FR53 (IDR), 8.25%, 07/15/2021	2,865,000,000	250,556
Series FR43 (IDR), 10.25%, 07/15/2022	2,494,000,000	241,268
Series FR59 (IDR), 7.00%, 05/15/2027	13,741,000,000	1,059,282
Series FR71 (IDR), 9.00%, 03/15/2029	7,344,000,000	660,976
Series FR54 (IDR), 9.50%, 07/15/2031	6,756,000,000	628,771
Series FR68 (IDR), 8.38%, 03/15/2034	2,760,000,000	232,076

		3,072,929

MALAYSIA (4.0%)
Malaysia Government Bond
Series 0210 (MYR), 4.01%, 09/15/2017	2,400,000	762,442
Series 0112 (MYR), 3.42%, 08/15/2022	1,930,000	585,494

		1,347,936

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

MEXICO (11.3%)
Mexican Bonos, Series M (MXN), 6.50%, 06/10/2021	$2,750,000	$221,070
Mexican Udibonos, Series S (MXN), 4.50%, 11/22/2035 (b)	2,738,841	247,447
Mexico Fixed Rate Bonds
Series M10 (MXN), 7.25%, 12/15/2016	4,490,000	367,485
Series M10 (MXN), 8.50%, 12/13/2018	5,800,000	503,998
Series M (MXN), 8.00%, 06/11/2020	15,770,000	1,365,781
Series M30 (MXN), 8.50%, 11/18/2038	4,465,000	405,015
Series M (MXN), 7.75%, 11/13/2042	8,000,000	671,890

		3,782,686

NIGERIA (3.1%)
Nigeria Government Bond (NGN), 15.10%, 04/27/2017	83,730,000	565,268
Nigeria Treasury Bill
(NGN), 10.22%, 11/20/2014	31,700,000	189,635
(NGN), 11.66%, 01/22/2015	47,990,000	280,809

		1,035,712

PERU (2.5%)
Peruvian Government International Bond
(PEN), 5.20%, 09/12/2023 (a)	725,000	259,566
(PEN), 6.95%, 08/12/2031 (a)	1,465,000	569,410

		828,976

POLAND (2.4%)
Poland Government Bond
Series 1020 (PLN), 5.25%, 10/25/2020	570,000	204,906
Series 0429 (PLN), 5.75%, 04/25/2029	1,536,000	601,050

		805,956

RUSSIA (2.1%)
Russian Federal Bond - OFZ, Series 6211 (RUB), 7.00%, 01/25/2023	29,250,000	714,812

SOUTH AFRICA (10.3%)
South Africa Government Bond
Series R207 (ZAR), 7.25%, 01/15/2020	20,020,000	1,831,878
Series R186 (ZAR), 10.50%, 12/21/2026	2,650,000	288,401
Series 2030 (ZAR), 8.00%, 01/31/2030	8,850,000	773,993
Series R209 (ZAR), 6.25%, 03/31/2036	8,310,000	577,608

		3,471,880

THAILAND (3.2%)
Thailand Government Bond
(THB), 2.80%, 10/10/2017	18,948,000	591,428
Series ILB (THB), 1.20%, 07/14/2021 (a)(b)	16,275,686	491,982

		1,083,410

TURKEY (7.6%)
Turkey Government Bond
(TRY), 10.00%, 06/17/2015	3,080,000	1,458,501
(TRY), 8.80%, 11/14/2018	880,000	416,427
Series CPI (TRY), 4.00%, 04/01/2020 (b)	812,737	423,854
(TRY), 9.50%, 01/12/2022	520,000	253,351

		2,552,133

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

URUGUAY (2.5%)
Uruguay Government International Bond
(UYU), 5.00%, 09/14/2018 (b)	$12,276,484	$572,321
(UYU), 4.25%, 04/05/2027 (b)	5,858,466	275,641

		847,962

Total Government Bonds		25,083,328

GOVERNMENT AGENCIES (11.7%)
MALAYSIA (2.1%)
Cagamas MBS Bhd, Series 4 (MYR), 3.90%, 05/29/2017	2,300,000	717,198

MEXICO (1.8%)
Petroleos Mexicanos (MXN), 9.10%, 01/27/2020	7,090,000	609,581

RUSSIA (3.7%)
RZD Capital PLC (RUB), 8.30%, 04/02/2019 (a)	48,400,000	1,225,960

SOUTH AFRICA (1.6%)
Eskom Holdings SOC Ltd., Series E170 (ZAR), 13.50%, 08/01/2021	4,500,000	525,013

THAILAND (2.5%)
Bank of Thailand
Series 3YR (THB), 3.40%, 09/08/2014	13,980,000	435,909
Series 3YR (THB), 2.95%, 01/14/2016	12,700,000	399,441

		835,350

Total Government Agencies		3,913,102

REPURCHASE AGREEMENT (1.0%)
UNITED STATES (1.0%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $330,000, collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $342,225	330,000	330,000

Total Repurchase Agreement		330,000

Total Investments (Cost $35,205,139) (d)—97.5%		32,731,476

Other assets in excess of liabilities—2.5%		852,238

Net Assets—100.0%		$33,583,714

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Inflation linked security.
(c)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2014.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EMTN	Euro Medium Term Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

PHP	Philippine Peso
PLN	Polish Zloty
RUB	New Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At July 31, 2014, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso/United States Dollar
05/08/2015	Barclays Bank	ARS	1,189,000	USD	110,425	$113,484	$3,059
05/08/2015	Citibank	ARS	4,357,000	USD	411,738	415,853	4,115
Brazilian Real/United States Dollar
08/28/2014	Citibank	BRL	351,000	USD	156,766	153,636	(3,130)
08/28/2014	HSBC	BRL	726,000	USD	323,337	317,777	(5,560)
Chilean Peso/United States Dollar
08/28/2014	JPMorgan Chase	CLP	233,888,000	USD	417,359	407,852	(9,507)
Colombian Peso/United States Dollar
08/28/2014	Barclays Bank	COP	910,402,000	USD	475,406	483,849	8,443
08/28/2014	Citibank	COP	531,452,000	USD	288,050	282,449	(5,601)
08/28/2014	Deutsche Bank	COP	315,100,000	USD	167,339	167,465	126
Hungarian Forint/United States Dollar
10/16/2014	Barclays Bank	HUF	10,031,000	USD	43,811	42,685	(1,126)
Indian Rupee/United States Dollar
08/28/2014	Barclays Bank	INR	45,131,000	USD	763,638	741,634	(22,004)
08/28/2014	Citibank	INR	27,166,000	USD	447,177	446,417	(760)
Indonesian Rupiah/United States Dollar
08/28/2014	Citibank	IDR	6,050,376,000	USD	514,488	520,530	6,042
Malaysian Ringgit/United States Dollar
08/28/2014	Goldman Sachs	MYR	220,000	USD	68,249	68,706	457
08/28/2014	HSBC	MYR	284,000	USD	87,757	88,694	936
08/28/2014	UBS	MYR	3,680,000	USD	1,140,838	1,149,268	8,430
Mexican Peso/United States Dollar
10/16/2014	Goldman Sachs	MXN	2,628,000	USD	201,647	197,761	(3,886)
10/16/2014	UBS	MXN	600,000	USD	45,894	45,151	(743)
New Russian Ruble/United States Dollar
08/28/2014	Citibank	RUB	20,659,000	USD	591,931	574,712	(17,219)
Peruvian Nuevo Sol/United States Dollar
08/28/2014	Barclays Bank	PEN	143,000	USD	51,008	50,912	(95)
08/28/2014	HSBC	PEN	380,000	USD	135,039	135,292	253
08/28/2014	UBS	PEN	278,000	USD	99,444	98,977	(467)
10/16/2014	Standard Chartered Bank	PEN	144,000	USD	51,374	51,004	(369)
Philippine Peso/United States Dollar
08/28/2014	HSBC	PHP	4,758,000	USD	108,333	109,387	1,054
08/28/2014	UBS	PHP	56,905,000	USD	1,304,562	1,308,255	3,693

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

Polish Zloty/United States Dollar
10/16/2014	HSBC	PLN	5,932,000	USD	1,938,581	$1,892,602	$(45,979)
South African Rand/United States Dollar
10/16/2014	Deutsche Bank	ZAR	1,212,000	USD	111,304	111,675	371
Turkish Lira/United States Dollar
10/16/2014	HSBC	TRY	328,000	USD	151,298	150,658	(640)

						$10,126,685	$(80,107)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
08/28/2014	Barclays Bank	USD	203,628	BRL	458,000	$200,471	$3,157
08/28/2014	JPMorgan Chase	USD	1,908,939	BRL	4,325,000	1,893,093	15,846
08/28/2014	UBS	USD	50,848	BRL	114,000	49,899	949
United States Dollar/Chilean Peso
08/28/2014	Barclays Bank	USD	175,889	CLP	97,601,000	170,196	5,693
08/28/2014	Deutsche Bank	USD	37,234	CLP	20,650,000	36,009	1,225
08/28/2014	UBS	USD	209,033	CLP	115,637,000	201,647	7,386
United States Dollar/Colombian Peso
08/28/2014	HSBC	USD	329,248	COP	611,766,000	325,134	4,114
08/28/2014	JPMorgan Chase	USD	55,925	COP	106,029,000	56,351	(426)
United States Dollar/Hungarian Forint
10/16/2014	HSBC	USD	118,751	HUF	27,491,000	116,983	1,768
United States Dollar/Indian Rupee
08/28/2014	Deutsche Bank	USD	174,458	INR	10,471,000	172,069	2,389
United States Dollar/Indonesian Rupiah
08/28/2014	HSBC	USD	149,003	IDR	1,780,364,000	153,169	(4,166)
08/28/2014	UBS	USD	284,007	IDR	3,334,714,000	286,894	(2,887)
United States Dollar/Malaysian Ringgit
08/28/2014	HSBC	USD	305,407	MYR	981,000	306,367	(960)
08/28/2014	UBS	USD	20,341	MYR	65,000	20,300	41
United States Dollar/Mexican Peso
10/16/2014	Citibank	USD	342,226	MXN	4,482,000	337,277	4,949
10/16/2014	HSBC	USD	54,330	MXN	711,000	53,504	826
United States Dollar/New Russian Ruble
08/28/2014	Citibank	USD	121,191	RUB	4,375,000	121,708	(517)
08/28/2014	Goldman Sachs	USD	143,482	RUB	5,118,000	142,378	1,104
08/28/2014	HSBC	USD	258,805	RUB	8,987,000	250,009	8,796
United States Dollar/Nigerian Naira
08/28/2014	Citibank	USD	132,327	NGN	21,973,000	135,150	(2,823)
United States Dollar/Peruvian Nuevo Sol
08/28/2014	JPMorgan Chase	USD	1,123,417	PEN	3,171,000	1,128,975	(5,558)
United States Dollar/Philippine Peso
08/28/2014	Deutsche Bank	USD	215,585	PHP	9,434,000	216,889	(1,304)
08/28/2014	UBS	USD	20,434	PHP	890,000	20,461	(27)
United States Dollar/South African Rand
10/16/2014	HSBC	USD	477,599	ZAR	5,210,000	480,054	(2,455)
United States Dollar/Thai Baht
10/16/2014	HSBC	USD	1,341,805	THB	43,311,000	1,343,705	(1,900)
United States Dollar/Turkish Lira
10/16/2014	HSBC	USD	57,062	TRY	122,000	56,037	1,025

						$8,274,729	$36,245

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (0.5%)
UNITED STATES (0.5%)
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (USD), 5.22%, 01/25/2042 (a)	$96,625	$102,968

Total Asset-Backed Securities		102,968

COMMERCIAL MORTGAGE-BACKED SECURITIES (2.6%)
UNITED STATES (2.6%)
Americold LLC Trust, Series 2010-ARTA, Class A2FL (USD), 2.50%, 01/14/2029 (a)(b)	100,000	99,972
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AMFL (USD), 0.81%, 06/11/2050 (a)(b)	25,000	24,584
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class AM (USD), 5.46%, 10/15/2049	10,000	10,811
Series 2007-C6, Class A1A (USD), 5.71%, 12/10/2049 (b)	58,488	64,356
Series 2007-C6, Class AM (USD), 5.71%, 12/10/2049 (b)	20,000	21,913
Commercial Mortgage Pass Through Certificates
Series 2006-C7, Class AM (USD), 5.78%, 06/10/2046 (b)	10,000	10,738
Series 2007-C9, Class AMFL (USD), 0.79%, 12/10/2049 (a)(b)	10,000	9,726
Federal Home Loan Mortgage Association, Series 4363 (USD), 4.00%, 05/15/2033	55,000	59,279
FREMF Mortgage Trust, Series 2011-K10, Class B (USD), 4.62%, 11/25/2049 (a)(b)	50,000	53,625
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC19 (USD), 5.70%, 02/12/2049 (b)	97,127	107,126
MASTR Alternative Loans Trust
Series 2004-8, Class 1A1 (USD), 6.50%, 09/25/2034	35,143	37,397
Series 2004-11, Class 7A1 (USD), 6.50%, 10/25/2034	12,585	13,643
Structured Asset Securities Co., Series 2003-A40, Class 3A1 (USD), 2.38%, 01/25/2034 (b)	41,146	40,412
Wells Fargo Mortgage Backed Securities 2003-N Trust, Series 2003-N, Class 1A1 (USD), 2.48%, 12/25/2033 (b)	17,644	17,655

		571,237

Total Commercial Mortgage-Backed Securities		571,237

RESIDENTIAL MORTGAGE-BACKED SECURITIES (1.3%)
UNITED STATES (1.3%)
BCAP LLC Trust
Series 2009-RR4, Class 3A1 (USD), 1.94%, 04/26/2037 (a)(b)	13,524	13,520
Series 2009-RR6, Class 3A1 (USD), 2.70%, 12/26/2037 (a)(b)	32,191	32,253
Series 2009-RR2, Class A1 (USD), 2.68%, 01/21/2038 (a)(b)	41,524	41,802
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 15A1 (USD), 6.00%, 05/27/2036 (a)	25,753	25,728
Series 2009-8R, Class 5A1 (USD), 5.54%, 05/26/2037 (a)(b)	30,629	31,715
JP Morgan Re-Remic
Series 2009-8, Class A1 (USD), 4.78%, 04/20/2036 (a)(b)	23,099	23,727
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/2037 (a)(b)	36,994	37,955
Series 2009-7, Class 14A1 (USD), 2.12%, 07/27/2037 (a)(b)	29,807	29,953
Series 2009-7, Class 17A1 (USD), 5.63%, 07/27/2037 (a)(b)	44,610	44,295
Series 2009-7, Class 1A1 (USD), 2.59%, 08/27/2037 (a)(b)	553	561

		281,509

Total Residential Mortgage-Backed Securities		281,509

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global Fixed Income Fund

CORPORATE BONDS (44.1%)
AUSTRALIA (0.9%)
Insurance (0.9%)
QBE Insurance Group Ltd. (USD), 2.40%, 05/01/2018 (a)	$200,000	$199,028

AUSTRIA (0.6%)
Building Materials (0.6%)
Wienerberger AG (EUR), 6.50%, 02/09/2017 (b)(c)	100,000	138,426

BRAZIL (3.3%)
Engineering & Construction (1.9%)
OAS Investments GmbH (USD), 8.25%, 10/19/2019 (a)	200,000	204,000
Odebrecht Finance Ltd. (USD), 7.13%, 06/26/2042 (a)	200,000	212,500

		416,500

Iron/Steel (0.8%)
Samarco Mineracao SA (USD), 4.13%, 11/01/2022 (a)	200,000	189,200

Oil, Gas & Consumable Fuels (0.6%)
Petrobras International Finance Co. (USD), 6.75%, 01/27/2041	70,000	71,548
Petrobras International Finance Co. - Pifco (USD), 7.88%, 03/15/2019	50,000	57,794

		129,342

		735,042

CANADA (0.9%)
Metals & Mining (0.9%)
First Quantum Minerals Ltd. (USD), 6.75%, 02/15/2020 (a)	200,000	204,000

CAYMAN ISLANDS (1.6%)
Holding Companies-Diversified Operations (0.6%)
Hutchison Whampoa Europe Finance 13 Ltd. (EUR), 3.75%, 05/10/2018 (a)(b)(c)	100,000	136,181

Oil & Gas Services (1.0%)
Offshore Group Investment Ltd. (USD), 7.13%, 04/01/2023	220,000	217,250

		353,431

CHINA (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
MIE Holdings Corp. (USD), 7.50%, 04/25/2019 (a)	200,000	211,250

COLOMBIA (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Ecopetrol SA (USD), 5.88%, 05/28/2045	23,000	24,035

FRANCE (3.1%)
Commercial Banks (0.7%)
Societe Generale SA (EUR), 9.38%, 09/04/2019 (a)(b)(c)	100,000	165,339

Commercial Services & Supplies (0.7%)
Cegedim SA (EUR), 6.75%, 04/01/2020 (a)	100,000	144,617

Electric Utilities (0.5%)
Electricite de France SA (USD), 5.25%, 01/29/2023 (a)(b)(c)	100,000	101,613

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global Fixed Income Fund

Government Development Banks (0.6%)
Agence Francaise de Developpement (EUR), 4.62%, 07/20/2016 (b)(c)	$100,000	$140,266

Healthcare Providers & Services (0.6%)
HomeVi SAS (EUR), 6.88%, 08/06/2021 (a)	140,000	140,000

		691,835

GERMANY (1.3%)
Environmental Control (0.6%)
ALBA Group PLC & Co. KG (EUR), 8.00%, 05/15/2018 (a)	100,000	133,604

Leisure Time (0.7%)
Safari Holding Verwaltungs GmbH (EUR), 8.25%, 02/15/2021 (a)	100,000	142,609

		276,213

INDONESIA (0.8%)
Coal (0.8%)
Indo Energy Finance II BV (USD), 6.38%, 01/24/2023 (a)	200,000	166,500

ITALY (0.6%)
Entertainment (0.6%)
Gamenet SpA (EUR), 7.25%, 08/01/2018 (a)	100,000	137,520

JERSEY (1.6%)
Insurance (1.6%)
Galaxy Bidco Ltd. (GBP), 6.38%, 11/15/2020 (a)	100,000	168,281
Hastings Insurance Group Finance PLC (GBP), 8.00%, 10/21/2020 (a)	100,000	178,116

		346,397

KAZAKHSTAN (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Zhaikmunai LLP (USD), 7.13%, 11/13/2019 (a)	200,000	217,500

LUXEMBOURG (1.7%)
Diversified Telecommunication Services (0.4%)
Intelsat Jackson Holdings SA (USD), 5.50%, 08/01/2023	100,000	96,000

Home Furnishings (0.6%)
Magnolia BC SA (EUR), EMTN, 9.00%, 08/01/2020 (a)	100,000	137,922

Paper & Forest Products (0.7%)
Lecta SA (EUR), EMTN, 8.88%, 05/15/2019 (a)	100,000	140,440

		374,362

MEXICO (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Petroleos Mexicanos (USD), 5.50%, 01/21/2021	95,000	105,003

NETHERLANDS (3.3%)
Building Materials (0.6%)
Grupo Isolux Corsan Finance BV (EUR), 6.63%, 04/15/2021 (a)	100,000	134,608

Diversified Telecommunication Services (1.2%)
Bharti Airtel International Netherlands BV (EUR), 3.38%, 05/20/2021 (a)	100,000	137,587
Bite Finance International BV (EUR), EMTN, 7.84%, 02/15/2018 (a)(b)	100,000	135,258

		272,845

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global Fixed Income Fund

Entertainment (0.6%)
PortAventura Entertainment Barcelona BV (EUR), 7.25%, 12/01/2020 (a)	$100,000	$137,755

Insurance (0.9%)
Aegon (EUR), EMTN, 4.00%, 04/25/2044 (a)(b)	140,000	190,279

		735,487

NIGERIA (0.9%)
Commercial Banks (0.9%)
Zenith Bank PLC (USD), 6.25%, 04/22/2019 (a)	200,000	199,000

REPUBLIC OF IRELAND (1.5%)
Insurance (0.6%)
Aquarius and Investments PLC for Zurich Insurance Co. Ltd. (EUR), EMTN, 4.25%, 10/02/2043 (a)(b)	100,000	145,217

Packaging & Containers (0.9%)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (USD), 3.23%, 12/15/2019 (a)(b)	200,000	196,000

		341,217

SUPRANATIONAL (0.4%)
Supranational (0.4%)
Eurofima (AUD), MTN, 6.00%, 03/30/2022	90,000	93,986

UNITED KINGDOM (7.1%)
Commercial Banks (0.3%)
Barclays Bank PLC (EUR), EMTN, 6.00%, 01/14/2021 (a)	50,000	79,713

Commercial Services & Supplies (1.3%)
G4S International Finance PLC (EUR), EMTN, 2.88%, 05/02/2017 (a)	100,000	140,203
Rentokil Initial PLC (EUR), EMTN, 3.25%, 10/07/2021 (a)	100,000	146,319

		286,522

Electric Utilities (1.0%)
SSE PLC (USD), 5.63%, 10/01/2017 (a)(b)(c)	200,000	213,000

Food Products (3.0%)
Bakkavor Finance 2 PLC (GBP), 8.75%, 06/15/2020 (a)	100,000	180,564
Boparan Finance PLC (GBP), 5.25%, 07/15/2019 (a)	200,000	317,400
Iglo Foods Bondco PLC (EUR), 4.70%, 06/15/2020 (a)(b)	120,000	161,489

		659,453

Insurance (1.5%)
Aviva PLC (EUR), EMTN, 6.13%, 07/05/2043 (a)(b)	100,000	157,339
Scottish Widows PLC (GBP), 5.50%, 06/16/2023 (a)	100,000	175,126

		332,465

		1,571,153

UNITED STATES (11.9%)
Chemicals (0.2%)
Monsanto Co.
(USD), 3.38%, 07/15/2024	21,000	21,006
(USD), 4.20%, 07/15/2034	6,000	6,030
(USD), 4.40%, 07/15/2044	17,000	16,965

		44,001

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global Fixed Income Fund

Commercial Banks (1.3%)
Bank of America Corp. (USD), MTN, 5.00%, 01/21/2044	$45,000	$47,274
Goldman Sachs Group, Inc. (USD), MTN, 4.80%, 07/08/2044	120,000	119,579
JPMorgan Chase & Co. (USD), 4.85%, 02/01/2044	45,000	47,014
Wells Fargo & Co. (USD), MTN, 4.10%, 06/03/2026	80,000	80,624

		294,491

Commercial Services & Supplies (0.2%)
ERAC USA Finance LLC (USD), 3.85%, 11/15/2024 (a)	46,000	46,146

Distribution/Wholesale (0.2%)
LKQ Corp. (USD), 4.75%, 05/15/2023	50,000	48,250

Diversified Financial Services (2.5%)
Ford Motor Credit Co. LLC (USD), 1.72%, 12/06/2017	200,000	199,288
HSBC Finance Corp. (USD), 6.68%, 01/15/2021	100,000	119,222
Legg Mason, Inc.
(USD), 3.95%, 07/15/2024	50,000	50,506
(USD), 5.63%, 01/15/2044	20,000	21,909
National Rural Utilities Cooperative Finance Corp. (USD), 4.75%, 04/30/2043 (b)	65,000	64,714
Nationstar Mortgage LLC (USD), 6.50%, 06/01/2022	100,000	97,250

		552,889

Diversified Telecommunication Services (1.1%)
AT&T, Inc. (USD), 4.80%, 06/15/2044	40,000	40,526
CenturyLink, Inc., Series W (USD), 6.75%, 12/01/2023	100,000	108,500
T-Mobile USA, Inc. (USD), 6.84%, 04/28/2023	50,000	53,000
Verizon Communications, Inc. (USD), 6.55%, 09/15/2043	35,000	43,955

		245,981

Electric Utilities (0.7%)
Calpine Corp.
(USD), 5.38%, 01/15/2023	40,000	39,200
(USD), 5.75%, 01/15/2025	75,000	73,312
Ipalco Enterprises, Inc. (USD), 5.00%, 05/01/2018	35,000	36,838

		149,350

Energy Equipment & Services (1.9%)
Energy Transfer Partners LP (USD), 5.20%, 02/01/2022	50,000	55,040
Kinder Morgan Energy Partners LP (USD), 3.50%, 03/01/2021	22,000	22,078
Regency Energy Partners LP/Regency Energy Finance Corp. (USD), 5.75%, 09/01/2020	100,000	104,000
Sabine Pass Liquefaction LLC (USD), 6.25%, 03/15/2022 (a)	200,000	210,500
Williams Partners LP (USD), 3.90%, 01/15/2025	32,000	31,996

		423,614

Insurance (0.2%)
Allstate Corp. (The) (USD), 5.75%, 08/15/2053 (b)	34,000	36,571

Media (0.8%)
Cablevision Systems Corp. (USD), 5.88%, 09/15/2022	120,000	118,200
Comcast Corp. (USD), 6.95%, 08/15/2037	35,000	47,081

		165,281

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global Fixed Income Fund

Oil & Gas Services (0.3%)
FMC Technologies, Inc. (USD), 3.45%, 10/01/2022	$65,000	$64,196

Oil, Gas & Consumable Fuels (0.4%)
Rowan Cos., Inc. (USD), 5.85%, 01/15/2044	40,000	41,587
Sanchez Energy Corp. (USD), 6.13%, 01/15/2023 (a)	53,000	52,868

		94,455

Paper & Forest Products (0.2%)
Georgia-Pacific LLC (USD), 8.00%, 01/15/2024	30,000	40,300

Real Estate Investment Trust (REIT) Funds (1.3%)
Prologis LP (EUR), 3.00%, 06/02/2026	200,000	273,439

Software (0.6%)
Oracle Corp. (USD), 4.50%, 07/08/2044	135,000	135,831

		2,614,795

Total Corporate Bonds		9,736,180

MUNICIPAL BONDS (0.7%)
UNITED STATES (0.7%)
CALIFORNIA (0.1%)
Bay Area Toll Authority Revenue Bonds (Build America Bonds), Series S1 (USD), 6.79%, 04/01/2030	25,000	31,632

GEORGIA (0.3%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/2057	55,000	68,278

ILLINOIS (0.3%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/2040	55,000	63,462

		163,372

Total Municipal Bonds		163,372

GOVERNMENT BONDS (38.5%)
AUSTRALIA (0.5%)
Australia Government Bond, Series 120 (AUD), 6.00%, 02/15/2017	115,000	115,588

CANADA (2.8%)
Canadian Government Bond
(CAD), 4.00%, 06/01/2017	350,000	346,308
Series WL43 (CAD), 5.75%, 06/01/2029	210,000	270,536

		616,844

DENMARK (0.4%)
Denmark Government Bond (DKK), 4.50%, 11/15/2039	300,000	78,903

FINLAND (0.2%)
Finland Government Bond (EUR), 3.50%, 04/15/2021 (a)	30,000	47,252

FRANCE (1.5%)
France Government Bond OAT
(EUR), 3.00%, 04/25/2022	50,000	76,706
(EUR), 4.25%, 10/25/2023	20,000	33,572
(EUR), 5.50%, 04/25/2029	30,000	58,074
(EUR), 4.75%, 04/25/2035	50,000	93,973
(EUR), 4.50%, 04/25/2041	34,000	63,782

		326,107

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global Fixed Income Fund

GERMANY (3.7%)
Bundesobligation (EUR), 1.00%, 02/22/2019	$199,000	$275,184
Bundesrepublik Deutschland
(EUR), 1.50%, 02/15/2023	207,000	289,088
Series 00 (EUR), 5.50%, 01/04/2031	100,000	204,235
Series 07 (EUR), 4.25%, 07/04/2039	20,000	38,311

		806,818

ITALY (5.5%)
Buoni Poliennali Del Tesoro
(EUR), 3.50%, 06/01/2018	280,000	409,540
(EUR), 5.50%, 09/01/2022	238,000	394,097
(EUR), 4.50%, 03/01/2026 (a)	140,000	216,337
(EUR), 5.00%, 09/01/2040 (a)	125,000	200,376

		1,220,350

JAPAN (11.5%)
Japan Government 10 Year Bond, Series 299 (JPY), 1.30%, 03/20/2019	10,000,000	102,396
Japan Government 20 Year Bond
Series 64 (JPY), 1.90%, 09/20/2023	37,400,000	409,741
Series 112 (JPY), 2.10%, 06/20/2029	55,000,000	618,610
Japan Government 30 Year Bond
Series 10 (JPY), 1.10%, 03/20/2033	3,000,000	28,190
(JPY), 2.40%, 03/20/2037	23,000,000	260,627
(JPY), 1.80%, 03/20/2043	25,000,000	250,871
Japan Government 5 Year Bond, Series 105 (JPY), 0.20%, 06/20/2017	40,000,000	390,094
Japanese Government CPI Linked Bond (JPY), 0.10%, 03/10/2024	44,879,900	473,799

		2,534,328

NETHERLANDS (0.3%)
Netherlands Government Bond (EUR), 2.25%, 07/15/2022 (a)	40,000	58,558

POLAND (0.5%)
Poland Government Bond, Series 0415 (PLN), 5.50%, 04/25/2015	310,000	101,515

REPUBLIC OF IRELAND (1.1%)
Ireland Government Bond (EUR), 3.40%, 03/18/2024 (a)	170,000	250,425

SINGAPORE (1.6%)
Singapore Government Bond (SGD), 3.25%, 09/01/2020	400,000	349,015

SPAIN (1.7%)
Spain Government Bond
(EUR), 2.10%, 04/30/2017	140,000	194,909
(EUR), 4.80%, 01/31/2024	40,000	64,020
(EUR), 5.15%, 10/31/2044 (a)	75,000	122,803

		381,732

SWEDEN (1.6%)
Svensk Exportkredit AB (USD), 2.88%, 11/14/2023 (a)(b)	200,000	196,597
Sweden Government Bond, Series 1051 (SEK), 3.75%, 08/12/2017	1,000,000	159,043

		355,640

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global Fixed Income Fund

UNITED KINGDOM (5.6%)
United Kingdom Gilt
(GBP), 5.00%, 09/07/2014 (a)	$300,000	$508,800
(GBP), 2.00%, 01/22/2016 (a)	240,000	412,088
United Kingdom Treasury Gilt
(GBP), 4.25%, 03/07/2036 (a)	60,000	117,309
(GBP), 4.25%, 09/07/2039 (a)	75,000	147,938
(GBP), 4.25%, 12/07/2049 (a)	29,000	59,110

		1,245,245

Total Government Bonds		8,488,320

GOVERNMENT AGENCIES (0.9%)
REPUBLIC OF SOUTH KOREA (0.9%)
Minera y Metalergica del Boleo SA de CV (Korea Resources Corp.) (USD), 2.88%, 05/07/2019 (a)	200,000	201,133

Total Government Agencies		201,133

U.S. AGENCIES (7.2%)
UNITED STATES (7.2%)
Federal Home Loan Mortgage Corp.
Pool # G13774 (USD), 5.50%, 12/01/2020	20,725	22,158
Series 4134, Class WA (USD), 3.50%, 04/15/2038	26,653	27,598
Series 3745, Class GP (USD), 4.00%, 06/15/2039	50,000	53,145
Series 3864, Class AB (USD), 4.00%, 06/15/2039	14,292	15,180
Series 3895, Class AM (USD), 5.00%, 08/15/2039	20,032	22,023
Series 4229, Class MA (USD), 3.50%, 05/15/2041	37,442	39,418
Series 4268, Class BP (USD), 4.25%, 08/15/2042	50,000	54,327
Series 4247, Class AK (USD), 4.50%, 12/15/2042	50,000	54,866
Pool # 2B1384 (USD), 2.47%, 05/01/2043 (b)	18,516	18,513
Pool # G07425 (USD), 4.00%, 06/01/2043	61,692	64,861
Pool # G07626 (USD), 4.00%, 02/01/2044	44,117	46,631
Pool # G07683 (USD), 4.00%, 03/01/2044	49,553	52,101
Pool # 849278 (USD), 3.10%, 04/01/2044 (b)	51,310	53,186
Federal National Mortgage Association
Series 2013-117, Class V (USD), 3.50%, 11/25/2026	14,304	15,065
Pool # AO3007 (USD), 3.50%, 05/01/2027	20,352	21,471
Series 2013-74, Class DG (USD), 3.50%, 03/25/2028	22,431	23,549
Series 2013-90, Class DK (USD), 3.50%, 12/25/2031	42,077	43,962
Pool # AQ4861 (USD), 3.50%, 11/01/2032	45,481	46,852
Series 2013-20, Class DL (USD), 4.00%, 03/25/2033	27,843	29,159
Series 2013-20, Class MC (USD), 4.00%, 03/25/2033	37,290	39,208
Series 2013-31, Class NL (USD), 4.00%, 04/25/2033	32,736	34,358
Series 2013-43, Class MB (USD), 3.50%, 05/25/2033	18,800	19,251
Pool # AV9175 (USD), 4.00%, 03/01/2034	53,735	57,120
Pool # 891386 (USD), 5.50%, 10/01/2035	19,899	22,105
Series 2013-110, Class QH (USD), 3.50%, 02/25/2037	41,658	43,541
Series 2013-74, Class HB (USD), 3.50%, 02/25/2037	41,779	43,769
Pool # 889050 (USD), 6.00%, 05/01/2037	9,706	10,963
Series 2014-9 Class A (USD), 4.00%, 05/25/2037	48,569	51,483
Pool # 995049 (USD), 5.50%, 02/01/2038	8,258	9,203
Pool # 929187 (USD), 5.50%, 03/01/2038	8,169	9,106
Series 2013-103, Class H, CMO (USD), 4.50%, 03/25/2038	42,814	46,479
Pool # 995228 (USD), 6.50%, 11/01/2038	18,740	21,045
Pool # AD0206 (USD), 5.50%, 09/01/2039	21,421	23,946

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global Fixed Income Fund

Series 2013-94, Class HA (USD), 4.00%, 01/25/2040	$62,179	$65,858
Series 2014-36, Class EQ (USD), 4.00%, 06/25/2040	54,239	57,816
Pool # AL0038 (USD), 5.00%, 02/01/2041	48,219	53,228
Pool # AI0108 (USD), 5.00%, 04/01/2041	18,628	20,882
Series 2012-67, Class KA (USD), 3.50%, 05/25/2041	25,298	26,356
Pool # AJ1422 (USD), 5.00%, 09/01/2041	31,355	34,688
Pool # AL0933 (USD), 5.00%, 10/01/2041	17,950	19,837
Series 2013-100, Class MP (USD), 4.50%, 11/25/2041	32,913	35,999
Series 2013-15, Class EP (USD), 3.50%, 08/25/2042	27,308	28,321
Pool # AB6935 (USD), 3.50%, 11/01/2042	17,710	18,124
Series 2013-22, Class JP (USD), 3.50%, 03/25/2043	17,690	18,239
Pool # AT2710 (USD), 2.27%, 06/01/2043 (b)	18,768	18,624
Pool # AS2346 (USD), 4.00%, 05/01/2044	44,669	47,279

		1,580,893

Total U.S. Agencies		1,580,893

U.S. TREASURIES (1.8%)
UNITED STATES (1.8%)
U.S. Treasury Notes
(USD), 0.88%, 06/15/2017	311,500	310,527
(USD), 1.50%, 05/31/2019	50,000	49,433
(USD), 2.75%, 02/15/2024	44,000	44,825

		404,785

Total U.S. Treasuries		404,785

REPURCHASE AGREEMENT (1.6%)
UNITED STATES (1.6%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $357,000 collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $367,575	357,000	357,000

Total Repurchase Agreement		357,000

Total Investments (Cost $21,555,237) (d)—99.2%		21,887,397

Other assets in excess of liabilities—0.8%		181,652

Net Assets—100.0%		$22,069,049

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2014.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	See Notes to Schedule of Investments for tax unrealized appreciation/depreciation of securities.

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global Fixed Income Fund

MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

At July 31, 2014, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-2 year	UBS	(1)	09/30/2014	$(110)
United States Treasury Note 6%-5 year	UBS	(12)	09/30/2014	974
United States Treasury Note 6%-10 year	UBS	2	09/19/2014	594
United States Treasury Note 6%-10 year	UBS	(5)	09/19/2014	(799)
United States Treasury Bond 6%-30 year	UBS	1	09/19/2014	279
United States Treasury Bond 6%-30 year	UBS	(2)	09/19/2014	(1,067)

				$(129)

At July 31, 2014, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
10/16/2014	Barclays Bank	AUD	89,000	USD	83,084	$82,296	$(788)
10/16/2014	Citibank	AUD	18,000	USD	16,815	16,644	(170)
Chinese Renminbi Offshore/United States Dollar
08/28/2014	UBS	CNY	4,012,000	USD	653,154	648,358	(4,796)
Crech Koruna/United States Dollar
10/16/2014	Barclays Bank	CZK	660,000	USD	32,835	31,959	(877)
Euro/United States Dollar
10/16/2014	Barclays Bank	EUR	125,000	USD	170,508	167,421	(3,087)
10/16/2014	Citibank	EUR	329,000	USD	445,228	440,651	(4,577)
Japanese Yen/United States Dollar
10/16/2014	Citibank	JPY	95,012,000	USD	935,252	924,099	(11,153)
Malaysian Ringgit/United States Dollar
08/28/2014	UBS	MYR	140,000	USD	43,364	43,722	358
Mexican Peso/United States Dollar
10/16/2014	Citibank	MXN	1,085,000	USD	83,118	81,648	(1,470)
New Zealand Dollar / Australian Dollar
10/16/2014	JPMorgan Chase	NZD	237,000	AUD	221,433	203,392	(4,848)
Norwegian Krone/United States Dollar
10/16/2014	Citibank	NOK	220,000	USD	35,567	34,906	(661)
South African Rand/United States Dollar
10/16/2014	Citibank	ZAR	631,000	USD	58,129	58,141	12
South Korean Won/United States Dollar
08/28/2014	UBS	KRW	246,840,000	USD	239,569	240,016	447

						$2,973,253	$(31,610)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Global Fixed Income Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/British Pound
10/16/2014	Barclays Bank	USD	972,126	GBP	568,000	$958,366	$13,760
United States Dollar/Canadian Dollar
10/16/2014	Barclays Bank	USD	247,198	CAD	264,000	241,694	5,504
United States Dollar/Euro
10/16/2014	Barclays Bank	USD	62,296	EUR	46,000	61,611	685
10/16/2014	JPMorgan Chase	USD	108,858	EUR	80,000	107,149	1,709
United States Dollar/New Zealand Dollar
10/16/2014	Citibank	USD	178,829	NZD	205,000	172,914	5,915
United States Dollar/Polish Zloty
10/16/2014	Citibank	USD	55,888	PLN	170,000	54,238	1,650
United States Dollar/Singapore Dollar
10/16/2014	Citibank	USD	250,494	SGD	311,000	249,306	1,188
United States Dollar/Swedish Krona
10/16/2014	Citibank	USD	41,175	SEK	280,000	40,579	596
United States Dollar/Swiss Franc
10/16/2014	Barclays Bank	USD	711,815	CHF	634,000	698,025	13,790

						$2,583,882	$44,797

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen High Yield Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (97.1%)
AUSTRIA (0.5%)
Paper & Forest Products (0.5%)
Sappi Papier Holding GmbH (USD), 7.50%, 06/15/2032 (a)	$60,000	$53,250

CANADA (4.2%)
Airlines (1.3%)
Air Canada (USD), 7.75%, 04/15/2021 (a)	130,000	135,200

Chemicals (0.7%)
Kissner Milling Co. Ltd. (USD), 7.25%, 06/01/2019 (a)	75,000	76,688

Lodging (1.0%)
River Cree Enterprises LP (CAD), 11.00%, 01/20/2021 (a)	106,000	105,849

Metals & Mining (0.5%)
First Quantum Minerals Ltd. (USD), 6.75%, 02/15/2020 (a)	50,000	51,000

Oil, Gas & Consumable Fuels (0.7%)
MEG Energy Corp. (USD), 6.38%, 01/30/2023 (a)	75,000	77,063

		445,800

CAYMAN ISLANDS (2.2%)
Computers & Peripherals (0.7%)
Seagate HDD Cayman (USD), 4.75%, 06/01/2023 (a)	80,000	80,800

Oil & Gas Services (1.5%)
Offshore Group Investment Ltd. (USD), 7.13%, 04/01/2023	160,000	158,000

		238,800

JERSEY (1.8%)
Metals & Mining (1.8%)
Consolidated Minerals Ltd. (USD), 8.00%, 05/15/2020 (a)	200,000	191,000

LUXEMBOURG (4.2%)
Cosmetics/Personal Care (1.2%)
Albea Beauty Holdings SA (USD), 8.38%, 11/01/2019 (a)	120,000	129,300

Diversified Telecommunication Services (3.0%)
Intelsat Luxembourg SA (USD), 8.13%, 06/01/2023	105,000	109,200
Wind Acquisition Finance SA (USD), 7.38%, 04/23/2021 (a)	200,000	208,500

		317,700

		447,000

MARSHALL ISLAND (0.5%)
Transportation (0.5%)
Navios Maritime Acquisition Corp. / Navios Acquisition Finance U.S., Inc. (USD), 8.13%, 11/15/2021 (a)	50,000	50,625

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen High Yield Fund

MEXICO (0.7%)
Metals & Mining (0.7%)
Cobre Del Mayo SA de CV (USD), 10.75%, 11/15/2018 (a)	$80,000	$80,600

UNITED STATES (83.0%)
Aerospace & Defense (1.1%)
TransDigm, Inc.
(USD), 6.00%, 07/15/2022 (a)	20,000	20,100
(USD), 6.50%, 07/15/2024 (a)	95,000	95,950

		116,050

Apparel (1.5%)
Quiksilver, Inc. / QS Wholesale, Inc. (USD), 10.00%, 08/01/2020	185,000	158,175

Auto Parts & Equipment (1.7%)
Affinia Group, Inc. (USD), 7.75%, 05/01/2021	50,000	51,500
Dana Holding Corp. (USD), 6.00%, 09/15/2023	120,000	125,100

		176,600

Building Materials (1.0%)
Hardwoods Acquisition, Inc. (USD), 7.50%, 08/01/2021 (a)	75,000	76,313
Masco Corp. (USD), 6.50%, 08/15/2032	30,000	31,725

		108,038

Chemicals (2.4%)
Axiall Corp. (USD), 4.88%, 05/15/2023	90,000	87,750
Tronox Finance LLC (USD), 6.38%, 08/15/2020	165,000	166,650

		254,400

Coal (5.7%)
Alpha Natural Resources, Inc.
(USD), 3.75%, 12/15/2017	120,000	101,550
(USD), 6.25%, 06/01/2021	200,000	130,000
Arch Coal, Inc. (USD), 7.25%, 06/15/2021	250,000	162,500
CONSOL Energy, Inc. (USD), 5.88%, 04/15/2022 (a)	75,000	75,844
Peabody Energy Corp. (USD), 6.25%, 11/15/2021	150,000	142,125

		612,019

Commercial Services & Supplies (2.4%)
Iron Mountain, Inc. (USD), 5.75%, 08/15/2024	80,000	80,000
Light Tower Rentals, Inc. (USD), 8.13%, 08/01/2019 (a)	50,000	50,875
Mustang Merger Corp. (USD), 8.50%, 08/15/2021 (a)	120,000	129,000

		259,875

Distribution/Wholesale (1.0%)
LKQ Corp. (USD), 4.75%, 05/15/2023	115,000	110,975

Diversified Financial Services (2.1%)
Nationstar Mortgage LLC (USD), 6.50%, 06/01/2022	235,000	228,537

Diversified Telecommunication Services (10.2%)
Alaska Communications Systems Group, Inc. (USD), 6.25%, 05/01/2018	100,000	80,312
CenturyLink, Inc., Series W (USD), 6.75%, 12/01/2023	110,000	119,350
Cincinnati Bell, Inc. (USD), 8.38%, 10/15/2020	142,000	154,070
Level 3 Escrow II, Inc. (USD), 5.38%, 08/15/2022 (a)	50,000	49,063
Qwest Corp. (USD), 6.88%, 09/15/2033	65,000	65,569
Sprint Communications, Inc. (USD), 11.50%, 11/15/2021	246,000	325,335
T-Mobile USA, Inc. (USD), 6.84%, 04/28/2023	130,000	137,800
Windstream Corp. (USD), 6.38%, 08/01/2023	160,000	158,000

		1,089,499

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen High Yield Fund

Electric Utilities (4.4%)
AES Corp. (USD), 4.88%, 05/15/2023	$90,000	$84,825
Calpine Corp.
(USD), 5.38%, 01/15/2023	20,000	19,600
(USD), 7.88%, 01/15/2023 (a)	45,000	48,712
(USD), 5.75%, 01/15/2025	40,000	39,100
GenOn Energy, Inc. (USD), 9.88%, 10/15/2020	105,000	109,725
NRG Energy, Inc. (USD), 6.25%, 05/01/2024 (a)	165,000	165,000

		466,962

Electrical Components & Equipment (0.8%)
Belden, Inc. (USD), 5.25%, 07/15/2024 (a)	80,000	79,800

Energy Equipment & Services (2.2%)
Regency Energy Partners LP / Regency Energy Finance Corp. (USD), 4.50%, 11/01/2023	85,000	80,962
Sabine Pass Liquefaction LLC (USD), 5.63%, 04/15/2023	155,000	157,325

		238,287

Entertainment (2.4%)
Greektown Holdings LLC/Greektown Mothership Corp. (USD), 8.88%, 03/15/2019 (a)	85,000	84,575
Penn National Gaming, Inc. (USD), 5.88%, 11/01/2021	120,000	111,900
Pinnacle Entertainment, Inc. (USD), 6.38%, 08/01/2021	60,000	61,800

		258,275

Healthcare Providers & Services (4.6%)
CHS/Community Health Systems, Inc. (USD), 6.88%, 02/01/2022 (a)	80,000	81,800
HCA, Inc. (USD), 4.75%, 05/01/2023	215,000	212,312
Tenet Healthcare Corp. (USD), 8.13%, 04/01/2022	175,000	195,563

		489,675

Home Builders (2.0%)
KB Home (USD), 7.00%, 12/15/2021	145,000	155,875
Meritage Homes Corp. (USD), 7.00%, 04/01/2022	50,000	54,625

		210,500

Information Technology Services (0.7%)
SunGard Data Systems, Inc. (USD), 6.63%, 11/01/2019	75,000	76,875

Insurance (1.0%)
American Equity Investment Life Holding Co. (USD), 6.63%, 07/15/2021	100,000	106,500

Iron/Steel (0.9%)
Steel Dynamics, Inc. (USD), 5.25%, 04/15/2023	95,000	95,713

Lodging (1.2%)
MGM Resorts International (USD), 6.63%, 12/15/2021	115,000	124,344

Machinery-Diversified (0.9%)
Gardner Denver, Inc. (USD), 6.88%, 08/15/2021 (a)	100,000	100,750

Media (6.2%)
Cablevision Systems Corp. (USD), 5.88%, 09/15/2022	160,000	157,600
CCO Holdings LLC / CCO Holdings Capital Corp. (USD), 5.75%, 01/15/2024	180,000	179,100
Mediacom Broadband LLC / Mediacom Broadband Corp. (USD), 6.38%, 04/01/2023	155,000	159,650
Sinclair Television Group, Inc. (USD), 5.63%, 08/01/2024 (a)	10,000	9,862
WideOpenWest Finance LLC / WideOpenWest Capital Corp. (USD), 13.38%, 10/15/2019	130,000	150,150

		656,362

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen High Yield Fund

Metals & Mining (1.3%)
American Gilsonite Co. (USD), 11.50%, 09/01/2017 (a)	$55,000	$59,881
Compass Minerals International, Inc. (USD), 4.88%, 07/15/2024 (a)	80,000	78,400

		138,281

Miscellaneous Manufacturing (2.0%)
CBC Ammo LLC / CBC FinCo, Inc. (USD), 7.25%, 11/15/2021 (a)	130,000	130,650
Park-Ohio Industries, Inc. (USD), 8.13%, 04/01/2021	70,000	76,825

		207,475

Oil & Gas Services (1.0%)
Forbes Energy Services Ltd. (USD), 9.00%, 06/15/2019	105,000	106,575

Oil, Gas & Consumable Fuels (13.5%)
Approach Resources, Inc. (USD), 7.00%, 06/15/2021	95,000	98,562
Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp. (USD), 9.25%, 08/15/2021	115,000	123,912
CITGO Petroleum Corp. (USD), 6.25%, 08/15/2022 (a)	120,000	123,600
Comstock Resources, Inc. (USD), 9.50%, 06/15/2020	80,000	89,400
EXCO Resources, Inc.
(USD), 7.50%, 09/15/2018	35,000	34,213
(USD), 8.50%, 04/15/2022	70,000	70,350
Halcon Resources Corp. (USD), 9.25%, 02/15/2022	90,000	94,612
Hercules Offshore, Inc.
(USD), 7.50%, 10/01/2021 (a)	135,000	127,912
(USD), 6.75%, 04/01/2022 (a)	60,000	54,000
Hilcorp Energy I LP / Hilcorp Finance Co. (USD), 5.00%, 12/01/2024 (a)	20,000	19,750
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC (USD), 9.25%, 06/01/2021	105,000	108,412
PBF Holding Co. LLC / PBF Finance Corp. (USD), 8.25%, 02/15/2020	55,000	58,988
Rex Energy Corp. (USD), 8.88%, 12/01/2020	115,000	125,350
Rosetta Resources, Inc. (USD), 5.88%, 06/01/2024	70,000	71,400
Sanchez Energy Corp. (USD), 6.13%, 01/15/2023 (a)	75,000	74,813
SandRidge Energy, Inc. (USD), 7.50%, 02/15/2023	75,000	78,188
Seventy Seven Energy, Inc. (USD), 6.50%, 07/15/2022 (a)	85,000	85,425
Thunderbird Resources Equity, Inc. (USD), 9.00%, 03/02/2018 (b)(c)	367,000	3,670

		1,442,557

Packaging & Containers (1.5%)
Paperworks Industries, Inc. (USD), 9.50%, 08/15/2019 (a)	65,000	65,813
Sealed Air Corp. (USD), 5.25%, 04/01/2023 (a)	90,000	88,650

		154,463

Real Estate (2.0%)
AAF Holdings LLC/AAF Finance Co., PIK (USD), 12.00%, 07/01/2019 (a)	120,000	122,700
CBRE Services, Inc. (USD), 5.00%, 03/15/2023	90,000	89,550

		212,250

Real Estate Investment Trust (REIT) Funds (1.2%)
Corrections Corp. of America (USD), 4.63%, 05/01/2023	135,000	129,938

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen High Yield Fund

Retail (3.9%)
Gymboree Corp. (The) (USD), 9.13%, 12/01/2018	$115,000	$69,000
Neiman Marcus Group Ltd., LLC, PIK (USD), 8.75%, 10/15/2021 (a)	80,000	85,400
NPC International, Inc. (USD), 10.50%, 01/15/2020	100,000	111,000
PF Change’s Chaina Bistro, Inc. (USD), 10.25%, 06/30/2020 (a)	150,000	152,250

		417,650

Trucking & Leasing (0.2%)
Jurassic Holdings III, Inc. (USD), 6.88%, 02/15/2021 (a)	25,000	24,875

		8,852,275

Total Corporate Bonds		10,359,350

Total Investments (Cost $10,721,131) (d)—97.1%		10,359,350

Other assets in excess of liabilities—2.9%		307,628

Net Assets—100.0%		$10,666,978

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.03% of net assets as of July 31, 2014.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

CAD	Canadian Dollar
EUR	Euro Currency
PIK	Payment In Kind
USD	U.S. Dollar

At July 31, 2014, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
Euro/United States Dollar
10/16/2014	Deutsche Bank	EUR	110,000	USD	148,175	$147,330	$(845)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/Canadian Dollar
10/16/2014	HSBC	USD	103,831	CAD	111,000	$101,622	$2,209
United States Dollar/Euro
10/16/2014	HSBC	USD	149,758	EUR	110,000	147,330	2,428

						$248,952	$4,637

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (98.0%)
Alaska (1.2%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/2021	$1,000,000	$1,178,190

California (14.1%)
Brea Redevelopment Agency Tax Allocation Refunding Bonds, Series A, 0.00%, 08/01/2025(a)	1,000,000	590,110
California Educational Facilities Authority Revenue Bonds (California Institute of Technology), 5.00%, 11/01/2039	1,000,000	1,090,670
Chula Vista Industrial Development Revenue (San Diego Gas & Electric), Series A, 1.65%, 07/01/2018	500,000	503,295
Foothill-Eastern Transportation Corridor Agency, Series B2, 5.00%, 01/15/2053(b)	1,000,000	1,103,830
Los Angeles Community College District General Obligation Unlimited Bonds, Series A, 5.50%, 08/01/2025	1,000,000	1,185,230
M-S-R Energy Authority Gas Revenue Bonds, Series B, 6.13%, 11/01/2029	500,000	627,530
M-S-R Energy Authority Revenue Bonds, Series A, 6.50%, 11/01/2039	500,000	655,360
Rancho Cucamonga Redevelopment Agency Tax Allocation Bonds (Rancho Redevelopment Project), 5.38%, 09/01/2025	500,000	500,660
San Francisco City & County Public Utilities Commission Revenue Bonds, Series F, 5.00%, 11/01/2024	300,000	350,232
Santa Clara Unified School District General Obligation Unlimited Bonds, 5.00%, 07/01/2026	465,000	524,989
State of California General Obligation Unlimited Bonds
Series A, 5.00%, 07/01/2022	1,100,000	1,195,513
5.00%, 03/01/2026	2,000,000	2,135,080
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/2029	1,000,000	1,091,970
University of California Revenue Bonds, Series Q, 5.25%, 05/15/2029	2,320,000	2,592,229

		14,146,698

Colorado (1.0%)
Colorado Health Facilities Authority Revenue Bonds (Evangelical Lutheran Good Samaritan Society), 5.00%, 12/01/2042	1,000,000	1,037,270

Florida (3.3%)
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	984,090
CityPlace Community Development District, Special Assessment & Revenue Refunding Bonds, 5.00%, 05/01/2019	1,000,000	1,112,030
Escambia County, Solid Waste Disposal Revenue Bonds (Gulf Power Company Project), 1.35%, 04/01/2039(b)	1,165,000	1,168,239

		3,264,359

Georgia (4.7%)
Appling County Development Authority Revenue Bonds (Oglethorpe Power Corporation Project), Series A, 2.40%, 01/01/2038(b)	1,000,000	1,002,620
Burke County Development Authority Revenue Bonds (Georgia Power Company Plant Vogtle Project), 1.75%, 12/01/2049(b)	1,000,000	1,020,530
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/2021	500,000	579,375
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/2028	100,000	113,513
Municipal Electric Authority of Georgia Revenue Bonds
Prerefunded, Series V, 6.60%, 01/01/2018	20,000	20,519
Prerefunded/Escrowed to Maturity, Series V, 6.60%, 01/01/2018	460,000	512,201
Unrefunded, Series V, 6.60%, 01/01/2018	1,375,000	1,463,151

		4,711,909

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Tax-Free Income Fund

Illinois (1.1%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	$500,000	$546,010
Illinois State Toll Highway Authority Revenue Bonds, Prerefunded, Sr. Priority, Series A-2, 5.00%, 01/01/2027	500,000	544,115

		1,090,125

Indiana (1.4%)
Indiana Toll Road Commission Revenue Bonds, Prerefunded/Escrowed to Maturity, 9.00%, 01/01/2015	1,355,000	1,403,306

Kentucky (1.1%)
County of Carroll Pollution Control Revenue Bonds (Utilities Company Project), Series C, 0.12%, 10/01/2032(b)	1,200,000	1,109,034

Louisiana (3.0%)
East Baton Rouge Parish Sales Tax Revenue Bonds (Road & Street Improvement), 5.00%, 08/01/2024	540,000	610,254
Saint Charles Parish Revenue Bonds (Valero Energy Corp.), 4.00%, 12/01/2040(b)	1,250,000	1,333,838
Saint John The Baptist Parish Revenue Bonds (Marathon Oil), Series A, 5.13%, 06/01/2037	1,000,000	1,046,820

		2,990,912

Massachusetts (5.8%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series D
5.50%, 10/01/2016	1,000,000	1,110,260
5.50%, 10/01/2018	2,000,000	2,364,520
5.50%, 08/01/2019	1,000,000	1,202,250
Massachusetts Development Finance Agency Revenue Bonds (Boston Medical Center), Series C, 5.00%, 07/01/2017	1,000,000	1,095,660

		5,772,690

Michigan (1.1%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/2020	900,000	1,051,344

Minnesota (0.6%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/2029	500,000	573,800

Nebraska (0.8%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	840,360

New Hampshire (3.4%)
New Hampshire Business Finance Authority Pollution Control Refunding Revenue Bonds (United Illuminating Company Project), Series A, 0.31%, 10/01/2033(b)	1,230,000	1,108,396
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College), 5.25%, 06/01/2039	1,000,000	1,128,530
New Hampshire Health & Education Facilities Authority Revenue Bonds (University Systems), Series A, 5.00%, 07/01/2023	1,000,000	1,119,620

		3,356,546

New Jersey (3.6%)
New Jersey Economic Development Authority Revenue Bonds (School Facilities Conservation), Series BB, 5.25%, 09/01/2024	2,000,000	2,234,160
New Jersey State Turnpike Authority Revenue Bonds, Prerefunded/Escrowed to Maturity, Series C, 6.50%, 01/01/2016	275,000	283,698
New Jersey Transportation Trust Fund Authority Revenue Bonds (Transportation System), Series A, 5.75%, 06/15/2017	1,000,000	1,130,600

		3,648,458

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Tax-Free Income Fund

New York (7.5%)
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	$1,000,000	$1,085,350
New York State Dormitory Authority Revenue Bonds (State University Dormitory Facilities), Series A, 5.00%, 07/01/2039	2,500,000	2,683,925
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,418,367
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/2027	1,000,000	1,133,460
Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/2030	1,000,000	1,157,820

		7,478,922

North Dakota (1.0%)
City of Grand Forks, Health Care System Revenue Bonds (Altru Health System Obligated Group), 4.50%, 12/01/2032	1,000,000	1,014,910

Ohio (1.4%)
Jobs Ohio Beverage System Revenue Bonds, Series A, 5.00%, 01/01/2018	500,000	563,565
Ohio Air Quality Development Authority Revenue Bonds, Prerefunded, Series A, 5.75%, 06/01/2033(b)	800,000	858,768

		1,422,333

Pennsylvania (6.8%)
Pennsylvania Beaver County Industrial Development Authority Revenue Bonds, 3.50%, 04/01/2041(b)	1,000,000	1,011,010
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/2019	800,000	943,112
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	4,100,000	4,887,036

		6,841,158

Puerto Rico (1.8%)
Puerto Rico Sales Tax Financing Corp. Revenue Bonds
Series C, 5.00%, 08/01/2022	750,000	669,053
Series A, 0.00%, 08/01/2054(a)	15,875,000	1,129,347

		1,798,400

South Carolina (0.4%)
University of South Carolina Revenue Bonds, Series A, 5.00%, 06/01/2030	350,000	381,430

Tennessee (0.6%)
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	575,470

Texas (25.1%)
City of Houston General Obligation Limited Bonds (Public Improvement), Series A, 5.00%, 03/01/2030	1,575,000	1,774,568
Dallas Area Rapid Transit Revenue Bonds, 5.00%, 12/01/2036	1,250,000	1,342,025
Dallas/Fort Worth International Airport, Joint Revenue Refunding Bonds, Series B, 5.00%, 11/01/2020	1,000,000	1,191,270
Fort Bend Independent School District General Obligation Unlimited Bonds, Prerefunded/Escrowed to Maturity, 5.00%, 02/15/2018	2,300,000	2,640,561
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	5,325,000	6,682,715
Lower Colorado River Authority Revenue Bonds, Prerefunded/Escrowed to Maturity, Series B, 6.00%, 01/01/2017	1,245,000	1,393,217
Matagorda County Navigation District No. 1 Revenue Bond, Series B-1, 4.00%, 06/01/2030	1,000,000	990,690

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Tax-Free Income Fund

SA Energy Acquisition Public Facility Corp. Revenue Bonds (Gas Supply), 5.25%, 08/01/2016	$500,000	$534,870
State of Texas General Obligation Unlimited Bonds (Transportation Commission)
Prerefunded, 5.00%, 04/01/2020	95,000	106,209
Unrefunded, 5.00%, 04/01/2020	2,405,000	2,674,577
State of Texas General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/2018	1,050,000	1,227,219
State of Texas Transportation Commission Revenue Bonds, 5.00%, 04/01/2027	1,500,000	1,659,330
Texas A&M University Revenue Bonds (Financing System), Series A, 5.00%, 05/15/2025	1,065,000	1,217,178
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	500,000	606,115
University of North Texas Revenue Bonds (Financing System), Series A, 5.00%, 04/15/2028	1,000,000	1,114,750

		25,155,294

Washington (6.7%)
City of Seattle Municipal Light and Power Revenue Bonds, Unrefunded, (AGM), 4.50%, 08/01/2019	875,000	877,607
City of Seattle Water System Revenue Bonds, 5.00%, 02/01/2026	1,000,000	1,102,030
County of King General Obligation Limited Bonds, 5.00%, 01/01/2025	2,000,000	2,241,440
State of Washington General Obligation Unlimited Bonds
Series R-2010A, 5.00%, 01/01/2022	2,000,000	2,308,400
Series C, 5.00%, 01/01/2026	200,000	228,236

		6,757,713

Wisconsin (0.5%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Aurora Health Care), Series A, 5.00%, 07/15/2028	500,000	539,475

Total Municipal Bonds		98,140,106

REPURCHASE AGREEMENT (1.1%)
United States (1.1%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $1,120,000, collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $1,147,088	1,120,000	1,120,000

Total Repurchase Agreement		1,120,000

Total Investments (Cost $91,455,637) (c)—99.1%		99,260,106

Other assets in excess of liabilities—0.9%		866,657

Net Assets—100.0%		$100,126,763

(a)	Issued with a zero coupon.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2014.
(c)	See Notes to Schedule of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (7.5%)
AUSTRALIA (2.0%)
SMART Trust
Series 2011-2USA, Class A4A (USD), 2.31%, 04/14/2017 (a)	$167,953	$169,564
Series 2012-4U.S., Class A4A (USD), 1.25%, 08/14/2018	54,000	53,943
Series 2012-4US, Class A3B (USD), 0.70%, 03/14/2017 (b)	34,000	34,072

		257,579

UNITED STATES (5.5%)
Ally Master Owner Trust, Series 2010-2, Class A (USD), 4.25%, 04/15/2017 (a)	250,000	254,968
Chesapeake Funding LLC, Series 2011-2A, Class A (USD), 1.41%, 04/07/2024 (a)(b)	138,327	139,588
GE Equipment Transportation LLC, Series 2012-1, Class A4 (USD), 1.23%, 01/22/2020	135,000	135,480
Navistar Financial Dealer Note Master Trust, Series 2013-1, Class A (USD), 0.83%, 01/25/2018 (a)(b)	100,000	100,109
Santander Drive Auto Receivables Trust, Series 2011-1, Class D (USD), 4.01%, 02/15/2017	65,000	66,867

		697,012

Total Asset-Backed Securities		954,591

CORPORATE BONDS (76.8%)
AUSTRALIA (2.0%)
Commercial Banks (0.8%)
Westpac Banking Corp. (USD), 0.66%, 11/25/2016 (b)	100,000	100,320

Metals & Mining (1.2%)
BHP Billiton Finance USA Ltd. (USD), 1.00%, 02/24/2015	150,000	150,597

		250,917

BELGIUM (1.2%)
Beverages (1.2%)
Anheuser-Busch InBev Finance, Inc. (USD), 0.43%, 01/27/2017 (b)	150,000	150,185

CANADA (6.6%)
Commercial Banks (3.7%)
Bank of Montreal (USD), MTN, 0.75%, 07/15/2016 (b)	100,000	100,626
Bank of Nova Scotia (USD), 0.75%, 07/15/2016 (b)	125,000	125,733
Royal Bank of Canada (USD), GMTN, 0.56%, 01/23/2017 (b)	150,000	150,405
Toronto-Dominion Bank (The) (USD), GMTN, 0.69%, 09/09/2016 (b)	100,000	100,544

		477,308

Electric Utilities (0.3%)
TransAlta Corp. (USD), 1.90%, 06/03/2017	35,000	35,034

Energy Equipment & Services (1.4%)
TransCanada PipeLines Ltd. (USD), 0.88%, 03/02/2015	175,000	175,507

Oil, Gas & Consumable Fuels (1.2%)
Total Capital Canada Ltd. (USD), 0.61%, 01/15/2016 (b)	150,000	150,753

		838,602

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

GERMANY (1.2%)
Auto Manufacturers (1.2%)
Daimler Finance North America LLC (USD), 1.45%, 08/01/2016 (a)	$150,000	$151,420

JAPAN (1.2%)
Diversified Financial Services (1.2%)
Toyota Motor Credit Corp. (USD), MTN, 1.00%, 02/17/2015	150,000	150,616

NETHERLANDS (4.4%)
Commercial Banks (3.2%)
ABN AMRO Bank NV (USD), 1.04%, 10/28/2016 (a)(b)	200,000	201,752
ING Bank NV (USD), 1.18%, 03/07/2016 (a)(b)	200,000	201,745

		403,497

Oil, Gas & Consumable Fuels (1.2%)
Shell International Finance BV (USD), 0.43%, 11/15/2016 (b)	150,000	150,340

		553,837

SWITZERLAND (0.6%)
Metals & Mining (0.6%)
Glencore Funding LLC (USD), 1.70%, 05/27/2016 (a)	75,000	75,524

UNITED KINGDOM (7.2%)
Commercial Banks (2.6%)
Abbey National Treasury Services PLC (USD), 4.00%, 04/27/2016	140,000	147,501
Barclays Bank PLC (USD), 2.75%, 02/23/2015	100,000	101,305
Royal Bank of Scotland Group PLC (USD), 2.55%, 09/18/2015	85,000	86,608

		335,414

Food Products (1.4%)
TESCO PLC (USD), 2.00%, 12/05/2014 (a)	175,000	175,927

Metals & Mining (1.2%)
Rio Tinto Finance USA PLC (USD), 1.13%, 03/20/2015	150,000	150,689

Oil, Gas & Consumable Fuels (1.2%)
BP Capital Markets PLC (USD), 0.64%, 11/07/2016 (b)	150,000	150,673

Pharmaceutical (0.8%)
GlaxoSmithKline Capital, Inc. (USD), 0.70%, 03/18/2016	100,000	100,276

		912,979

UNITED STATES (52.4%)
Aerospace & Defense (2.0%)
L-3 Communications Corp. (USD), 1.50%, 05/28/2017	100,000	99,605
Rockwell Collins, Inc. (USD), 0.58%, 12/15/2016 (b)	150,000	150,352

		249,957

Commercial Banks (7.1%)
Bank of America Corp. (USD), 1.50%, 10/09/2015	150,000	151,302
Capital One Financial Corp. (USD), 1.00%, 11/06/2015	100,000	100,288
Citigroup, Inc.
(USD), 5.00%, 09/15/2014	45,000	45,228
(USD), 1.30%, 11/15/2016	100,000	100,093
HSBC USA, Inc. (USD), 2.38%, 02/13/2015	100,000	101,074
JPMorgan Chase & Co. (USD), GMTN, 0.85%, 02/26/2016 (b)	150,000	150,795
Morgan Stanley (USD), 1.48%, 02/25/2016 (b)	100,000	101,473
Wells Fargo & Co. (USD), MTN, 0.53%, 06/02/2017 (b)	150,000	150,041

		900,294

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Commercial Services & Supplies (1.3%)
ERAC USA Finance LLC (USD), 1.40%, 04/15/2016 (a)	$159,000	$159,950

Diversified Financial Services (10.0%)
American Express Credit Corp. (USD), 1.30%, 07/29/2016	100,000	100,749
BlackRock, Inc. (USD), 1.38%, 06/01/2015	150,000	151,266
Ford Motor Credit Co. LLC (USD), 1.47%, 05/09/2016 (b)	200,000	202,799
General Electric Capital Corp. (USD), GMTN, 0.88%, 07/12/2016 (b)	150,000	151,309
HSBC Finance Corp. (USD), 5.00%, 06/30/2015	90,000	93,630
International Lease Finance Corp. (USD), 6.50%, 09/01/2014 (a)	115,000	115,288
John Deere Capital Corp., Series FIX (USD), 1.05%, 10/11/2016	150,000	150,604
PACCAR Financial Corp. (USD), MTN, 0.80%, 02/08/2016	150,000	150,454
Santander Holdings USA, Inc. (USD), 3.00%, 09/24/2015	149,000	152,736

		1,268,835

Diversified Telecommunication Services (1.0%)
Verizon Communications, Inc. (USD), 1.76%, 09/15/2016 (b)	125,000	128,304

Electric Utilities (9.1%)
Dayton Power & Light Co. (The) (USD), 1.88%, 09/15/2016	35,000	35,531
Dominion Gas Holdings LLC (USD), 1.05%, 11/01/2016 (a)	120,000	119,714
Dominion Resources, Inc. (USD), 1.25%, 03/15/2017	125,000	124,874
Duke Energy Corp. (USD), 0.61%, 04/03/2017 (b)	100,000	100,289
Duke Energy Indiana, Inc. (USD), 0.58%, 07/11/2016 (b)	130,000	130,458
Entergy Louisiana LLC (USD), 1.88%, 12/15/2014	150,000	150,805
Georgia Power Co. (USD), 0.63%, 11/15/2015	160,000	160,054
Oncor Electric Delivery Co. LLC (USD), 6.38%, 01/15/2015	130,000	133,331
Public Service Electric & Gas Co., Series G, (USD), MTN, 0.85%, 08/15/2014	200,000	200,044

		1,155,100

Electronics (1.2%)
Thermo Fisher Scientific, Inc. (USD), 1.30%, 02/01/2017	145,000	144,879

Energy Equipment & Services (0.8%)
Energy Transfer Partners LP (USD), 5.95%, 02/01/2015	100,000	102,588

Food Products (0.8%)
WM Wrigley Jr Co. (USD), 1.40%, 10/21/2016 (a)	100,000	100,554

Gas Utilities (0.8%)
CenterPoint Energy, Inc., Series B (USD), 6.85%, 06/01/2015	100,000	104,934

Healthcare Providers & Services (1.1%)
Ventas Realty LP (USD), 1.25%, 04/17/2017	145,000	144,562

Insurance (5.5%)
Berkshire Hathaway Finance Corp. (USD), 0.95%, 08/15/2016	150,000	150,457
CNA Financial Corp. (USD), 5.85%, 12/15/2014	143,000	145,854
New York Life Global Funding (USD), 1.13%, 03/01/2017 (a)	100,000	99,905
Principal Life Global Funding II (USD), 1.00%, 12/11/2015 (a)	150,000	150,789
Transatlantic Holdings, Inc. (USD), 5.75%, 12/14/2015	140,000	148,833

		695,838

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Media (4.0%)
COX Communications, Inc. (USD), 5.45%, 12/15/2014	$150,000	$152,644
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. (USD), 3.55%, 03/15/2015	200,000	203,819
NBCUniversal Enterprise, Inc. (USD), 0.77%, 04/15/2016 (a)(b)	150,000	150,761

		507,224

Oil, Gas & Consumable Fuels (1.4%)
Devon Energy Corp. (USD), 0.77%, 12/15/2016 (b)	100,000	100,446
Transocean, Inc. (USD), 5.05%, 12/15/2016	70,000	75,762

		176,208

Pharmaceutical (3.5%)
AbbVie, Inc. (USD), 1.20%, 11/06/2015	100,000	100,525
Express Scripts Holding Co. (USD), 2.75%, 11/21/2014	175,000	176,287
McKesson Corp. (USD), 0.63%, 09/10/2015 (b)	100,000	100,175
Mylan, Inc. (USD), 1.80%, 06/24/2016	65,000	65,812

		442,799

Retail (0.8%)
CVS Caremark Corp. (USD), 1.20%, 12/05/2016	100,000	100,522

Software (0.8%)
Oracle Corp. (USD), 0.43%, 07/07/2017 (b)	100,000	100,115

Transportation (1.2%)
CSX Corp. (USD), 6.25%, 04/01/2015	150,000	155,582

		6,638,245

Total Corporate Bonds		9,722,325

U.S. AGENCIES (13.9%)
UNITED STATES (13.9%)
Federal Home Loan Mortgage Corp.
(USD), 0.00%, 10/20/2014 (c)	360,000	359,956
(USD), 0.00%, 11/17/2014 (c)	460,000	459,890
(USD), 0.00%, 12/15/2014 (c)	300,000	299,909
Federal National Mortgage Association
(USD), 0.00%, 10/01/2014 (c)	342,000	341,968
(USD), 0.12%, 02/27/2015 (b)	300,000	300,047

		1,761,770

Total U.S. Agencies		1,761,770

U.S. TREASURIES (0.6%)
UNITED STATES (0.6%)
U.S. Treasury Notes
(USD), 2.13%, 05/31/2015	50,000	50,830
(USD), 0.88%, 06/15/2017	20,000	19,938

		70,768

Total U.S. Treasuries		70,768

Total Investments (Cost $12,477,024) (d)—98.8%		12,509,454

Other assets in excess of liabilities—1.2%		147,496

Net Assets—100.0%		$12,656,950

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2014.
(c)	Issued with a zero coupon.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

GMTN	Global Medium Term Note
MTN	Medium Term Note
USD	U.S. Dollar

At July 31, 2014, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation
90 Day Eurodollar Time Deposit	UBS	(4)	12/19/2016	$540
United States Treasury Note 6%-2 year	UBS	(6)	09/30/2014	17

				$557

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Diversified Alternatives Fund

	Shares or Principal Amount	Value (US$)
MUTUAL FUNDS (75.9%)
Alternative Investment (56.3%)
Aberdeen Equity Long-Short Fund, Institutional Class (a)(b)	405,983	$5,009,834
AQR Managed Futures Strategy Fund, Class I (b)	418,629	4,186,291
Arbitrage Event Driven Fund, Institutional Class	993,999	10,307,774
Gotham Absolute Return Fund, Institutional Class (b)	686,904	9,307,552
Parametric Absolute Return Fund, Institutional Class (b)	168,956	1,649,007
Robeco Boston Partners Long/Short Research Fund, Institutional Class (b)	683,954	10,177,231
Whitebox Tactical Opportunities Fund (b)	599,193	7,753,558

		48,391,247

Equity Fund (7.9%)
Tortoise MLP & Pipeline Fund, Institutional Class	367,105	6,769,419

Fixed Income Funds (11.7%)
Aberdeen Global High Income Fund, Class I (a)	331,193	3,361,613
Eaton Vance Floating-Rate Fund, Class I	352,820	3,217,714
Nuveen Preferred Securities Fund, Institutional Class	200,098	3,499,707

		10,079,034

Total Mutual Funds		65,239,700

EXCHANGE TRADED FUNDS (19.6%)
Equity Funds (12.8%)
db X-trackers MSCI Japan Hedged Equity Fund	135,439	5,027,496
First Trust Health Care AlphaDEX Fund (b)	111,857	5,946,318

		10,973,814

Real Estate Investment Trust (REIT) Funds (6.8%)
iShares Cohen & Steers REIT ETF	38,086	3,346,236
SPDR Dow Jones International Real Estate Fund	57,159	2,513,853

		5,860,089

Total Exchange Traded Funds		16,833,903

REPURCHASE AGREEMENT (3.3%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $2,869,000, collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $2,927,925	$2,869,000	2,869,000

Total Repurchase Agreement		2,869,000

Total Investments (Cost $81,577,912) (c)—98.8%		84,942,603

Other assets in excess of liabilities—1.2%		998,595

Net Assets—100.0%		$85,941,198

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ETF	Exchange-Traded Fund

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Diversified Income Fund

	Shares or Principal Amount	Value (US$)
MUTUAL FUNDS (61.0%)
Equity Funds (8.5%)
Aberdeen Emerging Markets Fund, Institutional Class (a)	58,008	$900,274
Aberdeen International Equity Fund, Institutional Class (a)	82,738	1,330,432

		2,230,706

Fixed Income Funds (52.5%)
Aberdeen Core Fixed Income Fund, Institutional Class (a)	144,434	1,569,994
Aberdeen Emerging Markets Debt Local Currency Fund, Institutional Class (a)	116,058	1,057,287
Aberdeen High Yield Fund, Institutional Class (a)	271,749	2,592,489
Eaton Vance Floating-Rate Fund, Class I	352,563	3,215,377
Nuveen Preferred Securities Fund, Institutional Class	199,900	3,496,244
Oppenheimer International Bond Fund, Class Y	299,897	1,841,370

		13,772,761

Total Mutual Funds		16,003,467

EXCHANGE TRADED FUNDS (37.0%)
Equity Funds (26.7%)
ETRACS Alerian MLP Infrastructure Index ETN	46,484	1,976,035
iShares Core S&P 500 ETF	9,566	1,858,195
iShares Global Healthcare ETF	11,561	1,079,451
iShares Global Infrastructure ETF	30,332	1,309,736
iShares Russell Midcap ETF	5,031	789,364

		7,012,781

Real Estate Investment Trust (REIT) Funds (10.3%)
iShares Cohen & Steers REIT ETF	18,206	1,599,579
SPDR Dow Jones International Real Estate Fund	25,334	1,114,189

		2,713,768

Total Exchange Traded Funds		9,726,549

REPURCHASE AGREEMENT (1.9%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $502,000 collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $513,338	$502,000	502,000

Total Repurchase Agreement		502,000

Total Investments (Cost $24,682,628) (b)—99.9%		26,232,016

Other assets in excess of liabilities—0.1%		15,503

Net Assets—100.0%		$26,247,519

(a)	Investment in affiliate.
(b)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ETF	Exchange-Traded Fund
ETN	Exchange Traded Note

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Dynamic Allocation Fund

	Shares or Principal Amount	Value (US$)
MUTUAL FUNDS (64.2%)
Commodity Fund (3.9%)
Credit Suisse Commodity Return Strategy Fund, Class I (a)	133,542	$981,534

Equity Funds (34.6%)
Aberdeen Asia-Pacific Smaller Companies Fund, Institutional Class (b)	72,801	762,224
Aberdeen Emerging Markets Fund, Institutional Class (b)	81,203	1,260,265
Aberdeen International Equity Fund, Institutional Class (b)	143,428	2,306,323
Aberdeen Small Cap Fund, Institutional Class (a)(b)	31,740	749,697
Aberdeen U.S. Equity Fund, Institutional Class (b)	90,254	1,242,805
Tortoise MLP & Pipeline Fund, Institutional Class	125,282	2,310,204

		8,631,518

Fixed Income Funds (25.7%)
Aberdeen Core Fixed Income Fund, Institutional Class (b)	117,166	1,273,596
Aberdeen Emerging Markets Debt Local Currency Fund, Institutional Class (b)	140,651	1,281,327
Aberdeen Global High Income Fund, Class I (b)	102,358	1,038,930
Eaton Vance Floating-Rate Fund, Class I	56,572	515,937
Nuveen Preferred Securities Fund, Institutional Class	87,283	1,526,580
Oppenheimer International Bond Fund, Class Y	128,597	789,589

		6,425,959

Total Mutual Funds		16,039,011

EXCHANGE TRADED FUNDS (32.1%)
Equity Funds (24.7%)
db X-trackers MSCI Japan Hedged Equity Fund	34,273	1,272,214
First Trust Health Care AlphaDEX Fund (a)	28,217	1,500,016
iShares Core S&P 500 ETF	10,852	2,108,001
iShares Russell Midcap ETF	8,239	1,292,699

		6,172,930

Real Estate Investment Trust (REIT) Funds (7.4%)
iShares Cohen & Steers REIT ETF	12,298	1,080,502
SPDR Dow Jones International Real Estate Fund	17,342	762,701

		1,843,203

Total Exchange Traded Funds		8,016,133

REPURCHASE AGREEMENT (3.7%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $922,000 collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $944,288	$922,000	922,000

Total Repurchase Agreement		922,000

Total Investments (Cost $22,703,829) (c)—100.0%		24,977,144

Liabilities in excess of other assets—0.0%		(2,216)

Net Assets—100.0%		$24,974,928

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ETF	Exchange-Traded Fund

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments (Unaudited)

July 31, 2014

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by Aberdeen Funds (each a “Fund,” collectively, the “Funds”) in the preparation of their financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

(a) Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Funds’ valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at NASDAQ official closing price. Open-end mutual funds are valued at the respective net asset value as reported by such company. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper, and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Funds’ Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

Notes to Statements of Investments (Unaudited) (continued)

July 31, 2014

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.

Forward foreign currency contracts	Forward exchange rate quotations.

Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Funds’ investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Statements of Investments for a detailed breakout of the security types:

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Investments, at Value
Aberdeen Asia-Pacific (ex-Japan) Equity Fund
Investments in Securities
Common Stocks	41,602,957	774,764,858	—	816,367,815
Preferred Stocks	—	40,107,487	—	40,107,487
Repurchase Agreement	—	21,387,000	—	21,387,000

	41,602,957	836,259,345	—	877,862,302

Notes to Statements of Investments (Unaudited) (continued)

July 31, 2014

Investments, at Value
Aberdeen Asia-Pacific Smaller Companies Fund
Investments in Securities
Common Stocks	10,182,735	19,665,407	—	29,848,142
Warrants	7,911	—	—	7,911
Repurchase Agreement	—	1,884,000	—	1,884,000

	10,190,646	21,549,407	—	31,740,053

Investments, at Value
Aberdeen China Opportunities Fund
Investments in Securities
Common Stocks	5,586,680	27,034,481	—	32,621,161

	5,586,680	27,034,481	—	32,621,161

Investments, at Value
Aberdeen Emerging Markets Fund
Investments in Securities
Common Stocks	2,419,267,906	6,826,039,857	—	9,245,307,763
Preferred Stocks	563,768,197	466,210,105	—	1,029,978,302
Repurchase Agreement	—	95,295,000	—	95,295,000

	2,983,036,103	7,387,544,962	—	10,370,581,065

Investments, at Value
Aberdeen Equity Long-Short Fund
Investments in Securities
Common Stocks—Long Positions	497,698,132	—	—	497,698,132
Repurchase Agreement	—	62,547,000	—	62,547,000
Common Stocks—Short Positions	(216,887,385)	—	—	(216,887,385)
Exchange Traded Funds—Short Positions	(14,916,886)	—	—	(14,916,886)

	265,893,861	62,547,000	—	328,440,861

Investments, at Value
Aberdeen European Equity Fund
Investments in Securities
Common Stocks	480,926	5,987,364	—	6,468,290
Repurchase Agreement	—	154,000	—	154,000

	480,926	6,141,364	—	6,622,290

Notes to Statements of Investments (Unaudited) (continued)

July 31, 2014

Investments, at Value
Aberdeen Global Equity Fund
Investments in Securities
Common Stocks	68,068,951	85,148,307	—	153,217,258
Preferred Stocks	12,030,700	4,011,797	—	16,042,497
Repurchase Agreement	—	2,841,000	—	2,841,000

	80,099,651	92,001,104	—	172,100,755

Investments, at Value
Aberdeen Global Natural Resources Fund
Investments in Securities
Common Stocks	15,612,812	12,360,105	—	27,972,917
Repurchase Agreement	—	117,000	—	117,000

	15,612,812	12,477,105	—	28,089,917

Investments, at Value
Aberdeen Global Small Cap Fund
Investments in Securities
Common Stocks	113,507,218	140,549,577	—	254,056,795
Preferred Stocks	6,698,428	—	—	6,698,428
Repurchase Agreement	—	3,126,000	—	3,126,000

	120,205,646	143,675,577	—	263,881,223

Investments, at Value
Aberdeen International Equity Fund
Investments in Securities
Common Stocks	102,123,799	716,368,917	—	818,492,716
Preferred Stocks	69,195,119	35,792,941	—	104,988,060
Repurchase Agreement	—	15,606,000	—	15,606,000

	171,318,918	767,767,858	—	939,086,776

Investments, at Value
Aberdeen Latin American Equity Fund
Investments in Securities
Common Stocks	4,230,015	—	—	4,230,015
Preferred Stocks	201,692	—	—	201,692

	4,431,707	—	—	4,431,707

Investments, at Value
Aberdeen Small Cap Fund
Investments in Securities
Common Stocks	126,325,951	—	—	126,325,951
Repurchase Agreement	—	2,251,000	—	2,251,000

	126,325,951	2,251,000	—	128,576,951

Notes to Statements of Investments (Unaudited) (continued)

July 31, 2014

Investments, at Value
Aberdeen U.S. Equity Fund
Investments in Securities
Common Stocks	419,208,596	—	—	419,208,596
Repurchase Agreement	—	3,575,000	—	3,575,000

	419,208,596	3,575,000	—	422,783,596

Investments, at Value
Aberdeen Asia Bond Fund
Investments in Securities
Corporate Bonds	—	63,048,993	—	63,048,993
Government Bonds	—	90,880,479	—	90,880,479
Government Agencies	—	35,219,219	—	35,219,219
Sovereign Agency	—	5,552,804	—	5,552,804
Repurchase Agreement	—	9,961,000	—	9,961,000
Other Financial Instruments
Assets
Futures Contracts	176,290	—	—	176,290
Forward Foreign Currency Exchange Contracts	—	870,742	—	870,742
Liabilities
Futures Contracts	(672)	—	—	(672)
Forward Foreign Currency Exchange Contracts	—	(831,680)	—	(831,680)

	175,618	204,701,557	—	204,877,175

Investments, at Value
Aberdeen Core Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	4,145,561	—	4,145,561
Commercial Mortgage-Backed Securities	—	9,117,178	—	9,117,178
Residential Mortgage-Backed Securities	—	2,725,951	—	2,725,951
Corporate Bonds	—	17,364,298	—	17,364,298
Municipal Bonds	—	3,013,991	—	3,013,991
U.S. Agencies	—	19,694,462	—	19,694,462
U.S. Treasuries	—	4,294,057	—	4,294,057
Repurchase Agreement	—	419,000	—	419,000
Other Financial Instruments
Assets
Futures Contracts	5,431	—	—	5,431
Liabilities
Futures Contracts	(2,385)	—	—	(2,385)

	3,046	60,774,498	—	60,777,544

Investments, at Value
Aberdeen Emerging Markets Debt Fund
Investments in Securities
Corporate Bonds	—	5,099,373	—	5,099,373
Government Bonds	—	22,553,222	—	22,553,222
Government Agencies	—	3,034,269	—	3,034,269
Repurchase Agreement	—	267,000	—	267,000
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	27,248	—	27,248
Liabilities
Forward Foreign Currency Exchange Contracts	—	(38,868)	—	(38,868)

	—	30,942,244	—	30,942,244

Notes to Statements of Investments (Unaudited) (continued)

July 31, 2014

Investments, at Value
Aberdeen Emerging Markets Debt Local Currency Fund
Investments in Securities
Corporate Bonds	—	3,405,046	—	3,405,046
Government Bonds	—	25,083,328	—	25,083,328
Government Agencies	—	3,913,102	—	3,913,102
Repurchase Agreement	—	330,000	—	330,000
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	96,247	—	96,247
Liabilities
Forward Foreign Currency Exchange Contracts	—	(140,109)	—	(140,109)

	—	32,687,614	—	32,687,614

Investments, at Value
Aberdeen Global Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	102,968	—	102,968
Commercial Mortgage-Backed Securities	—	571,237	—	571,237
Residential Mortgage-Backed Securities	—	281,509	—	281,509
Corporate Bonds	—	9,736,180	—	9,736,180
Municipal Bonds	—	163,372	—	163,372
Government Bonds	—	8,488,320	—	8,488,320
Government Agencies	—	201,133	—	201,133
U.S. Agencies	—	1,580,893	—	1,580,893
U.S. Treasuries	—	404,785	—	404,785
Repurchase Agreement	—	357,000	—	357,000
Other Financial Instruments
Assets
Futures Contracts	1,847	—	—	1,847
Forward Foreign Currency Exchange Contracts	—	45,614	—	45,614
Liabilities
Futures Contracts	(1,976)	—	—	(1,976)
Forward Foreign Currency Exchange Contracts	—	(32,427)	—	(32,427)

	(129)	21,900,584	—	21,900,455

Investments, at Value
Aberdeen Tax-Free Income Fund
Investments in Securities
Municipal Bonds	—	98,140,106	—	98,140,106
Repurchase Agreement	—	1,120,000	—	1,120,000

	—	99,260,106	—	99,260,106

Notes to Statements of Investments (Unaudited) (continued)

July 31, 2014

Investments, at Value
Aberdeen Ultra-Short Duration Bond Fund
Investments in Securities
Asset-Backed Securities	—	954,591	—	954,591
Corporate Bonds	—	9,722,325	—	9,722,325
U.S. Agencies	—	1,761,770	—	1,761,770
U.S. Treasuries	—	70,768	—	70,768
Other Financial Instruments
Assets
Futures Contracts	557	—	—	557

	557	12,509,454	—	12,510,011

Investments, at Value
Aberdeen High Yield Fund
Investments in Securities
Corporate Bonds	—	10,359,350	—	10,359,350
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	4,637	—	4,637
Liabilities
Forward Foreign Currency Exchange Contracts	—	(845)	—	(845)

	—	10,363,142	—	10,363,142

Investments, at Value
Aberdeen Diversified Alternatives Fund
Investments in Securities
Mutual Funds	65,239,700	—	—	65,239,700
Exchange Traded Funds	16,833,903	—	—	16,833,903
Repurchase Agreement	—	2,869,000	—	2,869,000

	82,073,603	2,869,000	—	84,942,603

Investments, at Value
Aberdeen Diversified Income Fund
Investments in Securities
Mutual Funds	16,003,467	—	—	16,003,467
Exchange Traded Funds	9,726,549	—	—	9,726,549
Repurchase Agreement	—	502,000	—	502,000

	25,730,016	502,000	—	26,232,016

Investments, at Value
Aberdeen Dynamic Allocation Fund
Investments in Securities
Mutual Funds	16,039,011	—	—	16,039,011
Exchange Traded Funds	8,016,133	—	—	8,016,133
Repurchase Agreement	—	922,000	—	922,000

	24,055,144	922,000	—	24,977,144

Notes to Statements of Investments (Unaudited) (continued)

July 31, 2014

Amounts listed as “–” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended July 31, 2014, several Funds had transfers between Level 1 and Level 2 because there was a valuation factor applied at July 31, 2014 not applied at a prior period end or a valuation factor applied at a prior period end not applied at July 31, 2014. For the period ended July 31, 2014 there have been no significant changes to the fair valuation methodologies. The following is a summary of Funds which had significant transfers:

Fund	Transfer from Level 1	Transfer from Level 2
Asia-Pacific (ex-Japan) Equity Fund	9,446,136	11,114,858
Asia-Pacific Smaller Companies Fund	1,956,775	5,429,215
China Opportunities Fund	—	2,893,104
Emerging Markets Fund	—	4,146,243
European Equity Fund	—	351,724
Global Small Cap Fund	31,238,001	34,168,153

(b) Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is each Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Funds may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on individual repurchase agreements, see the statements of investments.

(c) Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933 (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

(d) Foreign Currency Translation

Foreign currency amounts are translated into U.S. Dollars at the current rate of exchange as of the Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Notes to Statements of Investments (Unaudited) (continued)

July 31, 2014

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service.

(e) Derivative Financial Instruments

The Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage a Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. The use of forward contracts allows the separation of decision-making between markets and their currencies. The forward contract is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. Forward contracts’ prices are received daily from an independent pricing provider. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

While a Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain risks. A Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. Thus, while a Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund’s portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent a Fund from achieving a complete hedge, which will expose the Fund to the risk of foreign exchange loss.

Forward contracts are subject to the risk that the counterparties to such contracts may default on their obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force a Fund to cover its purchase or sale commitments, if any, at the market price at the time of the default.

Futures Contracts

Certain Funds may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish a Fund’s positions may not exceed 5% of a Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This payment is known as initial margin. Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Notes to Statements of Investments (Unaudited) (continued)

July 31, 2014

There are significant risks associated with a Fund’s use of futures contracts, including the following: (1) the success of a hedging strategy may depend on the ability of a Fund’s investment adviser and/or sub-adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in the price of futures contracts, interest rates and the value/market value of the securities held by a Fund; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts. In addition, should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swaps

Certain Funds enter into swaps to efficiently gain or hedge interest rate or currency risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by a Fund, and/or the termination value at the end of the contract. Therefore, a Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. A Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions.

Certain Funds are a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by certain Funds and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement. To the extent a Fund engages in transactions under these agreements, it is subject to counterparty risk, which is described with respect to swaps both above and below.

Certain swaps entered into after June 10, 2013, including some interest rate swaps and credit default swaps, must be cleared pursuant to U.S. Commodity Futures Trading Commission (“CFTC”) regulations. As a result, these swaps can no longer be traded over-the-counter and are subject to various regulations and rules of the CFTC.

Credit Default Swaps

A credit default swap is a credit derivative contract between two counterparties. The buyer makes periodic payments to the seller, and in return receives protection if an underlying financial instrument defaults. A Fund might use credit default swap contracts to limit or to reduce risk exposure of the Fund to defaults of corporate and sovereign issues (i.e., to reduce risk when the Fund owns or has exposure to such issuers). A Fund also might use credit default swap contracts to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the Fund is not otherwise exposed. As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event) occurs, a Fund would keep the stream of payments and would have no payment of obligations. As the seller in a credit default swap contract, a Fund effectively would add economic leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to

Notes to Statements of Investments (Unaudited) (continued)

July 31, 2014

investment exposure on the notional amount of the swap. As the purchaser in a credit default swap contract, a Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment might expire worthless. It also would involve credit risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default (or similar event). As the purchaser in a credit default swap contract, a Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Interest Rate Swaps

Certain Funds may invest in interest rate swap contracts. A Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between a Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Swap contracts may have a term of one to ten years, but typically require periodic interim settlement in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. During the period that the swap contract is open, the contract is marked-to-market as the net amount due to or from a Fund in accordance with the terms of the contract based on the closing level of the relevant index or security and interest accrual through the valuation date. Changes in the value of swap contracts are recorded as unrealized gains or losses. Periodic cash settlements on interest rate swaps are recorded as realized gains or losses.

Entering into a swap contract involves, to varying degrees, elements of credit, market and interest rate risk. Notional principal amounts are used to express the extent of involvement in the transactions, but are not delivered under the contracts. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, a Fund enters into swap contracts with counterparties whose creditworthiness has been approved by the Board. A Fund bears the interest rate and market risk arising from any change in index or security values or interest rates. During the period, there was no interest rate swap activity. More specifically, this involves hedging or adding to duration while potentially reducing the need to transact in large bond trades.

(f) Short Sales

During the period, the Equity Long-Short Fund engaged in short-selling of portfolio securities, which obligates the Fund to replace any security that it has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will segregate or earmark cash, other liquid assets and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(g) Credit-Linked Notes

The Asia Bond Fund invests in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Notes to Statements of Investments (Unaudited) (concluded)

July 31, 2014

(h) Mortgage Dollar Rolls

Certain Funds may invest in mortgage dollar rolls. Mortgage dollar rolls are arrangements in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund could potentially receive gains on the difference between the current sales price and the lower price for the future purchase as well as any interest earned on the proceeds of the initial sale. At the time the Fund enters into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. For accounting purposes, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date.

2. Investments in Affiliated Issuers

The Funds’ adviser or an affiliate serves as the adviser to certain underlying funds. A summary of the Funds’ investments in securities of these underlying funds for the period ended July 31, 2014 is set forth below:

Diversified Alternatives Fund

Fund	10/31/2013 Share Balance	Purchase Cost	Sales Cost	Realized Gain (loss)	Distributions Received (1)	7/31/2014 Share Balance	7/31/2014 Market Value
Aberdeen Equity Long-Short Fund	144,038	3,187,286	—	—	32,143	405,983	5,009,834
Aberdeen Asia-Pacific Smaller Companies Fund	75,678	131,902	952,432	(139,437)	131,902	—	—
Aberdeen Global High Income Fund	—	3,379,192	—	—	77,404	331,193	3,361,613
Aberdeen High Yield Fund	44,628	98,838	539,485	(4,808)	48,245	—	—

Total		6,797,218	1,491,917	(144,245)	289,694		8,371,447

(1)	Distributions received includes both Income and Gains Distributions if any.

Diversified Income Fund

Fund	10/31/2013 Share Balance	Purchase Cost	Sales Cost	Realized Gain Loss	Distributions Received (1)	7/31/2014 Share Balance	7/31/2014 Market Value
Aberdeen Emerging Markets Fund	57,304	10,501	—	—	10,501	58,008	900,274
Aberdeen Global Natural Resources Fund	52,226	7,440	860,158	19,752	7,440	—	—
Aberdeen International Equity Fund	232,984	55,213	2,048,619	311,928	55,213	82,738	1,330,432
Aberdeen Core Fixed Income Fund	166,371	79,809	333,852	(18,417)	39,444	144,434	1,569,994
Aberdeen Emerging Markets Debt Local Currency Fund	67,023	499,969	56,569	(3,306)	7,450	116,058	1,057,287
Aberdeen Global High Income Fund	—	564,666	564,666	2,404	5,472	—	—
Aberdeen High Yield Fund	270,775	336,882	331,667	(4,518)	336,882	271,749	2,592,489

Total		1,554,480	4,195,531	307,843	462,402		7,450,476

(1)	Distributions received includes both Income and Gains Distributions if any.

Dynamic Allocation Fund

Fund	10/31/2013 Share Balance	Purchase	Sales	Realized Gain (loss)	Distributions Received (1)	7/31/2014 Share Balance	7/31/2014 Market Value
Aberdeen Equity Long-Short Fund	65,120	13,551	809,552	1,796	13,551	—	—
Aberdeen Asia-Pacific Smaller Companies Fund	68,775	301,222	310,461	(78,134)	124,375	72,801	762,224
Aberdeen Emerging Markets Fund	71,809	253,259	122,052	7,690	14,750	81,203	1,260,265
Aberdeen International Equity Fund	215,187	980,801	1,670,215	378,204	68,031	143,428	2,306,323
Aberdeen Small Cap Fund	73,746	69,346	823,586	252,984	—	31,740	749,697
Aberdeen U.S. Equity Fund	106,112	22,961	106,058	128,270	22,961	90,254	1,242,805
Aberdeen Core Fixed Income Fund	117,521	131,934	143,695	(5,940)	31,701	117,166	1,273,596
Aberdeen Emerging Markets Debt Local Currency Fund	—	1,275,732	—	—	—	140,651	1,281,327
Aberdeen Global High Income Fund	—	1,044,103	—	—	25,184	102,358	1,038,930

Total		4,092,909	3,985,619	684,870	300,553		9,915,167

(1)	Distributions received includes both Income and Gains Distributions if any.

3. Tax Information

As of July 31, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aberdeen Asia-Pacific (ex-Japan) Equity Fund	$809,906,634	$88,981,320	$(21,025,652)	$67,955,668
Aberdeen Asia-Pacific Smaller Companies Fund	30,694,311	1,982,343	(936,601)	1,045,742
Aberdeen China Opportunities Fund	31,290,047	3,099,577	(1,768,463)	1,331,114
Aberdeen Emerging Markets Fund	9,274,155,959	1,548,174,833	(451,749,727)	1,096,425,106
Aberdeen Equity Long-Short Fund	458,314,708	105,848,135	(3,917,711)	101,930,424
Aberdeen European Equity Fund	6,086,840	666,892	(131,442)	535,450
Aberdeen Global Equity Fund	146,147,420	29,108,566	(3,155,231)	25,953,335
Aberdeen Global Natural Resources Fund	25,969,038	5,204,556	(3,083,677)	2,120,879
Aberdeen Global Small Cap Fund	240,976,832	31,754,189	(8,849,798)	22,904,391
Aberdeen International Equity Fund	787,491,535	175,794,988	(24,199,747)	151,595,241
Aberdeen Latin American Equity Fund	5,053,019	46,621	(667,933)	(621,312)
Aberdeen Small Cap Fund	101,522,683	28,080,553	(1,026,285)	27,054,268
Aberdeen U.S. Equity Fund	311,514,527	113,450,170	(2,181,101)	111,269,069
Aberdeen Asia Bond Fund	207,931,070	4,853,328	(8,121,773)	(3,268,445)
Aberdeen Core Fixed Income Fund	60,130,200	1,039,278	(394,980)	644,298
Aberdeen Emerging Markets Debt Fund	30,716,158	530,472	(292,766)	237,706
Aberdeen Emerging Markets Debt Local Currency Fund	35,205,139	459,809	(2,933,472)	(2,473,663)
Aberdeen Global Fixed Income Fund	21,555,237	711,046	(378,886)	332,160
Aberdeen High Yield Fund	10,721,131	221,924	(583,705)	(361,781)
Aberdeen Tax-Free Income Fund	91,455,637	8,072,163	(267,694)	7,804,469
Aberdeen Ultra-Short Duration Bond Fund	12,477,024	39,871	(7,441)	32,430
Aberdeen Diversified Income Fund	24,682,628	1,806,343	(256,955)	1,549,388
Aberdeen Dynamic Allocation Fund	22,703,829	2,448,966	(175,651)	2,273,315
Aberdeen Diversified Alternatives Fund	81,577,912	3,468,598	(103,907)	3,364,691

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Funds

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 25, 2014

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

September 25, 2014